[GRAPHIC OF WILSHIRE TARGET FUNDS, INC. LOGO OMITTED]



                               SEMI-ANNUAL REPORT


                         LARGE COMPANY GROWTH PORTFOLIO

                          LARGE COMPANY VALUE PORTFOLIO

                         SMALL COMPANY GROWTH PORTFOLIO

                          SMALL COMPANY VALUE PORTFOLIO

                          WILSHIRE 5000 INDEX PORTFOLIO











                                FEBRUARY 28, 2001
                                 ---------------

                                www.wilfunds.com

                           WILSHIRE TARGET FUNDS, INC.

      Shareholder Letter ..................................................... 1
      Large Company Growth Portfolio:
           Fund Commentary ................................................... 3
      Large Company Value Portfolio:
           Fund Commentary ................................................... 5
      Small Company Growth Portfolio:
           Fund Commentary ................................................... 8
      Small Company Value Portfolio:
           Fund Commentary ...................................................10
      Wilshire 5000 Index Portfolio:
           Fund Commentary ...................................................12

      Statements of Investments:
           Large Company Growth Portfolio ....................................15
           Large Company Value Portfolio .....................................20
           Small Company Growth Portfolio ....................................25
           Small Company Value Portfolio .....................................30
           Wilshire 5000 Index Portfolio .....................................35

      Statements of Assets and Liabilities ...................................74
      Statements of Operations ...............................................76
      Statements of Changes in Net Assets ....................................77

      Financial Highlights:
           Large Company Growth Portfolio ....................................81
           Large Company Value Portfolio .....................................83
           Small Company Growth Portfolio ....................................85
           Small Company Value Portfolio .....................................87
           Wilshire 5000 Index Portfolio .....................................89
           Notes to Financial Statements .....................................93

             ------------------------------------------------------

THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND WILSHIRE 5000 INDEX PORTFOLIO. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

    Wilshire Target Funds, Inc. are distributed by PFPC Distributors, Inc.

Dear Shareholder,

We are pleased to present this semi-annual report to all shareholders of the Wilshire Target Funds, Inc. (the "Fund"). This report covers the six months ended February 28, 2001, for both classes of shares of the Funds' Portfolios (Investment Class and Institutional Class). The Portfolios include Large Company Growth, Large Company Value, Small Company Growth, Small Company Value and the Wilshire 5000 Index Portfolio (which also offers Qualified Class Shares and Horace Mann Class Shares).


TWO-YEAR ANNIVERSARY OF WILSHIRE 5000 INDEX PORTFOLIO

February marks the two-year anniversary of the launch of the Wilshire 5000 Index Portfolio. The Wilshire 5000 Index Portfolio experienced rapid growth in assets after its launch on February 1, 1999. Since that time growth has moderated. However, over the past two years there have been many fluctuations in the Portfolio as the broader market has experienced sweeping volatility on the whole.

Wilshire specifically established the Wilshire 5000 Index Portfolio in response to investors seeking broad U.S. market exposure in their investment portfolios. The Wilshire 5000 Index is considered the best representation of the entire market, measuring the performance of all U.S. domiciled stocks traded on the NYSE, the AMEX and the NASDAQ with readily available price information. The Wilshire 5000 Index currently includes approximately 7,000 stocks. Unlike the S&P 500 Index, the Wilshire 5000 Index includes small and mid-cap stocks in addition to large-cap stocks. This provides a more comprehensive profile of the market as a whole.


THE STYLE APPROACH

The Fund also offers focused exposure to the four principal components of the equity market represented by the Large Company Growth, Large Company Value, Small Company Growth and Small Company Value Portfolios.

Investors target different fundamental characteristics when choosing to pursue a style approach. Consequently, each Portfolio owns only securities that correspond with the characteristics most commonly associated with that style. Generally, the Growth Portfolios focus on companies whose financial characteristics include above average earnings growth, sales growth and return on equity. Conversely, the Value Portfolios seek companies with above average earnings yield, dividend yield and price to book ratios. Stocks are purchased only if they meet the specific growth or value criteria defined for each Portfolio.

Changes are made over time to insure that the Portfolios keep their proper focus toward that style. Stocks are sold if their style clashes with the Portfolio's objective or if their financial condition changes to the point where they can no longer be considered either growth or value. As all investors know, value stocks do not stay value stocks forever. Once a security makes a strong relative advance, it can no longer be as attractive as it was before the move. As a result, the Portfolios require constant monitoring. Whether the focus is growth, value, large or small, we see it as a top priority to be sure each Portfolio always includes the most attractive list of names for that particular style given that valuations are constantly changing.

The Fund allows the investor to select the style segment which best fits his or her investment objective with the assurance that the Portfolio selected will remain focused on the stated style.


MARKET ENVIRONMENT

Over the six months ended February 28, 2001, the equity markets were decidedly tilted in favor of value strategies. The Wilshire Target Funds reflected this as both Value Portfolios significantly outperformed the Wilshire 5000 Index. The Large Company Value Portfolio generated a return of 8.33% while the Small Company Value Portfolio exceeded that at 15.89%. Meanwhile, the Wilshire 5000 Index Portfolio fell 19.59%. Unlike the strength demonstrated by the value category, growth stocks were disappointing. The Large Company Growth Portfolio fell 29.10% during the reporting period, while the Small Company Growth Portfolio declined 14.94%.

The disappointing performances of several Portfolios were in large part attributable to the Funds' technology holdings. Investors in the Funds should realize that favorable conditions for technology stocks did not exist over the six-month reporting period and may not be repeated in the future.

This period, like others in recent history, points out the importance that style and size play in explaining investment results. It also points out that investors need to be mindful of the risk they are taking in picking from too narrow a range of investment alternatives in building their aggregate portfolio. Given the difficulty in predicting how styles will perform in the future one needs to be sure that the bases are covered to avoid the drastic swings that may result from a non-diversified portfolio. Our goal is to provide vehicles to investors that adhere to well defined style criteria. In this way investors are given more control in managing the exposures they are targeting.

Shareholders are encouraged to visit us on the web at WWW.WILFUNDS.COM. In addition to finding daily NAV's and quarterly reports on all our Portfolios, shareholders may download a prospectus and application electronically from the site.

Sincerely,




/S/ SIGNATURE

Thomas D. Stevens
President and Chairman of the Board

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     LARGE COMPANY GROWTH PORTFOLIO
     FUND COMMENTARY
--------------------------------------------------------------------------------

For the six-month period ended February 28, 2001, the Large Company Growth Portfolio Investment Class Shares fell 29.10% while Institutional Class Shares fell 28.99%. After market activity in January appeared to show signs of recovery in the large growth arena, February's performance diminished any possibility of a style turnaround.

Comprising one third of the Portfolio, Technology was the biggest drag on overall Portfolio performance with a sector return of -51%. Major disappointments included many of the biggest names: Microsoft Corporation (down 16%), Dell Computer Corporation (down 25%), Oracle Systems Corporation (down 59%), Intel Corporation (down 61%) and Cisco Systems, Inc. (down 66%). These once high-flying holdings fell sharply proving that the Technology growth trend is no longer the case for the overall market.

The Consumer Non-Durables sector made up one third of the Portfolio as the largest weighted sector and posted a 7% return over the six-month period. The strongest performers in this sector came from the Drugs and Medicine industry and included Schering-Plough Corporation, Pfizer, Inc., Eli Lilly & Company, Merck & Company, Inc., Abbott Laboratories, and Bristol-Myers Squibb Corporation with returns of 3%, 5%, 10%, 14%, 16%, and 20%, respectively, making up one quarter of the Portfolio's weighting.

More disappointments came from the Finance sector (down 16%). AIG (down 8%), Merrill Lynch & Company, Inc. (down 16%), American Express Company (down 25%) and Morgan Stanley Dean Witter & Company (down 39%) made up a Portfolio weighting of 8%.

The Large Company Growth Portfolio is comprised of companies that have above average earnings and sales growth histories that fit a classic high quality growth profile. It is typical to find securities in this Portfolio that have enjoyed long and successful growth trends. In addition, these companies typically have higher than average returns on equity or levels of profitability.



                                              PORTFOLIO INFORMATION(1)
                                             (As of February 28, 2001)
                           -----------------------------------------------------
                           AVERAGE 5-YEAR SALES GROWTH..............21.1%
                           AVERAGE 5-YEAR EARNINGS GROWTH.......... 12.6%
                           AVERAGE 5-YEAR RETURN ON EQUITY......... 24.3%
                           AVERAGE MARKET CAPITALIZATION......... $128.6 BILLION
                           -----------------------------------------------------
1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE 5-YEAR NUMBERS ARE CALCULATED
  BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED FEBRUARY 28, 2001 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF FEBRUARY 28, 2001 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.

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     LARGE COMPANY GROWTH PORTFOLIO
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         SIX MONTHS ENDED 2/28/01.....................................(29.10)%**
         ONE YEAR ENDED 2/28/01.......................................(21.79)%
         FIVE YEARS ENDED 2/28/01..................................... 17.54%+
         INCEPTION (9/30/92) THROUGH 2/28/01.......................... 16.07%+

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         SIX MONTHS ENDED 2/28/01.....................................(28.99)%**
         ONE YEAR ENDED 2/28/01.......................................(21.58)%
         INCEPTION (7/15/96) THROUGH 2/28/01.......................... 19.51%+

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
    ** NOT ANNUALIZED.

     + DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED.
       WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING***
                            (As of February 28, 2001)
[GRAPHIC OMITTED}
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
TRANSPORTATION .................. 1.3%
MATERIALS & Services ............ 5.5%
CAPITAL GOODS ................... 6.9%
FINANCE .........................13.4%
TECHNOLOGY ......................34.4%
ENERGY .......................... 1.2%
UTILITIES ....................... 0.7%
CONSUMER DURABLES ............... 0.6%
CONSUMER NON-DURABLES ...........36.0%

*** Based on percent of Portfolio's total market value.

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                                                               [GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO
     FUND COMMENTARY
--------------------------------------------------------------------------------

In the six months ended February 28, 2001, the Large Company Value Portfolio produced an overall positive performance. The Portfolio's Investment Class Shares generated a return of 8.33% while the Institutional Class Shares generated a return of 8.50%.

Only two sectors recorded  negative  returns,  Technology (down 1%) and Consumer
Non-Durables (down 7%). Together these sectors made up a 26% Portfolio weighting. Technology holdings have been a market-wide disappointment for many investors over the past six months. However, Boeing Company (up 14%), Minnesota Mining & Manufacturing Company (up 23%) and United Technologies Corporation (up 26%) were unlikely highlights for the sector. Each of the remaining sectors recorded positive returns that reflected a favorable environment for fundamentally based value stocks.

Although the Transportation sector posted the greatest return (up 20%), its weighting was only 3% at the end of the reporting period. Finance made up the largest portion of the Portfolio at 23%, but posted a modest performance of 6% despite double-digit returns from CIGNA Corporation, Allstate Corporation and Washington Mutual, Inc., up 17%, 36% and 47%, respectively. Two of the Portfolio's largest holdings, JP Morgan Chase & Company and Bank of America Corporation, together made up a 6% weighting, but were down 16% and 2%, respectively.

While the Portfolio's largest holding, Exxon Mobil Corporation, was almost flat, other Energy holdings such as Chevron Corporation and Texaco, Inc. posted positive performances of 2% and 25%, respectively. The overall six-month return for Energy was 14%. Holdings in the Utilities sector also contributed positively to the performance of the Fund in the aggregate. Double-digit returns from Dominion Resources, Inc. (up 26%), Duke Energy Corporation (up 10%), TXU Corporation (up 21%) and Verizon Communications (up 14%) helped to bolster overall Portfolio performance.

Performance by growth stocks surpassed performance by value stocks over the course of the late 1990's. With the disparity between large growth and large value historically wide in 1999, there now seems to be a reversal where the gap is in favor of large value stocks. The remarkable performance of the Large



                                                PORTFOLIO INFORMATION(1)
                                               (As of February 28, 2001)
                                   ---------------------------------------------
                                   DIVIDEND YIELD(2)............     2.3%
                                   AVERAGE PRICE/BOOK RATIO.....     3.1
                                   AVERAGE PRICE/EARNINGS RATIO.    16.1
                                   AVERAGE MARKET CAPITALIZATION   $46.2 BILLION
                                   ---------------------------------------------
1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE BOOK/PRICE RATIO IS
  CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.
2 THE ONE-YEAR DIVIDEND YIELD CORRESPONDS TO THE STATED DIVIDENDS OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OR THE PORTFOLIO ITSELF.

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                                                               [GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

Company Value Portfolio last year and year to date relative to the market leads us to believe that large value portfolios are capable of continued strength in 2001 due to strong fundamentals and the existing macroeconomic condition. Value stocks have historically fared better than growth stocks coming out of a recession and heading into an economic recovery.

Fundamentals that are used for selection of stocks in this Portfolio are price to earnings ratio, price to book ratio and dividend yield. A high quality profile is required which eliminates companies that are undergoing adverse financial pressures. Companies are monitored using a variety of relative value criteria, the goal being to capture the most attractive value opportunities available. Buy and sell decisions are based on the relative evaluation of fundamentals. As a security's valuation improves or deteriorates relative to other large cap securities, it will be bought or sold.

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                                                               [GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         SIX MONTHS ENDED 2/28/01....................................... 8.33%**
         ONE YEAR ENDED 2/28/01.........................................28.53%
         FIVE YEARS ENDED 2/28/01.......................................12.40%+
         INCEPTION (9/30/92) THROUGH 2/28/01............................13.72%+

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         SIX MONTHS ENDED 2/28/01......................................  8.50%**
         ONE YEAR ENDED 2/28/01........................................ 28.94%
         INCEPTION (7/15/96) THROUGH 2/28/01........................... 14.36%+

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
    ** NOT ANNUALIZED.

     + DURING THE PERIODS,  CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED.
       WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING***
                            (As of February 28, 2001)
[GRAPHIC OMITTED}
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
TRANSPORTATION ................. 3.4%
CAPITAL GOODS .................. 3.6%
MATERIALS & Services ........... 9.9%
TECHNOLOGY .....................10.5%
ENERGY .........................13.7%
CONSUMER NON-DURABLES ..........15.4%
CONSUMER DURABLES .............. 2.9%
FINANCE ........................23.4%
UTILITIES ......................17.2%

*** Based on percent of Portfolio's total market value.

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                                                               [GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO
     FUND COMMENTARY
--------------------------------------------------------------------------------
In the six months ended February 28, 2001, the Small Company Growth Portfolio rendered a disappointing performance. The Portfolio's Investment Class Shares fell 14.94% while the Institutional Class Shares fell 14.85%.

Although the best performance came from Consumer Durables (up 12%), no particular holding dominated the sector. Finance made up one tenth of the Portfolio and posted a 7% sector return with strong performances by Banknorth Group, Inc. (up 24%), AmeriCredit Corporation (up 28%) and Investors Financial Services Corporation (up 32%).

With a six-month return of 3%, Consumer Non-Durables made up the second largest sector. The sector's holdings posted a mixed performance. For example, AmeriSource Health Corporation (up 54%), Express Scripts, Inc. (up 25%), Lincare Holdings, Inc. (up 135%) and Universal Health Services, Inc. (up 28%) combined to make up 5% of the Portfolio. However, Alpharma, Inc. (down 39%), Barr Laboratories, Inc. (down 22%), and Oakley, Inc. (down 1%) offset positive performances within the Drugs and Medicine industry.

While Materials & Services (down 10%) was the largest sector making up one quarter of the Portfolio, double-digit returns from ChoicePoint, Inc. (up 18%), Apollo Group, Inc. (up 24%), Invitrogen Corporation (up 29%) and BISYS Group, Inc. (up 48%) still couldn't help bolster the sector's performance. The sector's positive returns were offset by DeVRY, Inc. (down 3%), Metris Companies, Inc. (down 39%), Orthodontic Centers of America, Inc. (down 29%) and Interwoven, Inc. (down 66%).

The methodology used in selecting stocks for the Small Growth Portfolio closely resembles an emerging growth definition. For investment decisions, the Small Company Growth Portfolio uses the same fundamental criteria as its large-cap partner, but with much less emphasis on a long history of established growth. Specifically, the Portfolio's investment advisor seeks to identify high quality growth. By focusing on earnings and return on equity in the small-cap arena, the Portfolio seeks to invest in growth companies with a proven track record.



                                   PORTFOLIO INFORMATION(1)
                                   (As of February 28, 2001)
                                   ---------------------------------------------
                                   AVERAGE 5-YEAR SALES GROWTH..... 30.1%
                                   AVERAGE 5-YEAR EARNINGS GROWTH.. 14.9%
                                   AVERAGE 5-YEAR RETURN ON EQUITY. 17.5%
                                   AVERAGE MARKET CAPITALIZATION... $1.6 BILLION
                                   ---------------------------------------------
1 ALL AVERAGES ARE DOLLAR-WEIGHTED  AVERAGES.  THE 5-YEAR NUMBERS ARE CALCULATED
  BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED FEBRUARY 28, 2001 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF FEBRUARY 28, 2001 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.

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                                                               [GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         SIX MONTHS ENDED 2/28/01.....................................(14.94)%**
         ONE YEAR ENDED 2/28/01.......................................(13.44)%
         FIVE YEARS ENDED 2/28/01.....................................  4.66%
         INCEPTION (10/1/92) THROUGH 2/28/01.......................... 10.31%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         SIX MONTHS ENDED 2/28/01.....................................(14.85)%**
         ONE YEAR ENDED 2/28/01.......................................(13.20)%
         INCEPTION (7/15/96) THROUGH 2/28/01..........................  6.02%

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001, FEES AND EXPENSES TOTALING 0.15% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    ** NOT ANNUALIZED.

                          PORTFOLIO SECTOR WEIGHTING***
                            (As of February 28, 2001)
[GRAPHIC OMITTED}
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
TRANSPORTATION ................. 4.6%
CONSUMER DURABLES .............. 4.8%
CAPITAL GOODS .................. 5.9%
FINANCE ........................10.3%
TECHNOLOGY .....................19.9%
ENERGY ......................... 1.4%
UTILITIES ...................... 0.2%
MATERIALS & SERVICES ...........27.9%
CONSUMER NON-DURABLES ..........25.0%

*** Based on percent of Portfolio's total market value.

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                                                               [GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO
     FUND COMMENTARY
--------------------------------------------------------------------------------

In the six months ended February 28, 2001, the Small Company Value Portfolio rendered a remarkable performance and marked a shift toward value for the beginning of 2001. The Investment Class Shares generated a 15.89% return while the Institutional Class Shares generated a 16.02% return.

The Small Company Value Portfolio performed exceptionally well in 2000. After several years of underperformance, the past six months have demonstrated that the Portfolio holds undervalued companies with supreme fundamentals like low price to earnings and low price to book ratios. With lower interest rates and possible tax cuts, the Portfolio continues to be sensitive to economic activity.

Each sector grouping generated positive returns. Energy (up 35%) and Finance (up 30%) particularly dominated the performance period with sector weightings of 7% and 12%, respectively. While Energy holdings such as Ultramar Diamond Shamrock Corporation (up 51%) and Tidewater, Inc. (up 21%) were both trading at or near their 52-week highs as of February 28, ONEOK, Inc. (up 39%) and Valero Energy Corporation (up 22%) also helped boost overall performance for the Portfolio. The most noteworthy Finance holdings were First American Financial Corporation (up 86%), Fidelity National Financial, Inc. (up 52%) and Washington Federal, Inc. (up 42%), collectively making up 4% of the Portfolio.

The largest but third best performing sector, Materials & Services, featured strong performances by names in the Fund's top 10 holdings. Engelhard Corporation (up 29%), Centex Corporation (up 43%) and Lubrizol Corporation (up 52%) contributed to an overall sector return of 15%.

The Small Company Value Portfolio continues to invest in stocks clearly associated with a value orientation. They also have a relatively high dividend yield, which simply means that their price is lower relative to the size of the dividend. Dividend yields among small companies are on average less than those for large companies. Demand for value stocks is driven by two types of investors -- those seeking higher current income coming from the dividend and those who feel the stock is undervalued relative to its earnings potential. The Portfolio buys those stocks that exhibit both of these characteristics. When demand is low for these types of securities, prices are slow to rise. Low demand is typically a function of investor sentiment, meaning that when investors feel like their current holdings become overvalued they sell them and look for better deals.



                                          PORTFOLIO INFORMATION(1)
                                         (As of February 28, 2001)
                                   ---------------------------------------------
                                   DIVIDEND YIELD(2)..............   2.5%
                                   AVERAGE PRICE/BOOK RATIO.....     1.9
                                   AVERAGE PRICE/EARNINGS RATIO.    13.4
                                   AVERAGE MARKET CAPITALIZATION    $1.4 BILLION
                                   ---------------------------------------------
1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE BOOK/PRICE RATIO IS
  CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.
2 THE ONE-YEAR DIVIDEND YIELD CORRESPONDS TO THE STATED DIVIDENDS OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OR THE PORTFOLIO ITSELF.

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                                                               [GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         SIX MONTHS ENDED 2/28/01.......................................15.89%**
         ONE YEAR ENDED 2/28/01.........................................29.10%
         FIVE YEARS ENDED 2/28/01....................................... 7.50%
         INCEPTION (9/30/92) THROUGH 2/28/01............................ 9.11%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         SIX MONTHS ENDED 2/28/01.......................................16.02%**
         ONE YEAR ENDED 2/28/01.........................................29.36%
         INCEPTION (7/15/96) THROUGH 2/28/01............................ 8.63%

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001, FEES AND EXPENSES TOTALING 0.15% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    ** NOT ANNUALIZED.

                       PORTFOLIO SECTOR WEIGHTING***
                         (As of February 28, 2001)
[GRAPHIC OMITTED}
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
TECHNOLOGY ..................... 2.2%
TRANSPORTATION ................. 5.6%
CONSUMER DURABLES .............. 6.7%
ENERGY ......................... 6.9%
UTILITIES ......................10.3%
FINANCE ........................12.0%
MATERIALS &Services ............24.8%
CONSUMER NON-DURABLES ..........16.8%
CAPITAL GOODS ..................14.7%

*** Based on percent of Portfolio's total market value.

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                                                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     FUND COMMENTARY
--------------------------------------------------------------------------------
In the six months ended February 28, 2001, all classes of the Wilshire 5000 Index Portfolio performed in line with the -19.60% return of the Wilshire 5000
Index.   The  Portfolio's   Investment   Class  Shares  fell  19.59%  while  the
Institutional Class Shares fell 19.49%. The Horace Mann Class Shares and the Qualified Class Shares both fell 19.54% and 19.65%, respectively.

While the entire U.S. equity market has witnessed much volatility since late 2000, the monthly performance of the Index has fluctuated as well. The last few months of 2000 marked the beginning of a decline for the Index. It was down 10.36% for the fourth quarter and down 10.90% for the year on December 31. While Index performance was positive in January 2001 with a total return of 3.83%, it quickly reversed when large cap stocks tumbled causing the Index to fall 9.42% in February.

Only three sectors posted positive returns over the six-month reporting period. Transportation, the smallest sector at a mere 1% weighting, posted the greatest return of 12%. Holdings in the Air Transportation and Railway/Shipping industries helped boost the Transportation sector's overall return. Consumer Non-Durables, the largest sector making up one quarter of the Portfolio, posted a 4% return. Holdings in the Drugs and Medicine industry such as Bristol-Myers Squibb Corporation (up 20%), Merck & Company, Inc. (up 16%) and Pfizer, Inc. (up 5%) were highlights of the Consumer Non-Durables sector, but were offset by particularly poor performances in the Media industry. Finance made up almost one fifth of the Portfolio, but ended almost flat. While AIG (down 7%), Citigroup, Inc. (down 14%) and J.P. Morgan Chase & Company (down 16%) all posted disappointing returns, Wells Fargo & Company and Berkshire Hathaway, Inc. were up 17% and 20%, respectively.

The once high-flying holdings from the Technology sector (down 50%) proved to be the biggest disappointments. Poor performances from Microsoft Corporation (down 16%), Cisco Systems, Inc. (down 66%), Oracle Systems Corporation (down 59%), and Intel Corporation (down 61%) combined to make up 8% of the Portfolio's weighting and proved that the technology boom is over.


                                                        PORTFOLIO INFORMATION(1)
                                                       (As of February 28, 2001)
                                   ---------------------------------------------
                                   DIVIDEND YIELD(2)..............   1.2%
                                   AVERAGE PRICE/EARNINGS RATIO...  25.7
                                   AVERAGE 5-YEAR EARNINGS GROWTH    7.3%
                                   AVERAGE MARKET CAPITALIZATION.. $86.4 BILLION
                                   ---------------------------------------------
1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE PRICE/EARNINGS RATIO IS
  CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE 5-YEAR NUMBER IS CALCULATED BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED FEBRUARY 28, 2001 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF FEBRUARY 28, 2001 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.
2 THE ONE-YEAR DIVIDEND YIELD CORRESPONDS TO THE STATED DIVIDENDS OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OF THE PORTFOLIO ITSELF.

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                                                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

The Wilshire 5000 Index is comprised of about 7,200 companies, and measures the performance of all U.S. domiciled stocks on the NYSE, the AMEX and NASDAQ with readily available price information. The Wilshire 5000 Index Portfolio currently holds around 2,500 securities and expects to ultimately hold around 3,000 securities representing approximately 95% of the total market value of the index. Using statistical procedures, securities are selected based on market capitalization and industry weightings, giving the Portfolio the appropriate configuration in line with the Wilshire 5000 Index.

As the economy witnesses a period of decline, so too does the U.S. equity market. Wilshire is optimistic that the economy will see some relief and still advocates that owning a diversified investment such as the Wilshire 5000 Index Portfolio is increasingly important for long-term financial success.

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                                                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         SIX MONTHS ENDED 2/28/01.....................................(19.59)%**
         ONE YEAR ENDED 2/28/01.......................................(14.56)%
         INCEPTION (2/1/99) THROUGH 2/28/01........................... (0.54)%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         SIX MONTHS ENDED 2/28/01.....................................(19.49)%**
         ONE YEAR ENDED 2/28/01.......................................(14.31)%
         INCEPTION (2/1/99) THROUGH 2/28/01........................... (0.31)%

                             HORACEMANN CLASS SHARES
                                  TOTAL RETURN*
         SIX MONTHS ENDED 2/28/01.....................................(19.54)%**
         ONE YEAR ENDED 2/28/01.......................................(24.79)%
         INCEPTION (12/10/99) THROUGH 2/28/01......................... (0.94)%**

                             QUALIFIED CLASS SHARES
                                  TOTAL RETURN*
         SIX MONTHS ENDED 2/28/01.....................................(19.65)%**
         INCEPTION (5/10/00) THROUGH 2/28/01..........................(10.18)%**

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001, FEES AND EXPENSES TOTALING 0.35% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    ** NOT ANNUALIZED.
                       PORTFOLIO SECTOR WEIGHTING***
                         (As of February 28, 2001)
[GRAPHIC OMITTED}
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
CONSUMER DURABLES .............. 1.8%
CAPITAL GOODS .................. 4.9%
ENERGY ......................... 6.0%
UTILITIES ...................... 8.9%
MATERIALS & SERVICES ........... 9.8%
FINANCE ........................18.5%
TRANSPORTATION ................. 1.0%
CONSUMER NON-DURABLES ..........28.5%
TECHNOLOGY .....................20.6%

*** Based on percent of Portfolio's total market value.

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     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO                            FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS                                        (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

COMMON STOCKS - 100.2%

         AEROSPACE - 0.2%
  2,600  Textron, Inc. ............... $    137,748
 11,400  United Technologies Corporation    888,174
                                       ------------
                                          1,025,922
                                       ------------

         AIR TRANSPORTATION - 1.3%
 51,200  AMR Corporation* ............    1,702,400
  5,000  Delta Air Lines, Inc. .......      210,600
 30,800  FedEx Corporation* ..........    1,260,644
 41,600  Galileo International, Inc. .      946,400
 36,700  Sabre Holdings Corporation* .    1,582,504
 48,900  Southwest Airlines Company ..      909,540
  9,900  UAL Corporation* ............      376,695
                                       ------------
                                          6,988,783
                                       ------------

         APPAREL - 0.2%
 13,104  Jones Apparel Group* ........      503,194
 15,700  NIKE, Inc., Class B .........      613,085
                                       ------------
                                          1,116,279
                                       ------------

         BANKS - 2.7%
103,646  Bank of New York Company, Inc.   5,366,790
 54,387  Fifth Third Bancorp .........    2,926,700
 21,700  Mellon Financial Corporation     1,004,927
 34,600  Northern Trust Corporation ..    2,460,925
 25,200  State Street Corporation ....    2,531,340
  3,033  Zions Bancorporation ........      174,208
                                       ------------
                                         14,464,890
                                       ------------

         BUSINESS MACHINES - 20.3%
 43,700  Adobe Systems, Inc. .........    1,270,031
    930  BMC Software, Inc.* .........       28,016
668,288  Cisco Systems, Inc.* ........   15,830,072
 21,262  Comverse Technology, Inc.* ..    1,593,321
295,800  Dell Computer Corporation* ..    6,470,625
216,956  EMC Corporation* ............    8,626,171
 36,600  Gateway, Inc.* ..............      629,520
239,528  Hewlett-Packard Company .....    6,910,383


                                            Value
Shares                                    (Note 1)
------                                    --------
         BUSINESS MACHINES  (CONTINUED)
174,500  International Business Machines
           Corporation ............... $ 17,432,550
    600  Lexmark International
           Group, Inc., Class A* .....       31,200
 24,425  Microchip Technology, Inc.* .      583,147
499,174  Microsoft Corporation* ......   29,451,266
 28,300  Network Appliance, Inc.* ....      841,925
 12,000  Novellus Systems, Inc.* .....      463,500
667,000  Oracle Systems Corporation* .   12,673,000
368,912  Sun Microsystems, Inc.* .....    7,332,126
                                       ------------
                                        110,166,853
                                       ------------

         BUSINESS SERVICES - 4.9%
 67,728  Automatic Data Processing,
           Inc. ......................    3,995,952
 15,200  Brocade Communications
           Systems, Inc.* ............      589,950
 24,500  CDW Computer Centers, Inc.* .      814,625
 28,643  Cintas Corporation ..........    1,031,596
 15,300  Citrix Systems, Inc.* .......      397,800
 15,200  Computer Associates
           International, Inc. .......      474,088
 21,200  Computer Sciences Corporation*   1,265,852
 12,700  Concord EFS, Inc.* ..........      587,375
 16,200  Convergys Corporation* ......      686,232
  1,400  CSG Systems International, Inc.*    52,763
 11,374  DST Systems, Inc.* ..........      693,814
 24,900  eBay, Inc.* .................      954,370
 24,000  Ecolab, Inc. ................    1,006,800
 16,000  Equifax, Inc. ...............      484,960
 10,900  First Data Corporation ......      673,184
 13,200  Fiserv, Inc.* ...............      653,400
 52,200  IMS Health, Inc. ............    1,404,180
  1,500  Inktomi Corporation* ........       16,969
 33,900  Interpublic Group of
           Companies, Inc. ...........    1,274,640
  1,100  Intuit, Inc.* ...............       45,237
  7,200  Mercury Interactive Corporation*   453,150
 21,643  Omnicom Group, Inc. .........    1,962,804
    872  Parametric Technology
           Corporation* ..............       11,608

                     See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO                            FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         BUSINESS SERVICES  (CONTINUED)
 40,324  Paychex, Inc. ............... $  1,610,440
 14,900  QLogic Corporation* .........      556,887
  2,300  RealNetworks, Inc.* .........       16,531
 23,628  Robert Half International,
           Inc.* .....................      568,490
 14,000  RSA Security, Inc.* .........      665,000
  8,400  Sapient Corporation* ........      108,150
 23,800  Siebel Systems, Inc.* .......      910,350
    300  SunGard Data Systems, Inc.* .       16,710
  7,800  Symantec Corporation* .......      355,388
  1,921  Synopsys, Inc.* .............      104,334
  7,475  VERITAS Software Corporation*      485,408
 34,400  Vitesse Semiconductor
           Corporation* ..............    1,356,650
                                       ------------
                                         26,285,687
                                       ------------

         CHEMICALS - 0.5%
 34,300  Air Products & Chemicals, Inc.   1,390,865
 35,000  Praxair, Inc. ...............    1,561,000
                                       ------------
                                          2,951,865
                                       ------------

         CONSTRUCTION - 0.0%***
  3,013  Masco Corporation ...........       70,414
                                       ------------

         CONSUMER DURABLES - 0.1%
  3,216  Gemstar-TV Guide
           International, Inc.* ......      145,524
  9,088  Maytag Corporation ..........      304,448
                                       ------------
                                            449,972
                                       ------------

         COSMETICS - 0.5%
  3,660  Clorox Company ..............      131,614
 34,200  Colgate-Palmolive Company ...    2,019,510
 13,034  Estee Lauder Companies,
           Inc., Class A .............      503,634
  2,800  Procter & Gamble Company ....      197,400
                                       ------------
                                          2,852,158
                                       ------------

         DOMESTIC OIL - 0.4%
 54,800  Tosco Corporation ...........    2,194,740
                                       ------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         DRUGS & MEDICINE - 25.0%
159,186  Abbott Laboratories ......... $  7,798,522
 16,600  Allergan, Inc. ..............    1,443,370
117,300  Amgen, Inc.* ................    8,452,931
 14,600  Andrx Group* ................      836,078
 26,000  Apogent Technologies Inc.* ..      522,080
  7,500  Baxter International, Inc. ..      690,675
 10,000  Biogen, Inc.* ...............      715,625
218,576  Bristol-Myers Squibb Company    13,859,904
 39,749  Cardinal Health, Inc. .......    4,034,523
 19,200  Chiron Corporation* .........      898,800
  3,200  Cytyc Corporation* ..........      201,200
 18,100  Forest Laboratories, Inc.* ..    1,258,493
  9,000  Genzyme Corporation* ........      791,438
 32,800  Guidant Corporation* ........    1,671,816
 26,000  Health Management
           Associates, Inc., Class A*       449,800
 20,900  IDEC Pharmaceuticals
           Corporation* ..............    1,178,238
 47,900  Immunex Corporation* ........    1,559,744
158,014  Johnson & Johnson ...........   15,379,503
  8,800  King Pharmaceuticals, Inc.* .      403,920
110,700  Lilly (Eli) & Company .......    8,796,222
 58,400  McKesson HBOC, Inc. .........    1,698,272
 21,200  MedImmune, Inc.* ............      926,175
128,634  Medtronic, Inc. .............    6,583,488
257,300  Merck & Company, Inc. .......   20,635,460
599,571  Pfizer, Inc. ................   26,980,695
161,158  Schering-Plough Corporation .    6,486,609
  9,100  UnitedHealth Group, Inc. ....      538,993
 10,110  Watson Pharmaceuticals, Inc.*      561,105
                                       ------------
                                        135,353,679
                                       ------------

         ELECTRONICS - 10.8%
 99,856  ADC Telecommunications, Inc.*    1,110,898
 14,622  Agilent Technologies, Inc.* .      526,392
 44,228  Altera Corporation* .........    1,022,772
 26,828  American Power Conversion
           Corporation* ..............      326,966

                     See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO                            FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
------                                     --------

         ELECTRONICS  (CONTINUED)
 43,900  Analog Devices, Inc.* ....... $  1,637,470
 93,128  Applied Materials, Inc.* ....    3,934,658
 20,800  Applied Micro Circuits
           Corporation* ..............      556,400
  1,300  Arrow Electronics, Inc.* ....       35,620
 23,400  Atmel Corporation* ..........      245,700
 21,600  Avnet, Inc. .................      529,200
 20,600  AVX Corporation .............      366,886
629,432  Intel Corporation ...........   17,978,151
 16,820  JDS Uniphase Corporation* ...      449,935
 13,178  KLA-Tencor Corporation* .....      471,113
 38,800  Linear Technology Corporation    1,537,450
 21,100  LSI Logic Corporation* ......      339,921
401,300  Lucent Technologies, Inc. ...    4,651,067
 39,620  Maxim Integrated
           Products, Inc.* ...........    1,827,473
 15,900  Micron Technology, Inc. .....      544,098
 29,900  Molex, Inc. .................    1,085,744
 27,800  Motorola, Inc. ..............      421,726
  4,700  PerkinElmer, Inc. ...........      344,134
  9,700  Power-One, Inc.* ............      172,175
 80,600  QUALCOMM, Inc.* .............    4,417,888
 30,600  Sanmina Corporation* ........      912,263
 17,800  SCI Systems, Inc.* ..........      364,366
 12,700  Scientific-Atlanta, Inc. ....      595,630
 58,360  Solectron Corporation* ......    1,590,310
 14,431  Symbol Technologies, Inc. ...      668,877
  4,200  Tektronix, Inc. .............      103,698
 28,502  Tellabs, Inc.* ..............    1,241,618
 31,156  Teradyne, Inc.* .............      973,002
154,400  Texas Instruments, Inc. .....    4,562,520
  9,700  TranSwitch Corporation* .....      194,606
  9,400  Waters Corporation* .........      619,084
 56,076  Xilinx, Inc.* ...............    2,179,955
                                       ------------
                                         58,539,766
                                       ------------

         ENERGY - RAW MATERIALS - 0.5%
 25,000  ENSCO International, Inc. ...      952,750
  2,300  Global Marine, Inc.* ........       66,033

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         ENERGY - RAW MATERIALS  (CONTINUED)
 18,300  Schlumberger, Ltd. .......... $  1,166,625
  5,500  Smith International, Inc.* ..      415,800
                                       ------------
                                          2,601,208
                                       ------------

         ENERGY & UTILITIES - 0.9%
 39,000  AES Corporation* ............    2,104,830
 25,700  Calpine Corporation* ........    1,143,393
 23,100  Enron Corporation ...........    1,582,350
                                       ------------
                                          4,830,573
                                       ------------

         FOOD & AGRICULTURE - 0.0%***
  2,200  Wrigley (Wm.) Jr. Company ...      204,864
                                       ------------

         INSURANCE - 4.5%
  5,015  AFLAC, Inc. .................      301,702
  1,783  Ambac Financial Group, Inc. .      100,561
218,050  American International
           Group, Inc. ...............   17,836,490
 35,600  Marsh & McLennan
           Companies, Inc. ...........    3,809,200
 44,300  MGIC Investment Corporation .    2,567,185
                                       ------------
                                         24,615,138
                                       ------------

         MEDIA - 1.9%
106,100  Comcast Corporation,
           Special Class A* ..........    4,595,456
 23,900  Cox Communications, Inc.,
           Class A* ..................      992,328
 12,414  Gannett Company, Inc. .......      821,062
  4,000  McGraw-Hill Companies, Inc. .      235,840
 18,400  New York Times Company,
           Class A ...................      813,280
 57,700  Tribune Company .............    2,342,620
 23,500  Univision Communications, Inc.,
           Class A*                         775,500
                                       ------------
                                         10,576,086
                                       ------------


                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO                            FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------
                                            Value
 Shares                                    (Note 1)
 ------                                    --------

         MISCELLANEOUS - 0.1%
  1,500  Extreme Networks, Inc.* ..... $     33,914
 16,500  Sybron Dental Specialties,
           Inc.* .....................      324,225
                                       ------------
                                            358,139
                                       ------------

         MISCELLANEOUS FINANCE - 6.3%
159,800  American Express Company ....    7,012,024
 21,500  Capital One Financial
           Corporation ...............    1,187,875
 12,235  Citigroup, Inc. .............      601,717
  3,114  Franklin Resources, Inc. ....      129,978
  9,200  Legg Mason, Inc. ............      440,128
 10,200  Lehman Brothers Holdings, Inc.     700,230
113,167  MBNA Corporation ............    3,720,931
140,400  Merrill Lynch & Company, Inc.    8,409,960
122,800  Morgan Stanley Dean
           Witter & Company ..........    7,997,964
130,438  Schwab (Charles) Corporation     2,726,154
  1,200  SEI Investments Company .....      102,544
 25,529  T. Rowe Price Group, Inc. ...      911,066
                                       ------------
                                         33,940,571
                                       ------------

         MOTOR VEHICLES - 0.4%
 10,200  Eaton Corporation ...........      725,730
 33,128  Harley-Davidson, Inc. .......    1,436,099
  1,400  SPX Corporation .............      135,800
                                       ------------
                                          2,297,629
                                       ------------

         NON-DURABLES & ENTERTAINMENT - 0.3%
  3,300  Electronic Arts, Inc.* ......      165,000
 19,600  McDonald's Corporation ......      576,240
    336  Newell Rubbermaid, Inc. .....        8,840
 19,558  Starbucks Corporation* ......      931,450
                                       ------------
                                          1,681,530
                                       ------------

         NON-FERROUS METALS - 0.1%
 14,800  Alcoa, Inc. .................      529,248
                                       ------------

         OPTICAL & PHOTO - 0.5%
 99,300  Corning, Inc. ...............    2,691,030
                                       ------------

                                            Value
 Shares                                    (Note 1)
 ------                                    --------

         PRODUCER GOODS - 7.3%
 17,072  Avery Dennison Corporation .. $    904,816
 29,029  Dover Corporation ...........    1,113,552
  3,425  Emerson Electric Company ....      229,133
681,800  General Electric Company ....   31,703,700
 22,500  Honeywell International, Inc.    1,050,975
  3,000  Illinois Tool Works, Inc. ...      181,650
 29,700  Ingersoll-Rand Company ......    1,287,495
 18,600  Jabil Circuit, Inc.* ........      418,128
 13,000  Johnson Controls, Inc. ......      864,240
  8,200  Miller (Herman), Inc. .......      210,125
  6,700  Millipore Corporation .......      351,750
 19,200  Parker-Hannifin Corporation .      826,176
 47,200  Safeguard Scientifics, Inc.*       339,368
                                       ------------
                                         39,481,108
                                       ------------

         RETAIL - 10.1%
 11,014  AutoZone, Inc.* .............      278,214
 29,500  Bed Bath & Beyond, Inc.* ....      726,438
  3,300  Cendant Corporation* ........       43,164
 26,900  CVS Corporation .............    1,640,900
  4,675  Dollar General Corporation ..       86,955
  1,500  Dollar Tree Stores, Inc.* ...       41,719
 93,787  Gap, Inc. ...................    2,554,758
244,682  Home Depot, Inc. ............   10,398,985
 52,340  Intimate Brands, Inc. .......      826,972
 36,128  Kohl's Corporation* .........    2,381,196
 54,200  Limited, Inc. ...............      956,630
 41,614  Lowe's Companies, Inc. ......    2,325,390
 49,140  Safeway, Inc.* ..............    2,668,793
 20,100  Target Corporation ..........      783,900
 17,800  Tiffany & Company ...........      553,758
 21,600  TJX Companies, Inc. .........      660,528
489,700  Wal-Mart Stores, Inc. .......   24,529,073
 70,900  Walgreen Company ............    3,142,288
                                       ------------
                                         54,599,661
                                       ------------

         TELEPHONE - 0.1%
  2,600  ALLTEL Corporation ..........      139,620
  2,318  Broadwing, Inc.* ............       54,519


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO                            FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         TELEPHONE  (CONTINUED)
  5,100  Exodus Communications, Inc.*  $     74,588
                                       ------------
                                            268,727
                                       ------------

         TIRES & RUBBER - 0.2%
 15,400  Danaher Corporation .........      976,976
                                       ------------

         TRAVEL & RECREATION - 0.1%
 12,218  Carnival Corporation ........      407,348
  1,700  MGM Mirage, Inc. ............       45,696
                                       ------------
                                            453,044
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $489,810,514) .......  542,566,540
                                       ------------

TOTAL INVESTMENTS
   (Cost $489,810,514**) ...... 100.2%  542,566,540
OTHER ASSETS AND LIABILITIES
   (Net) ......................  (0.2%)    (928,237)
                                -----  ------------
NET ASSETS .................... 100.0% $541,638,303
                                =====  ============


--------------------------------------------------------------------------------
*   Non-income producing security.
**  Aggregate cost for Federal tax purposes is $489,810,514.
*** Amount represents less than 0.1% of net assets.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS                                        (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

COMMON STOCKS - 99.3%

         AEROSPACE - 5.4%
 25,900  Boeing Company .............. $  1,610,980
  9,785  General Dynamics Corporation       667,141
    896  Goodrich (B.F.) Company .....       36,234
 14,800  Lockheed Martin Corporation .      554,408
  4,300  Northrop Grumman Corporation       403,985
  9,100  Raytheon Company, Class B ...      302,211
  1,700  Rockwell International
           Corporation ...............       78,132
    700  Textron, Inc. ...............       37,086
  6,900  TRW, Inc. ...................      269,376
 16,000  United Technologies Corporation  1,246,560
                                       ------------
                                          5,206,113
                                       ------------

         AIR TRANSPORTATION - 0.6%
    280  Continental Airlines, Inc.,
           Class B* ..................       12,530
 13,271  Delta Air Lines, Inc. .......      558,975
    900  UAL Corporation .............       34,245
                                       ------------
                                            605,750
                                       ------------

         APPAREL - 0.7%
    600  Liz Claiborne,  Inc. ........       29,220
 10,900  Nike, Inc., Class B .........      425,645
  5,200  V.F. Corporation ............      187,668
                                       ------------
                                            642,533
                                       ------------

         BANKS - 12.6%
  9,051  AmSouth Bancorporation ......      157,668
 48,854  Bank of America Corporation .    2,440,257
 43,491  Bank One Corporation ........    1,533,928
 16,900  First Union Corporation .....      547,053
 27,000  FleetBoston Financial
           Corporation ...............    1,113,750
  4,400  Huntington Bancshares, Inc. .       65,725
 72,396  J.P. Morgan Chase & Company .    3,377,997
 17,040  National City Corporation ...      463,488
  6,300  North Fork Bancorporation, Inc.    157,500
  2,400  Regions Financial Corporation       72,000
  3,550  SouthTrust Corporation ......      150,209
  6,587  Summit Bancorp ..............      276,654

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         BANKS  (CONTINUED)
  8,200  SunTrust Banks, Inc. ........ $    538,986
  7,500  UnionBanCal Corporation .....      199,650
  2,793  U.S. Bancorp ................       64,798
  1,700  Wachovia Corporation ........      107,338
 17,044  Wells Fargo & Company .......      846,064
                                       ------------
                                         12,113,065
                                       ------------

         BUSINESS MACHINES - 1.4%
  6,200  Apple Computer, Inc.* .......      113,150
  1,100  Cabletron Systems, Inc.* ....       14,795
 56,313  Compaq Computer Corporation .    1,137,523
    401  NCR Corporation* ............       17,644
  6,700  Xerox Corporation ...........       40,468
                                       ------------
                                          1,323,580
                                       ------------

         BUSINESS SERVICES - 1.9%
  7,800  AutoNation,  Inc.* ..........       64,740
  3,701  Block H & R, Inc. ...........      182,459
    412  Computer Sciences Corporation*      24,601
 16,400  Electronic Data Systems
           Corporation ...............    1,046,812
  1,623  Fiserv, Inc.* ...............       80,338
  1,466  Manpower, Inc. ..............       49,888
  1,336  SunGard Data Systems, Inc.* .       74,415
  2,391  VERITAS Software Corporation       155,266
  7,307  Viad Corporation ............      178,218
                                       ------------
                                          1,856,737
                                       ------------

         CHEMICALS - 4.9%
 10,100  Air Products and Chemicals, Inc.   409,555
 24,177  Dow Chemical Company               793,247
 22,600  du Pont (E.I.) de Nemours
           & Company                        987,394
    100  Eastman Chemical Company             5,145
 18,000  Minnesota Mining &
           Manufacturing Company          2,029,500
  5,700  PPG Industries, Inc.               291,270
  4,100  Praxair, Inc.                      182,860
                                       ------------
                                          4,698,971
                                       ------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         CONSTRUCTION - 0.2%
  2,100  Fluor Corporation* ...........$     80,052
  1,800  Masco Corporation ............      42,066
  2,100  Massey Energy Company ........      41,244
                                       ------------
                                            163,362
                                       ------------

         CONSUMER DURABLES - 0.0%***
    700  Whirlpool Corporation ........      37,009
                                       ------------

         CONTAINERS - 0.1%
  2,900  Sonoco Products Company ......      64,438
                                       ------------

         DOMESTIC OIL - 2.4%
 17,100  Ashland, Inc. ................     663,651
 11,600  Conoco, Inc., Class B ........     334,080
    200  Diamond Offshore Drilling, Inc.      8,380
  2,800  Kerr-McGee Corporation .......     180,992
  1,400  Phillips Petroleum Company ...      74,634
  6,500  Sunoco, Inc. .................     216,060
  1,800  Tosco Corporation ............      72,090
  1,400  Transocean Sedco Forex, Inc. .      67,382
 10,300  Unocal Corporation ...........     363,178
 13,500  USX-Marathon Group ...........     372,870
                                       ------------
                                          2,353,317
                                       ------------

         DRUGS & MEDICINE - 2.8%
  5,100  Bard (C.R.), Inc. ............     226,287
  8,400  Bausch & Lomb, Inc. ..........     451,248
 12,800  Boston Scientific Corporation*     211,072
  3,100  Cardinal Health, Inc. ........     314,650
  3,700  HCA-The Healthcare Company ...     146,520
 28,900  HEALTHSOUTH Corporation* .....     460,088
  3,700  Mylan Laboratories, Inc. .....      86,580
  5,900  PacifiCare Health Systems,
           Inc.* ......................     230,838
  8,400  Tenet Healthcare Corporation*      387,492
  2,200  WellPoint Health Networks,
           Inc.* ......................     217,470
                                       ------------
                                          2,732,245
                                       ------------

         ELECTRONICS - 0.4%
  4,700  Arrow Electronics, Inc.* .....     128,780
  4,100  Avnet, Inc. ..................     100,450

                                            Value
 Shares                                    (Note 1)
 ------                                    --------

         ELECTRONICS  (CONTINUED)
  1,300  ITT Industries, Inc. .........$     52,715
    156  Molex, Inc. ..................       5,665
  2,058  SCI Systems, Inc.* ...........      42,127
    500  Scientific-Atlanta, Inc. .....      23,450
                                       ------------
                                            353,187
                                       ------------

         ENERGY & UTILITIES - 11.1%
    600  Ameren Corporation ...........      25,302
  2,200  Cinergy Corporation ..........      71,786
 13,100  Consolidated Edison, Inc. ....     482,997
 18,900  Dominion Resources, Inc. .....   1,239,084
  6,250  DPL, Inc. ....................     179,375
     93  DQE, Inc. ....................       3,018
 20,100  DTE Energy Company ...........     729,831
 29,916  Duke Energy Corporation ......   1,219,077
 12,655  El Paso Corporation ..........     889,647
  2,300  Energy East Corporation ......      43,240
 10,500  Enron Corporation ............     719,250
 19,300  Entergy Corporation ..........     749,419
  1,787  Exelon Corporation ...........     116,816
  8,500  FPL Group, Inc. ..............     552,925
  8,200  GPU, Inc. ....................     254,118
 10,972  Keyspan Corporation ..........     427,359
  9,900  Kinder Morgan, Inc. ..........     548,460
  1,652  NiSource, Inc. ...............      47,297
  6,700  PG & E Corporation ...........      93,532
  1,400  Pinnacle West Capital
           Corporation ................      65,030
  6,700  Potomac Electric Power Company     150,080
 12,319  PPL Corporation ..............     562,855
  1,200  Progress Energy, Inc., CVO* ..         540
  9,700  Public Service Enterprise
           Group, Inc. ................     434,657
 25,600  TXU Corporation ..............   1,055,744
                                       ------------
                                         10,661,439
                                       ------------

         ENERGY - RAW MATERIALS - 0.6%
  1,700  Apache Corporation ...........      99,790
    400  Cooper Cameron Corporation* ..      23,912
  3,700  EOG Resources, Inc. ..........     161,320

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         ENERGY - RAW MATERIALS  (CONTINUED)
 10,800  Occidental Petroleum
           Corporation ............... $    259,092
                                       ------------
                                            544,114
                                       ------------

         FOOD & AGRICULTURE - 2.2%
  9,600  Coca-Cola Enterprises, Inc. .      217,920
  4,600  ConAgra, Inc. ...............       90,528
  6,100  Heinz (H.J.) Company ........      259,738
  9,500  Kellogg Company .............      252,605
    800  McCormick & Company, Inc. ...       31,440
 13,000  Ralston Purina Group ........      405,340
 21,200  Sara Lee Corporation ........      459,828
 30,941  SUPERVALU, Inc. .............      434,102
                                       ------------
                                          2,151,501
                                       ------------

         INSURANCE - 5.0%
  4,600  Aetna, Inc.* ................      171,258
 33,500  Allstate Corporation ........    1,335,310
  2,400  American General Corporation       182,976
  2,200  Aon Corporation .............       75,394
    900  Chubb Corporation ...........       64,575
  9,500  CIGNA Corporation ...........    1,041,865
 11,100  Hartford Financial Services
           Group, Inc. ...............      708,735
  7,350  Jefferson-Pilot Corporation .      496,199
    900  Lincoln National Corporation        39,483
  1,300  Loews Corporation ...........      141,271
    800  MBIA, Inc. ..................       60,784
  8,900  St. Paul Companies, Inc. ....      411,981
  1,300  Torchmark Corporation .......       45,214
                                       ------------
                                          4,775,045
                                       ------------

         INTERNATIONAL OIL - 9.3%
 27,800  Chevron Corporation .........    2,381,348
 56,841  Exxon Mobil Corporation .....    4,606,963
  2,600  Santa Fe International
         Corporation .................       97,370
 28,300  Texaco, Inc. ................    1,814,030
                                       ------------
                                          8,899,711
                                       ------------

                                            Value
Shares                                    (Note 1)
------                                    --------
         LIQUOR - 0.3%
  2,300  Brown-Forman Corporation,
           Class B ................... $    146,050
  1,700  Coors (Aldolph) Company,
           Class B ...................      113,815
                                       ------------
                                            259,865
                                       ------------

         MEDIA - 3.3%
 13,400  Clear Channel
           Communications, Inc.* .....      765,810
 35,712  Comcast Corporation,
           Special Class A* ..........    1,546,776
  4,500  Donnelley (R.R.)
           & Sons Company                   133,425
  3,700  Gannett Company, Inc. .......      244,718
    300  Reader's Digest Association, Inc.,
           Class A ...................        9,627
 12,500  Tribune Company .............      507,500
                                       ------------
                                          3,207,856
                                       ------------

         MISCELLANEOUS - 0.3%
  9,300  John Hancock Financial
           Services, Inc. ............      319,920
                                       ------------

         MISCELLANEOUS FINANCE - 5.5%
  9,199  Charter One Financial, Inc. .      262,723
 14,300  CIT Group, Inc., Class A ....      330,330
  4,000  Edwards (A.G.), Inc. ........      155,480
 11,000  Freddie Mac .................      724,350
 13,700  Household International, Inc.      793,504
  1,200  Lehman Brothers Holdings, Inc.      82,380
 24,200  Merrill Lynch & Company, Inc.    1,449,580
 28,400  Washington Mutual, Inc. .....    1,458,908
                                       ------------
                                          5,257,255
                                       ------------

         MOTOR VEHICLES - 3.5%
  7,300  Dana Corporation ............      123,589
  7,200  Delphi Automotive Systems
           Corporation ...............      101,016

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------
                                             Value
 Shares                                    (Note 1)
 ------                                    --------


         MOTOR VEHICLES  (CONTINUED)
  7,400  Eaton Corporation ........... $    526,510
 55,552  Ford Motor Company ..........    1,544,901
 20,700  General Motors Corporation ..    1,103,724
                                       ------------
                                          3,399,740
                                       ------------

         NON-DURABLES & ENTERTAINMENT - 0.3%
    300  Harcourt General, Inc. ......       16,812
 22,900  Hasbro, Inc. ................      281,212
                                       ------------
                                            298,024
                                       ------------

         NON-FERROUS METALS - 1.0%
 26,000  Alcoa, Inc. .................      929,760
                                       ------------

         OPTICAL & PHOTO - 0.7%
 14,200  Eastman Kodak Company .......      639,000
                                       ------------

         PAPER & FOREST PRODUCTS - 4.4%
 17,700  Georgia-Pacific Group .......      531,177
 14,600  International Paper Company .      549,836
 26,700  Kimberly-Clark Corporation ..    1,909,050
 10,800  Mead Corporation ............      295,812
  6,300  St. Joe Company (The) .......      144,522
  4,000  Temple-Inland, Inc. .........      190,360
  8,900  Weyerhaeuser Company ........      478,286
  2,900  Willamette Industries, Inc. .      134,792
                                       ------------
                                          4,233,835
                                       ------------

         PRODUCER GOODS - 3.8%
  8,535  Axcelis Technologies, Inc.* .       78,682
  3,300  Caterpillar, Inc. ...........      137,280
  4,200  Cooper Industries, Inc. .....      180,600
  9,100  Deere & Company .............      370,370
  1,063  Dover Corporation ...........       40,777
 11,700  Emerson Electric Company ....      782,730
    114  Grainger (W.W.), Inc. .......        3,991
 18,500  Honeywell International, Inc.      864,135
  8,424  Illinois Tool Works, Inc. ...      510,073
  5,500  Ingersoll-Rand Company ......      238,425

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         PRODUCER GOODS  (CONTINUED)
  4,400  Johnson Controls, Inc. ...... $    292,512
  1,100  Pall Corporation ............       25,157
  3,550  Parker-Hannifin Corporation .      152,757
                                       ------------
                                          3,677,489
                                       ------------

         RAILROAD & SHIPPING - 2.8%
 31,100  Burlington Northern Santa Fe
           Corporation ...............      933,311
 24,200  CSX Corporation .............      809,248
 40,700  Norfolk Southern Corporation       736,263
  3,800  Union Pacific Corporation ...      208,772
                                       ------------
                                          2,687,594
                                       ------------

         RETAIL - 3.0%
 18,700  Albertson's, Inc. ...........      543,235
 13,600  Delhaize America, Inc. ......      293,760
  6,600  Federated Department Stores, Inc.* 319,110
  8,900  Kmart Corporation* ..........       83,215
 12,400  Limited, Inc. ...............      218,860
  2,900  Lowe's Companies, Inc. ......      162,052
  8,500  May Department Stores Company      336,515
  4,800  Nordstrom, Inc. .............       88,560
  1,500  RadioShack Corporation ......       64,200
 12,600  Sears, Roebuck & Company ....      517,230
  9,700  Toys "R" US, Inc.* ..........      238,620
                                       ------------
                                          2,865,357
                                       ------------

         STEEL - 0.3%
  6,600  Nucor Corporation ...........      291,720
                                       ------------

         TELEPHONE - 7.4%
 98,400  AT&T Corporation ............    2,263,200
 17,900  Sprint Corporation ..........      400,244
  1,533  United States Cellular
           Corporation* ..............       90,876
 87,392  Verizon Communications ......    4,325,904
                                       ------------
                                          7,080,224
                                       ------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------
                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         TOBACCO - 0.2%
  3,300  R.J. Reynolds Tobacco
           Holdings, Inc. .............$    186,450
  1,200  UST, Inc. ....................      34,608
                                       ------------
                                            221,058
                                       ------------

         TRAVEL & RECREATION - 0.3%
  6,200  Carnival Corporation .........     206,708
    100  Hilton Hotels Corporation ....       1,071
  2,000  Marriott International, Inc.,
           Class A ....................      85,360
                                       ------------
                                            293,139
                                       ------------

         TRUCKING & FREIGHT - 0.6%
 11,800  PACCAR, Inc. .................     547,225
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $79,188,910) .........  95,391,178
                                       ------------
RIGHTS - 0.0%***
  6,924  Seagate Tax Refund Rights ....         554
                                       ------------
         TOTAL RIGHTS
           (Cost $0) ..................         554
                                       ------------
TOTAL INVESTMENTS
   (Cost $79,188,910**) .........99.3%   95,391,732
OTHER ASSETS AND LIABILITIES
   (Net) ........................ 0.7%      636,716
                                -----  ------------
NET ASSETS .....................100.0% $ 96,028,448
                                =====  ============


--------------------------------------------------------------------------------
*   Non-income producing security.
**  Aggregate cost for Federal tax purposes is $79,188,910.
*** Amount represents less than 0.1% of net assets.

Abbreviations:
CVO - Contingent Value Obligation


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO                            FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------
                                             Value
 Shares                                    (Note 1)
 ------                                    --------
COMMON STOCKS - 99.6%

         AEROSPACE - 0.1%
  1,100  Trimble Navigation, Ltd.* ....$     19,319
                                       ------------

         AIR TRANSPORTATION - 0.7%
  2,400  Atlantic Coast Airlines
           Holdings, Inc.* ............      44,700
  1,600  EGL, Inc.* ...................      39,800
    232  FedEx Corporation* ...........       9,511
    200  SkyWest, Inc. ................       4,537
                                       ------------
                                             98,548
                                       ------------

         APPAREL - 4.5%
  4,700  Abercrombie & Fitch Co., Class A*  133,292
    900  Chico's FAS, Inc.* ...........      37,294
  1,640  Children's Place Retail Stores,
         Inc.* ........................      35,875
  1,500  Columbia Sportswear Company* .      83,062
  1,000  Dress Barn, Inc.* ............      23,375
  1,155  Kenneth Cole Productions, Inc.*     32,629
  1,613  Pacific Sunwear of California,
         Inc.* ........................      53,330
  1,100  Quiksilver, Inc.* ............      29,590
  2,730  The Men's Wearhouse, Inc.* ...      71,799
  2,600  Timberland Company, Class A* .     145,548
                                       ------------
                                            645,794
                                       ------------

         BANKS - 2.7%
  8,700  Banknorth Group, Inc. ........     175,631
    700  GBC Bancorp ..................      21,831
  2,500  Greater Bay Bancorp ..........      83,438
  2,700  Silicon Valley Bancshares* ...      75,431
  1,500  Sterling Bancshares, Inc. ....      26,906
                                       ------------
                                            383,237
                                       ------------

         BUSINESS MACHINES - 2.1%
  2,315  Artesyn Technologies, Inc.* ..      32,844
  2,476  Avocent Corporation* .........      61,590
  1,387  Black Box Corporation* .......      57,040
  1,060  Fair, Isaac & Company, Inc. ..      65,508
    675  MICROS Systems, Inc.* ........      12,108
    700  SCM Microsystems, Inc.* ......      11,025

                                            Value
Shares                                    (Note 1)
------                                    --------
         BUSINESS MACHINES  (CONTINUED)
  1,900  Systems & Computer Technology
           Corporation* ...............$     22,919
  1,655  Xircom, Inc.* ................      40,651
                                       ------------
                                            303,685
                                       ------------

         BUSINESS SERVICES - 20.8%
  3,600  Actuate Corporation* .........      43,650
  1,700  Administaff, Inc.* ...........      37,264
  1,700  Advantage Learning Systems, Inc.*   50,362
  2,008  Advent Software, Inc.* .......      77,308
  2,414  American Management
           Systems, Inc.* .............      53,410
  7,000  Apollo Group, Inc., Class A* .     245,875
  1,379  BARRA, Inc.* .................      60,504
  3,800  BISYS Group, Inc.* ...........     205,675
  3,465  Catalina Marketing Corporation*    115,385
  2,600  ChoicePoint, Inc.* ...........     143,780
      3  Complete Business Solutions, Inc.*      30
  2,050  Dendrite International, Inc.*       36,516
  4,525  DeVRY, Inc.* .................     163,986
  1,350  Direct Focus, Inc.* ..........      35,944
  1,700  Education Management
           Corporation* ...............      59,500
  1,000  F.Y.I., Inc.* ................      33,625
  2,070  FactSet Research Systems, Inc.      64,584
  1,354  Forrester Research, Inc.* ....      52,891
  2,194  Henry (Jack) & Associates ....     100,238
    881  iGATE Capital Corporation* ...       2,726
  5,182  Interwoven, Inc.* ............      85,827
  3,200  Invitrogen Corporation* ......     257,600
  2,010  Labor Ready, Inc.* ...........       8,040
    900  MapInfo Corporation* .........      25,031
  1,200  MAXIMUS, Inc.* ...............      42,144
    300  MemberWorks, Inc.* ...........       7,762
  1,254  Mentor Corporation ...........      28,920
  1,334  Mercury Computer Systems, Inc.*     50,692
  3,950  Metris Companies, Inc. .......      86,742
  3,086  National Instruments Corporation*  150,057
  1,525  NCO Group, Inc.* .............      44,416
    200  Novadigm, Inc.* ..............       1,050
  1,500  On Assignment, Inc.* .........      33,094


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO                            FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------
                                             Value
 Shares                                    (Note 1)
 ------                                    --------


         BUSINESS SERVICES  (CONTINUED)
  1,200  Performance Food
           Group Company* .............$     63,600
  1,499  Pre-Paid Legal Services, Inc.*      29,605
  3,050  Priority Healthcare Corporation,
           Class B* ...................     124,669
  1,000  Professional Detailing, Inc.*       52,125
  3,867  Profit Recovery Group
           International, Inc.* .......      27,432
  1,600  Progress Software Corporation*      23,500
    854  Project Software &
           Development, Inc.* .........      13,130
  1,434  Proxim, Inc.* ................      26,170
    260  QRS Corporation* .............       2,307
    858  RadiSys Corporation* .........      18,876
  1,400  Remedy Corporation* ..........      34,037
    110  Sanchez Computer Associates, Inc.*   1,086
  1,400  Spartech Corporation .........      22,400
    572  StarTek, Inc.* ...............       8,895
  4,885  Sykes Enterprises, Inc.*            22,440
  3,835  TeleTech Holdings, Inc.* .....      59,442
  2,475  Tetra Tech, Inc.* ............      42,848
  1,000  Volt Information Sciences, Inc.*    21,180
                                       ------------
                                          2,998,370
                                       ------------

         CHEMICALS - 0.5%
  2,018  Techne Corporation* ..........      54,360
    500  Valspar Corporation ..........      16,375
                                       ------------
                                             70,735
                                       ------------

         CONSTRUCTION - 6.7%
  1,400  Centex Construction Products, Inc.  41,090
  4,728  D.R. Horton, Inc. ............     107,798
  2,538  Dycom Industries, Inc.* ......      38,831
    747  Elcor Corporation ............      12,766
  1,100  Florida Rock Industries, Inc.       45,155
  3,300  KB HOME ......................      92,235
  4,215  Lennar Corporation ...........     149,633
    700  NCI Building Systems, Inc.* ..      13,720
    700  NVR, Inc.* ...................     101,850
  2,900  Pulte Corporation ............      99,615

                                            Value
Shares                                    (Note 1)
------                                    --------
         CONSTRUCTION  (CONTINUED)
    840  Simpson Manufacturing
           Company, Inc.* .............$     41,874
  2,100  Toll Brothers, Inc.* .........      75,096
  1,300  Webb (Del E.) Corporation* ...      37,570
  3,800  West Corporation* ............     103,550
                                       ------------
                                            960,783
                                       ------------

         CONSUMER DURABLES - 1.2%
    510  Furniture Brands
           International, Inc.* .......      12,521
  1,000  Genlyte Group, Inc.* .........      27,875
  2,700  Linens `n Things, Inc.* ......      91,395
  1,100  Rent-A-Center, Inc.* .........      48,538
                                       ------------
                                            180,329
                                       ------------

         DOMESTIC OIL - 0.4%
  2,000  CAL Dive International, Inc.*       54,625
                                       ------------

         DRUGS & MEDICINE - 16.7%
  1,800  AdvancePCS* ..................      79,875
  1,500  Albany Molecular Research, Inc.     77,250
  2,800  Alpharma, Inc., Class A ......      93,100
  3,700  AmeriSource Health Corporation,
           Class A* ...................     198,764
  2,800  Apria Healthcare Group, Inc.*       68,908
  1,700  Arrow International, Inc. ....      62,156
  1,100  Aurora Biosciences Corporation*     20,075
  2,517  Barr Laboratories, Inc.* .....     139,945
  3,900  Beckman Coulter, Inc. ........     157,755
  3,500  Bio-Technology
           General Corporation* .......      26,250
  1,575  Enzo Biochem, Inc.* ..........      30,398
  2,435  Express Scripts, Inc., Class A*    218,389
  3,100  First Health Group Corporation*    132,331
  3,047  Lincare Holdings, Inc.* ......     179,583
  2,400  MedQuist, Inc.* ..............      51,900
    300  MGI Pharma, Inc.* ............       4,200
  1,100  Molecular Devices Corporation*      73,906
  4,800  Oakley, Inc.* ................      80,640

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO                            FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------
                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         DRUGS & MEDICINE  (CONTINUED)
  3,405  Orthodontic Centers
           of America, Inc.* ..........$     80,018
  4,638  Patterson Dental Company* ....     146,677
  3,100  PSS World Medical, Inc.* .....      13,756
  1,100  Rehabcare Group, Inc. ........      50,600
  3,175  Renal Care Group, Inc.* ......      83,939
  2,048  ResMed, Inc.* ................      92,078
  1,700  Syncor International
           Corporation-Del.* ..........      59,500
  1,169  Thoratec Laboratories Corporation*  10,594
  1,859  Universal Health Services, Inc.,
           Class B* ...................     166,845
                                       ------------
                                          2,399,432
                                       ------------

         ELECTRONICS - 11.9%
  1,300  Anaren Microwave, Inc.* ......      23,238
  2,400  Anixter International, Inc.* .      51,360
    300  Asyst Technologies, Inc.* ....       4,031
  1,708  ATMI, Inc.* ..................      28,716
  1,200  Axt, Inc.* ...................      27,075
  1,752  C & D Technologies, Inc. .....      57,816
  1,500  C-COR.net Corporation* .......      13,500
  2,400  Cable Design Technologies
           Corporation* ...............      42,816
  1,600  Coherent, Inc.* ..............      67,000
    900  Cohu, Inc. ...................      14,681
  3,200  CommScope, Inc.* .............      64,480
    600  Concord Communications, Inc.*        7,350
  1,900  Cox Radio, Inc., Class A* ....      41,819
  1,770  CTS Corporation ..............      60,534
  1,140  Dionex Corporation* ..........      41,040
  1,280  DSP Group, Inc.* .............      24,560
  1,195  DuPont Photomasks, Inc.* .....      78,795
  1,490  Electro Scientific Industries, Inc.*41,813
  1,400  Electronics Boutique Holdings
           Corporation* ...............      29,400
  4,600  Emulex Corporation* ..........     141,738
    400  General Semiconductor, Inc.* .       3,580
  2,100  L-3 Communications
           Holdings, Inc.* ............     172,158

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         ELECTRONICS  (CONTINUED)
  1,200  Littelfuse, Inc.* ............$     29,625
  1,100  Pericom Semiconductor
           Corporation* ...............      13,200
    300  Pinnacle Systems, Inc.* ......       3,263
  3,000  Plantronics, Inc.* ...........      79,350
  2,420  Plexus Corporation* ..........      74,718
  1,310  Power Integrations, Inc.* ....      20,714
  2,000  Rayovac Corporation* .........      38,600
  3,970  Semtech Corporation* .........      99,498
  1,500  Siliconix, Inc.* .............      46,547
  1,140  SIPEX Corporation* ...........      12,469
    500  Supertex, Inc.* ..............       6,844
  2,110  Technitrol, Inc. .............      73,534
  2,888  Tekelec* .....................      54,692
    600  Tollgrade Communcations, Inc.*      11,738
  2,558  Vicor Corporation* ...........      54,997
  3,600  VISX, Inc.* ..................      61,380
                                       ------------
                                          1,718,669
                                       ------------

         ENERGY & UTILITIES - 0.4%
  1,700  Veritas DGC, Inc.* ...........      51,255
                                       ------------

         ENERGY - RAW MATERIALS - 0.6%
  1,225  Atwood Oceanics, Inc.* .......      53,373
  1,200  Prima Energy Corporation* ....      35,400
                                       ------------
                                             88,773
                                       ------------

         FOOD & AGRICULTURE - 0.7%
  1,600  Delta & Pine Land Company ....      39,440
  1,300  Dreyer's Grand Ice Cream, Inc.      39,081
    545  Scotts Company (The), Class A*      22,481
                                       ------------
                                            101,002
                                       ------------

         INSURANCE - 2.1%
  3,200  Copart, Inc.* ................      60,600
    500  Hilb, Rogal & Hamilton Co. ...      19,125
  3,800  Hooper Holmes, Inc. ..........      30,400
  3,012  Radian Group, Inc. ...........     186,292
                                       ------------
                                            296,417
                                       ------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO                            FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------
                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         MEDIA - 0.2%
    100  Cymer, Inc.* .................$      2,138
    600  Penton Media, Inc. ...........      13,554
    400  Scholastic Corporation* ......      17,100
                                       ------------
                                             32,792
                                       ------------

         MISCELLANEOUS - 0.0%***
  1,194  eLoyalty Corporation* ........       4,104
                                       ------------

         MISCELLANEOUS FINANCE - 5.3%
  5,030  AmeriCredit Corporation* .....     171,925
  1,900  Brown & Brown, Inc. ..........      74,100
  2,100  Downey Financial Corporation .      90,405
  4,200  Eaton Vance Corporation ......     128,478
  1,968  Investors Financial
           Services Corporation .......     154,857
  2,900  Raymond James Financial, Inc.       95,990
  2,136  Southwest Securities Group, Inc.    44,642
                                       ------------
                                            760,397
                                       ------------

         MOTOR VEHICLES - 2.8%
  4,100  Gentex Corporation* ..........     102,756
  3,700  Navistar International
           Corporation* ...............      92,574
  3,440  O'Reilly Automotive, Inc.* ...      65,145
  1,200  Oshkosh Truck Corporation ....      58,725
    700  Sonic Automotive, Inc.* ......       5,915
  1,700  Superior Industries
           International, Inc. ........      63,410
    500  Winnebago Industries, Inc. ...       8,500
                                       ------------
                                            397,025
                                       ------------

         NON-DURABLES & ENTERTAINMENT - 4.5%
  1,810  Applebee's International, Inc.      55,431
  6,355  Brinker International, Inc.* .     187,854
  1,500  CEC Entertainment, Inc.* .....      60,000
  1,853  Cheesecake Factory (The), Inc.*     73,309
  2,505  Fastenal Company .............     150,300
  1,400  Fossil, Inc.* ................      24,500
  1,000  JAKKS Pacific, Inc.* .........      12,938
    400  P.F. Chang's China Bistro, Inc.*    13,400

                                            Value
Shares                                    (Note 1)
------                                    --------
         NON-DURABLES & ENTERTAINMENT  (CONTINUED)

    700  SCP Pool Corporation* ........$     23,275
  1,500  Sonic Corporation* ...........      35,156
  1,800  Trans World Entertainment
           Corporation* ...............      14,456
                                       ------------
                                            650,619
                                       ------------

         OPTICAL & PHOTO - 0.0%***
    300  Meade Instruments Corporation*       1,875
                                       ------------

         PRODUCER GOODS - 5.1%
    213  Advanced Energy Industries Inc.*     4,832
  3,350  Aeroflex, Inc.* ..............      44,806
  3,055  Blyth Industries, Inc.* ......      71,365
    100  DiamondCluster International, Inc.,
           Class A* ...................       2,106
  3,640  Hanover Compressor Company* ..     136,500
  1,349  Helix Technology Corporation .      32,039
  1,530  Manitowoc Company, Inc. ......      43,146
  2,700  MasTec, Inc.* ................      40,446
    700  Matthews International
           Corporation, Class A .......      21,788
  2,000  MSC Industrial Direct Co., Inc.*    32,920
  2,000  Roper Industries, Inc. .......      77,560
  2,800  Teleflex, Inc. ...............     120,260
  1,200  Valmont Industries, Inc. .....      21,975
  1,887  Zebra Technologies Corporation,
           Class A* ...................      85,033
                                       ------------
                                            734,776
                                       ------------

         REAL PROPERTY - 0.3%
  3,000  Fairfield Communities, Inc.* .      44,880
                                       ------------

         RETAIL - 4.0%
  2,000  99 Cents Only Stores* ........      77,100
  4,155  Barnes & Noble, Inc.* ........     112,185
  3,255  Claire's Stores, Inc. ........      56,702
  1,200  Cost Plus, Inc.* .............      28,800
  2,692  Insight Enterprises, Inc.* ...      61,075
  2,300  Michaels Stores, Inc.* .......      75,325
  1,300  PC Connection, Inc.* .........      16,006


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO                            FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------
                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         RETAIL  (CONTINUED)
  2,100  United Stationers, Inc.* .....$     52,631
  3,405  Williams-Sonoma, Inc.* .......      92,786
                                       ------------
                                            572,610
                                       ------------

         TELEPHONE - 0.2%
    200  Intermedia Communications, Inc.*     3,163
  2,700  Optical Cable Corporation* ...      26,325
                                       ------------
                                             29,488
                                       ------------

         TIRES & RUBBER - 0.5%
  2,000  Carlisle Companies, Inc. .....      69,000
                                       ------------

         TRAVEL & RECREATION - 0.7%
  1,130  Anchor Gaming Company* .......      55,299
    400  Dollar Thrifty Automotive
           Group, Inc.* ...............       7,980
    700  Mandalay Resort Group* .......      14,196
  1,100  Trendwest Resorts, Inc.* .....      31,144
                                       ------------
                                            108,619
                                       ------------

         TRUCKING & FREIGHT - 3.9%
  5,500  C.H. Robinson Worldwide, Inc.      164,313
  1,215  CNF Transportation, Inc. .....      41,966
  3,485  Expeditors International of
           Washington, Inc. ...........     203,437
  1,000  Forward Air Corporation* .....      36,938
    400  Landstar System, Inc.* .......      26,625
  3,460  Swift Transportation
           Company, Inc.* .............      59,901
    800  USFreightways Corporation ....      25,500
                                       ------------
                                            558,680
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $13,271,521) .........  14,335,838
                                       ------------

                                             Value
                                           (Note 1)
                                           --------

TOTAL INVESTMENTS
   (Cost $13,271,521**) ........ 99.6% $ 14,335,838
OTHER ASSETS AND LIABILITIES
   (Net) .......................  0.4%       61,429
                                -----  ------------
NET ASSETS .....................100.0% $ 14,397,267
                                =====  ============


--------------------------------------------------------------------------------
*   Non-income producing security.
**  Aggregate cost for Federal tax purposes is $13,271,521.
*** Amount represents less than 0.1% of net assets.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------
                                             Value
 Shares                                    (Note 1)
 ------                                    --------

COMMON STOCKS - 99.9%

         AEROSPACE - 1.0%
  7,200  Crane Company ............... $    191,880
  5,700  GenCorp, Inc. ...............       68,400
                                       ------------
                                            260,280
                                       ------------

         AIR TRANSPORTATION - 0.1%
  2,100  AAR Corporation .............       28,560
                                       ------------

         APPAREL - 1.5%
  1,300  Phillips-Van Heusen Corporation     19,370
  4,700  Russell Corporation .........       89,300
  4,000  Springs Industries, Inc., Class A  178,440
  8,500  Stride Rite Corporation .....       64,005
  3,300  Wolverine World Wide, Inc. ..       48,543
                                       ------------
                                            399,658
                                       ------------

         BANKS - 5.1%
 12,900  BancWest Corporation ........      334,884
    183  F&M National Corporation ....        7,078
    600  FNB Corporation .............       13,950
  8,600  Independence Community
           Bank Corporation ..........      143,512
  9,200  Pacific Century Financial
           Corporation ...............      179,032
    272  Republic Bancorp, Inc. ......        3,366
  1,300  Richmond County Financial
           Corporation ...............       35,100
  3,100  South Financial Group, Inc. .       44,756
  1,600  Susquehanna Bancshares, Inc.        28,700
  3,300  TrustCo Bank Corporation ....       40,837
  8,829  United Bankshares, Inc. .....      200,860
  1,690  Washington Mutual, Inc. .....       86,815
  6,372  Whitney Holding Corporation .      244,924
                                       ------------
                                          1,363,814
                                       ------------

         BUSINESS MACHINES - 0.3%
 13,400  IKON Office Solutions, Inc. .       60,032
    250  Tech Data Corporation* ......        7,641
                                       ------------
                                             67,673
                                       ------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         BUSINESS SERVICES - 4.5%
  3,300  ABM Industries, Inc. ........  $   106,590
  2,900  Bowne & Company, Inc. .......       30,015
  9,600  Deluxe Corporation ..........      233,760
  5,242  eFunds Corporation* .........       79,940
  2,200  Harland (John H.) Company ...       39,600
  5,800  Kelly Services, Inc., Class A      153,700
  1,900  LandAmerica Financial Group, Inc.   68,210
 15,600  Modis Professional Services, Inc.*  95,628
  1,969  National Service Industries, Inc.   47,591
  6,800  Spherion Corporation* .......       62,900
  2,500  Standard Register Company ...       42,625
  1,900  Sylvan Learning Systems, Inc.*      39,662
    399  Tyco International, Ltd. ....       21,805
 10,100  United Rentals, Inc.* .......      172,811
                                       ------------
                                          1,194,837
                                       ------------

         CHEMICALS - 5.9%
  9,065  Albemarle Corporation .......      216,200
  5,700  Arch Chemicals, Inc. ........      113,715
  5,200  Cabot Corporation ...........      178,308
  1,600  Ferro Corporation ...........       37,584
    500  Fuller (H. B.) Company ......       20,687
  9,544  Lubrizol Corporation ........      307,985
 11,100  Lyondell Chemical Company ...      177,600
  8,136  Olin Corporation ............      168,822
  4,502  OM Group, Inc. ..............      228,251
  3,155  PolyOne Corporation .........       27,133
  4,800  Schulman (A.), Inc. .........       57,900
  2,500  Wellman, Inc. ...............       43,900
                                       ------------
                                          1,578,085
                                       ------------

         CONSTRUCTION - 4.9%
  7,600  Centex Corporation ..........      312,816
  2,400  Florida Rock Industries, Inc.       98,520
  3,700  Granite Construction, Inc. ..      122,470
  8,600  Lafarge Corporation .........      262,300
  1,400  Ryland Group, Inc. ..........       56,406
  5,000  Standard Pacific Corporation       120,000
  1,800  Texas Industries, Inc. ......       50,796


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------
                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         CONSTRUCTION  (CONTINUED)
  5,600  Toll Brothers, Inc.* .........$    200,256
  5,000  United Dominion Industries, Ltd.    84,750
                                       ------------
                                          1,308,314
                                       ------------

         CONSUMER DURABLES - 0.9%
    100  Kimball International, Inc.,
           Class B ....................       1,506
  8,700  La-Z-Boy, Inc. ...............     138,330
  3,400  SLI, Inc.* ...................      31,960
    600  Thomas Industries, Inc. ......      15,930
  1,100  Toro Company .................      48,840
                                       ------------
                                            236,566
                                       ------------

         CONTAINERS - 1.5%
  3,800  Ball Corporation .............     157,320
  7,300  Bemis Company, Inc. ..........     248,346
                                       ------------
                                            405,666
                                       ------------

         COSMETICS - 0.4%
  4,800  Church & Dwight Company, Inc.      104,928
                                       ------------

         DOMESTIC OIL - 2.6%
    300  CONSOL Energy, Inc. ..........       9,000
 18,983  Ultramar Diamond Shamrock
            Corporation ...............     690,981
                                       ------------
                                            699,981
                                       ------------

         DRUGS & MEDICINE - 1.8%
  6,700  Carter-Wallace, Inc. .........     180,230
  2,800  Diagnostic Products Corporation    147,616
  6,800  Owens & Minor, Inc. ..........     101,728
  1,700  West Pharmaceutical Services, Inc.  42,670
                                       ------------
                                            472,244
                                       ------------

         ELECTRONICS - 1.2%
    222  Coherent, Inc.* ..............       9,296
  5,000  Pioneer-Standard Electronics, Inc.  61,250
 11,122  Sensormatic Electronics
           Corporation* ...............     243,572
                                       ------------
                                            314,118
                                       ------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         ENERGY & UTILITIES - 11.5%
  3,500  AGL Resources, Inc. ..........$     75,705
 12,600  Allete .......................     296,100
  4,400  Black Hills Corporation ......     173,228
  4,100  Cleco Corporation ............     186,099
  1,800  Empire District Electric Company    36,162
  5,200  Energen Corporation ..........     145,444
  4,534  Equitable Resources, Inc. ....     260,252
  4,900  Hawaiian Electric Industries, Inc. 180,075
  7,200  IDACORP, Inc. ................     264,960
  2,500  New Jersey Resources Corporation    95,650
  5,000  NICOR, Inc. ..................     185,000
  3,292  Northwest Natural Gas Company       80,489
  7,600  ONEOK, Inc. ..................     334,020
  7,508  Peoples Energy Corporation         293,938
  3,700  Public Service Company
           of New Mexico ..............      95,016
  2,900  UIL Holdings Corporation .....     140,998
     99  Vectren Corporation ..........       2,251
  3,500  WGL Holdings, Inc. ...........      95,830
  3,500  WPS Resources Corporation ....     123,550
                                       ------------
                                          3,064,767
                                       ------------

         ENERGY - RAW MATERIALS - 3.0%
 10,893  Tidewater, Inc. ..............     530,489
  7,400  Valero Energy Corporation ....     271,210
                                       ------------
                                            801,699
                                       ------------

         FOOD & AGRICULTURE - 4.8%
  4,800  Bob Evans Farms, Inc. ........      96,000
  7,191  Corn Products International, Inc.  182,651
  6,855  Dean Foods Company ...........     225,941
  6,600  Dole Food Company, Inc. ......     108,900
  4,700  Earthgrains Company ..........      90,240
    200  Fleming Companies, Inc. ......       4,940
  3,650  International Multifoods
           Corporation ................      68,583
  2,100  Lance, Inc. ..................      24,806
  7,964  Sensient Technologies Corporation  172,421
  3,200  Smucker (J.M.) Company .......      82,880

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------
                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         FOOD & AGRICULTURE  (CONTINUED)
  4,500  Suiza Foods Corporation* .... $    220,365
                                       ------------
                                          1,277,727
                                       ------------
         INSURANCE - 3.3%
  3,700  AmerUs Group Company ........      108,225
  7,000  Commerce Group, Inc. ........      208,600
  4,800  Enhance Financial Services
           Group, Inc. ...............       64,560
  8,000  First American Financial
           Corporation ...............      243,200
  4,800  Nationwide Financial Services, Inc.,
           Class A ...................      198,720
  2,300  Selective Insurance Group, Inc.     50,025
    200  Zenith National Insurance
           Corporation ...............        5,460
                                       ------------
                                            878,790
                                       ------------
         MEDIA - 3.8%
  4,300  Banta Corporation ...........      112,273
 16,300  Belo (A.H.) Corporation, Class A   293,400
 14,200  Hollinger International, Inc.      231,460
  5,300  Lee Enterprises, Inc. .......      167,586
  3,400  Media General, Inc., Class A       170,680
    700  Pulitzer, Inc. ..............       36,120
                                       ------------
                                          1,011,519
                                       ------------
         MISCELLANEOUS - 0.2%
  3,600  Capitol Federal Financial ...       57,375
                                       ------------
         MISCELLANEOUS FINANCE - 3.8%
  3,173  AMCORE Financial, Inc. ......       63,262
  8,500  Fidelity National Financial, Inc.  263,160
  6,600  Heller Financial, Inc. ......      223,146
    300  Morgan Keegan, Inc. .........        8,055
  2,300  Raymond James Financial, Inc.       76,130
  3,100  Staten Island Bancorp, Inc. .       77,035
 11,936  Washington Federal, Inc. ....      310,336
                                       ------------
                                          1,021,124
                                       ------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         MOTOR VEHICLES - 4.3%
  8,230  ArvinMeritor, Inc. .......... $    126,331
  5,463  BorgWarner, Inc. ............      238,733
  7,800  Cummins Engine Company, Inc.       288,210
 14,200  Federal-Mogul Corporation ...       48,848
  2,800  Fleetwood Enterprises, Inc. .       33,740
  4,000  Smith (A.O.) Corporation ....       74,080
  4,900  Superior Industries
           International, Inc. .......      182,770
  7,600  Tower Automotive, Inc.* .....       83,600
  3,200  Winnebago Industries, Inc. ..       54,400
                                       ------------
                                          1,130,712
                                       ------------
         NON-DURABLES & ENTERTAINMENT - 1.2%
  5,500  American Greetings Corporation,
           Class A ...................       71,830
  2,369  Lancaster Colony Corporation        69,886
 10,000  Stewart Enterprises, Inc., Class A  33,438
  6,300  Tupperware Corporation ......      148,680
                                       ------------
                                            323,834
                                       ------------
         NON-FERROUS METALS - 1.6%
  2,700  Commercial Metals Company ...       69,039
 14,400  Engelhard Corporation .......      344,592
                                       ------------
                                            413,631
                                       ------------
         OPTICAL & PHOTO - 0.5%
  9,400  Ingram Micro, Inc., Class A*       129,720
                                       ------------
         PAPER & FOREST PRODUCTS - 2.7%
  7,300  Boise Cascade Corporation ...      234,184
  1,500  Caraustar Industries, Inc. ..       13,500
  6,300  Chesapeake Corporation ......      162,540
  6,300  Glatfelter (P.H.) Company ...       75,537
    700  Longview Fibre Company ......        8,883
  7,800  Louisiana-Pacific Corporation       82,524
    700  Potlatch Corporation ........       22,470
  9,700  Wausau-Mosinee Paper Corporation   109,998
                                       ------------
                                            709,636
                                       ------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------
                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         PRODUCER GOODS - 14.7%
  3,100  Applied Industrial
           Technologies, Inc. ........ $     56,575
  6,834  AptarGroup, Inc. ............      196,136
  6,400  Baldor Electric Company .....      134,400
  4,267  Briggs & Stratton Corporation      168,803
  4,550  CLARCOR, Inc. ...............      111,475
  8,600  Federal Signal Corporation ..      190,490
  1,400  Flowserve Corporation* ......       29,400
  6,626  Harsco Corporation ..........      182,878
  6,700  HON Industries, Inc. ........      166,495
  6,700  Hubbell, Inc., Class B ......      187,265
  3,550  Hughes Supply, Inc. .........       62,303
  5,300  IDEX Corporation ............      169,229
      1  Juno Lighting, Inc.* ........            7
  1,000  Kaydon Corporation ..........       25,390
  5,900  Kennametal, Inc. ............      183,785
  4,200  Lincoln Electric Holdings, Inc.     87,150
  6,500  Milacron, Inc. ..............      129,090
    600  NACCO Industries, Inc.,
           Class A ...................       39,936
  3,600  Nordson Corporation .........      100,575
  9,100  Pentair, Inc. ...............      252,070
  3,700  Regal-Beloit Corporation ....       67,340
  6,300  Snap-on, Inc. ...............      178,290
  4,200  Steelcase, Inc. .............       59,850
  2,700  Stewart & Stevenson
           Services, Inc. ............       69,525
  4,100  Tecumseh Products Company,
           Class A ...................      206,538
  5,700  Teleflex, Inc. ..............      244,815
    800  Tennant Company .............       34,360
 11,329  Timken Company ..............      181,264
  2,100  Trinity Industries, Inc. ....       46,179
  9,098  U.S. Industries, Inc. .......       75,968
    200  Watts Industries, Inc., Class A      2,940
    900  Woodward Governor Company ...       50,344
  6,600  YORK International Corporation     211,200
                                       ------------
                                          3,902,065
                                       ------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         RAILROAD & SHIPPING - 2.1%
  9,900  Alexander & Baldwin, Inc. ... $    255,544
  6,900  GATX Corporation ............      301,668
                                       ------------
                                            557,212
                                       ------------
         RETAIL - 1.0%
  3,800  Cato Corporation, Class A ...       69,113
  6,800  Longs Drug Stores, Inc. .....      189,720
    100  ShopKo Stores, Inc.* ........          970
    300  Zale Corporation* ...........        9,438
                                       ------------
                                            269,241
                                       ------------
         STEEL - 1.9%
  9,400  Allegheny Technologies, Inc.       166,568
  2,400  Carpenter Technology
           Corporation ...............       66,480
 10,200  USX-U.S. Steel Group ........      155,448
 10,400  Worthington Industries, Inc.       102,440
                                       ------------
                                            490,936
                                       ------------
         TIRES & RUBBER - 1.7%
  2,700  Bandag, Inc. ................       99,900
  5,400  Carlisle Companies, Inc. ....      186,300
 12,100  Cooper Tire & Rubber Company       161,656
                                       ------------
                                            447,856
                                       ------------
         TOBACCO - 0.7%
  5,000  Universal Corporation .......      188,800
                                       ------------
         TRAVEL & RECREATION - 2.0%
 11,800  Brunswick Corporation .......      251,222
 10,500  Callaway Golf Company .......      252,525
  2,700  Prime Hospitality Corporation*      34,425
                                       ------------
                                            538,172
                                       ------------
         TRUCKING & FREIGHT - 3.4%
  6,400  Arnold Industries, Inc. .....      106,400
 11,100  CNF Transportation, Inc. ....      383,394

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------
                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         TRUCKING & FREIGHT  (CONTINUED)
    100  Hunt (J.B.) Transport
           Services, Inc. ............ $      1,581
  4,200  Roadway Express, Inc. .......      108,413
    600  Ryder System, Inc. ..........       12,306
  5,800  USFreightways Corporation ...      184,875
  6,400  Werner Enterprises, Inc. ....      106,800
                                       ------------
                                            903,769
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $23,352,382) ........   26,553,309
                                       ------------
RIGHTS - 0.0%***
  1,300  Bank United Corporation,
           Contingent Payment Right ..          447
                                       ------------
         TOTAL RIGHTS
           (Cost $442) ...............          447
                                       ------------

TOTAL INVESTMENTS
   (Cost $23,352,824**) .........99.9%   26,553,756
OTHER ASSETS AND LIABILITIES
   (Net) ........................ 0.1%       39,528
                                -----  ------------
NET ASSETS .....................100.0% $ 26,593,284
                                =====  ============


-----------
*   Non-income producing security.
**  Aggregate cost for Federal tax purposes is $23,352,824.
*** Amount represents less than 0.1% of net assets.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS                                        (UNAUDITED)
--------------------------------------------------------------------------------
                                             Value
 Shares                                    (Note 1)
 ------                                    --------
COMMON STOCK - 100.1%
         AEROSPACE - 1.3%
  7,200  Boeing Company ...............$    447,840
    500  Crane Company ................      13,325
  1,600  General Dynamics Corporation .     109,088
    748  Goodrich (B.F.) Company ......      30,249
    100  HEICO Corporation, Class A ...       1,340
    500  Kaman Corporation, Class A ...       8,125
    300  Litton Industries, Inc.* .....      23,775
  3,400  Lockheed Martin Corporation ..     127,364
    600  Northrop Grumman Corporation .      56,370
  3,000  Raytheon Company, Class B ....      99,630
  1,700  Rockwell International
           Corporation ................      78,132
  1,200  Textron, Inc. ................      63,576
    900  TRW, Inc. ....................      35,136
  3,867  United Technologies Corporation    301,278
    200  Veeco Instruments, Inc.* .....       7,537
                                       ------------
                                          1,402,765
                                       ------------

         AIR TRANSPORTATION - 0.5%
    400  Airborne, Inc. ...............       4,128
    500  Alaska Air Group, Inc.* ......      14,290
    600  America West
           Holdings Corporation* ......       6,420
  1,000  AMR Corporation* .............      33,250
    600  Atlantic Coast Airlines
           Holdings, Inc.* ............      11,175
    400  Atlas Air, Inc.* .............      11,632
    500  Continental Airlines, Inc.,
           Class B* ...................      22,375
    900  Delta Air Lines, Inc. ........      37,908
    700  EGL, Inc.* ...................      17,412
  2,433  FedEx Corporation* ...........      99,574
    300  Frontier Airlines, Inc.* .....       7,031
    900  Galileo International, Inc. ..      20,475
    200  Mesaba Holdings, Inc.* .......       2,400
    100  Midway Airlines Corporation* .         406
    800  Midwest Express Holdings, Inc.*     14,736
    700  Northwest Airlines Corporation*     15,400
  1,050  Sabre Holdings Corporation* ..      45,276
    500  SkyWest, Inc. ................      11,344

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         AIR TRANSPORTATION  (CONTINUED)
  5,850  Southwest Airlines Company ...$    108,810
    300  UAL Corporation ..............      11,415
    400  US Airways Group, Inc.* ......      16,520
                                       ------------
                                            511,977
                                       ------------

         APPAREL - 0.4%
    800  Abercrombie & Fitch Co.,
           Class A* ...................      22,688
    200  Barry (R.G.) Corporation .....         550
    100  Bluefly, Inc.* ...............         112
    400  Children's Place Retail Stores,
           Inc.* ......................       8,750
    400  Columbia Sportswear Company* .      22,150
    200  Cutter & Buck Inc.* ..........       1,450
    400  Dress Barn, Inc.* ............       9,350
    100  Escalade, Inc. ...............       2,200
    200  Footstar, Inc.* ..............       8,806
    100  Garan, Inc. ..................       2,549
     27  Global Sports, Inc.* .........         152
    900  Goody's Family Clothing, Inc.        5,400
    950  Jones Apparel Group* .........      36,480
    300  Just for Feet, Inc.* .........           2
    400  Kenneth Cole Productions, Inc.*     11,300
    300  Liz Claiborne, Inc. ..........      14,610
    100  Maxwell Shoe Company, Inc.* ..       1,369
    100  McNaughton Apparel Group, Inc.*      1,531
  2,300  Nike, Inc., Class B ..........      89,815
    300  OshKosh B'Gosh, Inc., Class A        6,244
    550  Pacific Sunwear of California, Inc.*18,184
    100  Perry Ellis International, Inc.*       650
    800  Polo Ralph Lauren Corporation*      23,440
    800  Polymer Group, Inc. ..........       5,320
    700  Reebok International, Ltd.* ..      17,920
    400  Russell Corporation ..........       7,600
    200  Shoe Carnival, Inc.* .........       1,800
    400  Springs Industries, Inc.* ....      17,844
    100  Superior Uniform Group, Inc. .         838
    500  Talbots, Inc. ................      25,410
    100  Tarrant Apparel Group* .......         400
    386  The Men's Wearhouse, Inc.* ...      10,152
    300  Timberland Company, Class A* .      16,794


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         APPAREL  (CONTINUED)
    700  V.F. Corporation ..............$    25,263
    100  Vulcan International Corporation     4,100
    600  Warnaco Group, Inc. ...........      2,880
  1,300  WestPoint Stevens, Inc. .......     10,946
    100  Wet Seal, Inc., Class A* ......      3,175
    100  Weyco Group, Inc. .............      2,425
    100  Wolverine World Wide, Inc. ....      1,471
                                       ------------
                                            442,120
                                       ------------

         BANKS - 6.2%
    480  ABC Bancorp ...................      5,460
    100  Admiralty Bancorp, Inc., Class B*    1,281
    100  Alliance Bancorp ..............      2,569
  3,033  AmSouth Bancorporation ........     52,835
     50  Arrow Financial Corporation ...      1,134
    440  Associated Banc-Corp ..........     15,317
    100  BancFirst Corporation .........      3,825
    200  BancorpSouth, Inc. ............      2,730
    464  BancWest Corporation ..........     12,045
 13,300  Bank of America Corporation ...    664,335
    100  Bank of Granite Corporation ...      2,050
    112  Bank of Kentucky Financial
           Corporation .................      2,240
  6,000  Bank of New York Company, Inc.     310,680
  9,400  Bank One Corporation ..........    331,538
    947  Banknorth Group, Inc. .........     19,118
  3,217  BB&T Corporation ..............    116,230
    100  BNCCORP, Inc. .................        750
    300  Brookline Bancorp, Inc. .......      4,200
    394  BSB Bancorp, Inc. .............      7,117
      5  California Independent Bancorp         110
    340  Cascade Bancorp ...............      4,930
    162  Central Coast Bancorp* ........      2,951
    300  Centura Banks, Inc. ...........     15,123
    100  CFS Bancorp, Inc. .............      1,100
    100  Chittenden Corporation ........      3,125
    500  Citizens Banking Corporation ..     12,563
    100  Citizens Financial Corporation,
           Class A* ....................      1,125
    314  City National Corporation .....     11,376
    325  Civic BanCorp* ................      5,159

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         BANKS  (CONTINUED)
    800  Colonial BancGroup, Inc. .....$     10,320
    645  Columbia Banking System, Inc.*       9,514
  1,548  Comerica, Inc. ................     98,530
    100  Comm Bancorp, Inc. ............      2,522
    200  Commerce Bancorp, Inc. ........     11,900
    330  Commerce Bancshares, Inc. .....     13,056
    110  Community Bancorp, Inc.* ......        839
    400  Community Bank System, Inc. ...     11,424
    110  Community Banks, Inc. .........      2,266
    600  Community Financial Group, Inc.      7,875
    100  Community First Banking Company      2,225
    500  Community First Bankshares, Inc.    10,031
    800  Compass Bancshares, Inc. ......     17,050
    100  Corus Bankshares, Inc. ........      4,938
    100  Crazy Woman Creek Bancorp Inc.       1,413
    400  Cullen/Frost Bankers, Inc. ....     14,344
    600  Doral Financial Corporation ...     17,137
    100  Eagle Bancshares, Inc. ........      1,375
    100  EFC Bancorp, Inc. .............      1,070
    200  FFLC Bancorp, Inc. ............      3,400
    110  Fidelity Bancorp, Inc. ........      1,643
  3,814  Fifth Third Bancorp ...........    205,241
    400  First BanCorp .................      9,440
    100  First Busey Corporation .......      1,800
    500  First Charter Corporation .....      7,500
    100  First Colonial Group, Inc. ....      1,525
    800  First Commonwealth
           Financial Corporation .......      8,024
    300  First Financial Bankshares, Inc.     9,825
    100  First Mariner Bancorp, Inc.* ..        575
    350  First Midwest Bancorp, Inc. ...      9,756
  1,100  First Midwest Financial, Inc. .     13,303
    310  First Mutual Bancshares, Inc. .      4,340
  1,200  First Tennessee
           National Corporation ........     37,200
  7,748  First Union Corporation .......    250,803
    300  First Virginia Banks, Inc. ....     13,740
    300  Firstfed America Bancorp, Inc.       4,657
    300  FirstFed Financial Corporation       8,790
    500  FirstMerit Corporation ........     13,031


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         BANKS  (CONTINUED)
  7,205  FleetBoston Financial
           Corporation ................$    297,206
    869  FNB Corporation ..............      11,731
    100  FNB Financial Services Corporation   1,216
    400  Franchise Finance Corporation
           of America .................       8,972
    300  Franklin Bank N.A. ...........       3,769
    500  Frontier Financial Corporation      11,281
    546  Fulton Financial Corporation .      11,875
    600  GA Financial, Inc. ...........       8,736
    115  German American Bancorp ......       1,466
    400  Great Southern Bancorp, Inc. .       7,250
    400  Greater Bay Bancorp ..........      13,350
    100  Habersham Bancorp ............       1,191
    600  Harbor Florida Bancshares, Inc.      9,150
    133  Harleysville Savings
           Financial Corporation ......       2,111
    165  Heritage Commerce Corporation*       1,526
  1,100  Hibernia Corporation, Class A       15,950
    200  Home Financial Bancorp .......         850
    100  Horizon Financial Corporation        1,100
    700  Hudson City Bancorp, Inc. ....      14,044
  1,885  Huntington Bancshares, Inc. ..      28,157
    500  Independence Community
           Bank Corporation ...........       8,344
    100  Independent Bank Corporation .       1,456
 15,490  J. P. Morgan Chase & Co. .....     722,763
    100  Kentucky First Bancorp, Inc. .       1,143
  3,600  KeyCorp ......................      93,600
    100  Laurel Capital Group, Inc. ...       1,587
    100  Ledger Capital Corporation ...       1,000
    100  LSB Bancshares, Inc. .........       1,125
    700  M&T Bank Corporation .........      47,950
    300  Main Street Bancorp, Inc. ....       2,756
    800  Marshall & Ilsley Corporation       43,160
    100  Mayflower Cooperative Bank ...       1,119
  4,200  Mellon Financial Corporation .     194,502
    500  Mercantile Bankshares Corporation   19,344
    500  Merchants Bancshares, Inc. ...      13,750
  4,700  National City Corporation ....     127,840

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         BANKS  (CONTINUED)
  1,935  National Commerce
           Bancorporation .............$     49,463
    100  National Penn Bancshares, Inc.       2,294
    200  Net.B@nk, Inc.* ..............       1,722
    300  New York Community
           Bancorp, Inc. ..............      11,756
    100  North Bancshares, Inc. .......       1,100
  1,500  North Fork Bancorporation, Inc      37,500
    280  North Valley Bancorp .........       3,535
    100  Northeast Bancorp ............       1,045
  1,300  Northern States
           Financial Corporation ......      24,456
  1,900  Northern Trust Corporation ...     135,137
    100  Norwood Financial Corporation        1,900
    110  NSD Bancorp, Inc. ............       1,884
  1,298  Old Kent Financial Corporation      51,583
    428  Old National Bancorp .........      10,004
    500  Pacific Century
           Financial Corporation ......       9,730
    100  Pacific Crest Capital, Inc. ..       1,894
    100  Park National Corporation ....       8,740
    500  People's Bank-Bridgeport .....      13,281
  2,400  PNC Financial Services Group .     166,800
    900  Popular, Inc. ................      24,525
    625  Provident Bankshares Corporati      14,922
    300  Provident Financial Group, Inc.      8,944
  2,100  Regions Financial Corporation       63,000
    484  Republic Bancorp, Inc. .......       5,989
    600  Republic Bancorp, Inc., Class A      5,400
    500  S&T Bancorp, Inc. ............      11,453
    100  S.Y. Bancorp, Inc. ...........       2,375
    400  S1 Corporation* ..............       2,825
    300  Silicon Valley Bancshares* ...       8,381
    100  Simmons First National
           Corporation, Class A .......       2,350
    644  Sky Financial Group, Inc. ....      11,149
  1,200  Southern Missouri Bancorp, Inc      16,425
  1,500  SouthTrust Corporation .......      63,469
    400  Southwest Bancorporation
           of Texas, Inc.* ............      15,400
    667  State Bancorp, Inc. ..........       9,838


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         BANKS  (CONTINUED)
  1,400  State Street Corporation .....$    140,630
    115  Sterling Bancorp ..............      2,444
    100  Sterling Bancshares, Inc. .....      1,794
    100  Success Bancshares, Inc.* .....      1,325
    100  Suffolk Bancorp ...............      3,462
  1,300  Summit Bancorp ................     54,600
  2,400  SunTrust Banks, Inc. ..........    157,752
    600  Susquehanna Bancshares, Inc. ..     10,762
  2,175  Synovus Financial Corporation .     60,508
    700  TCF Financial Corporation .....     25,830
    100  Tompkins Trustco, Inc. ........      2,812
    920  TrustCo Bank Corp NY ..........     11,385
    600  Trustmark Corporation .........     13,087
 15,109  U.S. Bancorp ..................    350,530
    100  U.S.B.  Holding Co., Inc. .....      1,239
    100  UCBH Holdings, Inc. ...........      5,606
    100  UMB Financial Corporation .....      3,756
    100  Union Bankshares Ltd.* ........      1,350
    100  Union Community Bancorp .......      1,369
     98  Union Financial Bancshares, Inc.       894
  1,200  Union Planters Corporation ....     45,672
  1,200  UnionBanCal Corporation .......     31,944
    800  United Bankshares, Inc. .......     18,200
    300  United Financial Corporation ..      5,025
    424  United National Bancorp .......      8,082
    100  United Tennessee Bankshares, Inc.      900
    723  Valley National Bancorp .......     20,266
  1,600  Wachovia Corporation ..........    101,024
 13,890  Wells Fargo & Company .........    689,500
    500  WesBanco, Inc. ................      9,437
    300  Westamerica Bancorporation ....     11,606
    200  Whitney Holding Corporation ...      7,688
    200  Wilmington Trust Corporation ..     11,880
    100  Yonkers Financial Corporation .      1,813
    700  Zions Bancorporation ..........     40,206
                                       ------------
                                          6,842,455
                                       ------------

         BUSINESS MACHINES - 9.3%
    200  3D Systems Corporation* .......      2,525
  2,900  3Com Corporation* .............     26,462
  1,900  Adaptec, Inc.* ................     20,781

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         BUSINESS MACHINES  (CONTINUED)
  2,100  Adobe Systems, Inc. ..........$     61,031
    100  Amplicon, Inc. ...............         912
  2,800  Apple Computer, Inc. .........      51,100
    300  Artesyn Technologies, Inc.* ..       4,256
    400  Autodesk, Inc. ...............      15,250
    300  Avici Systems, Inc.* .........       4,500
    400  Avocent Corporation* .........       9,950
  1,867  BMC Software, Inc.* ..........      56,243
  1,600  Cabletron Systems, Inc.* .....      21,520
    600  CACI International, Inc., Class A*  16,350
  1,200  Ceridian Corporation* ........      24,276
    500  Charles & Covard Ltd.* .......         500
 59,184  Cisco Systems, Inc.* .........   1,401,914
    200  Cognitronics Corporation* ....       1,600
  1,000  Comdisco, Inc. ...............      12,750
 13,900  Compaq Computer Corporation ..     280,780
    900  Computer Horizons Corporation*       3,375
  3,900  Compuware Corporation* .......      40,219
  1,331  Comverse Technology, Inc.* ...      99,742
    600  Concurrent Computer Corporation *    3,150
    200  Convera Corporation* .........       2,350
  1,300  Cosine Communications, Inc.* .      11,781
    200  Crossroads Systems, Inc.* ....       1,575
 21,300  Dell Computer Corporation* ...     465,937
    500  Diebold, Inc. ................      13,875
    200  Digital Lightwave, Inc.* .....       5,487
 17,800  EMC Corporation* .............     707,728
    200  Evans & Sutherland
           Computer Corporation* ......       1,475
    200  Extended Systems, Inc.* ......       3,000
    300  Fair Isaac & Company, Inc. ...      18,540
    900  Foundry Networks, Inc.* ......      10,350
  2,400  Gateway, Inc.* ...............      41,280
  1,000  Handspring, Inc.* ............      25,063
 16,497  Hewlett-Packard Company ......     475,938
    900  Hypercom Corporation* ........       3,735
    900  IKON Office Solutions, Inc. ..       4,032
    600  InaCom Corporation* ..........           5
  1,800  Informix Corporation* ........      12,825
  1,100  Integrated Device Technology, Inc.* 31,831
 14,300  International Business
           Machines Corporation .......   1,428,570


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         BUSINESS MACHINES  (CONTINUED)
  2,600  Juniper Networks, Inc.* ......$    167,862
    100  Latitude Communications, Inc.*         316
  1,200  Lexmark International
           Group, Inc., Class A* ......      62,400
    100  Litronic, Inc.* ..............         500
    500  LTX Corporation* .............       6,969
    100  MicroAge, Inc.* ..............           5
    875  Microchip Technology, Inc.* ..      20,891
    600  Micromuse, Inc.* .............      24,637
    900  Micron Electronics, Inc.* ....       3,291
    100  MICROS Systems, Inc.* ........       1,794
 43,535  Microsoft Corporation* .......   2,568,565
    400  MIPS Technologies, Inc., Class A *  13,225
    800  NCR Corporation* .............      35,200
    250  Netegrity, Inc.* .............      11,094
  2,500  Network Appliance, Inc.* .....      74,375
  2,100  Novell, Inc.* ................      12,469
  1,460  Novellus Systems, Inc.* ......      56,392
    430  Obie Media Corporation* ......       4,166
    100  Optio Software, Inc.* ........         119
 45,500  Oracle Systems Corporation* ..     864,500
  2,300  Pitney Bowes, Inc. ...........      78,315
    300  Procom Technology, Inc.* .....       4,013
  1,300  Quantum Corporation -
           DLT & Storage Systems* .....      16,341
  1,500  Quantum Corporation -
           Hard Disk Drive* ...........      15,750
  1,100  Rainbow Technologies, Inc.* ..       7,081
    300  Rimage Corporation* ..........       2,981
    400  SanDisk Corporation* .........       8,650
    100  ScanSource, Inc.* ............       3,986
    400  SCM Microsystems, Inc.* ......       6,300
  1,600  Silicon Graphics, Inc.* ......       7,408
    500  Sorrento Networks Corporation*       6,500
    900  Storage Technology Corporation*      9,225
 26,200  Sun Microsystems, Inc.* ......     520,725
    600  SVI Holdings, Inc.* ..........         792
    500  Sybase, Inc.* ................       9,812
    300  Tech Data Corporation* .......       9,169
    900  Titan Corporation* ...........      22,230
  1,300  Total System Services, Inc. ..      31,200

                                              Value
 Shares                                    (Note 1)
 ------                                    --------
         BUSINESS MACHINES  (CONTINUED)
    400  TransAct Technologies, Inc. ..$      2,000
    100  UniComp, Inc.* ...............          56
  2,800  Unisys Corporation* ..........      45,864
    200  Visual Networks, Inc.* .......         750
  1,000  Vitria Technology, Inc.* .....       4,688
  4,100  Xerox Corporation ............      24,764
    300  Xircom, Inc.* ................       7,369
                                       ------------
                                         10,199,302
                                       ------------

         BUSINESS SERVICES - 6.7%
    260  24/7 Media, Inc.* ............         211
    300  ABM Industries, Inc. .........       9,690
    200  Accrue Software, Inc.* .......         200
    300  Actuate Corporation* .........       3,637
    700  adam.com, Inc.* ..............       1,487
    400  Adept Technology, Inc.* ......       6,100
    200  Advantage Learning Systems, Inc.*    5,925
    300  Advent Software, Inc.* .......      11,550
    400  Aether Systems, Inc.* ........      10,300
    400  Affiliated Computer
           Services, Inc., Class A* ...      25,156
    400  Affymetrix, Inc.* ............      22,919
    300  AGENCY.COM, Inc.* ............         637
    300  Agile Software Corporation* ..       6,544
    959  Akamai Technologies, Inc.* ...      16,243
  1,500  Alcide Corporation* ..........      42,375
    200  Allaire Corporation* .........       1,756
  1,200  Allied Waste Industries, Inc.*      19,380
    200  American Locker Group, Inc. ..       1,375
    600  American Management
           Systems, Inc.* .............      13,275
    200  American Superconductor
           Corporation* ...............       3,387
    400  Angelica Corporation .........       3,696
    400  AnswerThink Consulting
           Group, Inc.* ...............       2,675
 35,354  AOL Time Warner, Inc.* .......  1, 556,637
    850  Apollo Group, Inc., Class A* .      29,856
    200  AppliedTheory Corporation* ...         250
    100  Apropos Technology, Inc.* ....         519
    100  Aptimus, Inc.* ...............          53


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         BUSINESS SERVICES  (CONTINUED)
    100  Argonaut Technologies, Inc.* .$        600
  2,000  Ariba, Inc.* .................      33,000
    500  Art Technology Group, Inc.* ..      12,156
    100  Ascendant Solutions, Inc.* ...          19
    700  Ashton Technology Group, Inc.*         831
    600  Ask Jeeves, Inc.* ............       1,031
    200  Aspen Technology, Inc.* ......       5,212
  2,692  At Home Corporation, Series A*      15,647
    200  Audible, Inc.* ...............         237
  5,300  Automatic Data Processing, Inc.    312,700
  3,600  AutoNation, Inc.* ............      29,880
    800  Avant! Corporation* ..........      14,700
    300  BARRA, Inc.* .................      13,162
  1,900  BEA Systems, Inc.* ...........      72,912
    600  BindView Development
           Corporation* ...............       4,050
    400  BISYS Group, Inc.* ...........      21,650
    700  Blue Martini Software, Inc.* .       3,325
    700  Bowne & Company, Inc. ........       7,245
    400  Broadbase Software, Inc.* ....       1,400
  2,200  BroadVision, Inc.* ...........      15,950
  1,900  Brocade Communications
           Systems, Inc.* .............      73,744
    300  Brooktrout Inc.* .............       2,737
    200  BSQUARE Corporation* .........       1,900
    400  CacheFlow, Inc.* .............       2,762
    200  CAIS Internet, Inc.* .........         219
    100  Calico Commerce, Inc.* .......          59
    800  Cambridge Technology
           Partners, Inc.* ............       2,575
     68  CareCentric, Inc.* ...........         225
    700  Carreker Corporation* ........      11,550
    500  Casella Waste Systems, Inc.,
           Class A* ...................       3,062
    200  Cash Technologies, Inc.* .....         370
    300  Catalina Marketing Corporation*      9,990
    500  Catalyst International, Inc.*        3,062
    100  Catapult Communications
           Corporation* ...............       1,687
    600  CDW Computer Centers, Inc.* ..      19,950
    600  Cell Genesys, Inc.* ..........       9,637

                                              Value
 Shares                                    (Note 1)
 ------                                    --------
         BUSINESS SERVICES  (CONTINUED)
    400  CenterSpan Communications
           Corporation* ...............$      5,525
    100  Centra Software, Inc.* .......         600
    200  Cerner Corporation* ..........      10,238
    400  Charles River Associates, Inc.*      3,200
    300  Cheap Tickets, Inc.* .........       2,887
    500  Checkfree Holdings Corporation*     24,094
    210  ChoicePoint, Inc.* ...........      11,613
    300  Chordiant Software, Inc.* ....         947
  1,300  Ciber, Inc.* .................       8,567
  1,282  Cintas Corporation ...........      46,172
    150  Circle.com* ..................         173
  1,600  Citrix Systems, Inc.* ........      41,600
    400  Clarent Corporation* .........       4,200
    400  Click Commerce, Inc.* ........       7,850
    300  Closure Medical Corporation* .       5,944
    700  Coinstar, Inc.* ..............      11,681
    500  Com21, Inc.* .................       1,531
    150  Comarco, Inc.* ...............       2,269
    600  Complete Business Solutions, Inc.*   5,962
  4,581  Computer Associates
           International, Inc. ........     142,881
  1,300  Computer Sciences Corporation*      77,623
    600  Computer Task Group, Inc. ....       3,600
  1,600  Concord EFS, Inc.* ...........      74,000
    400  Concur Technologies, Inc.* ...         412
  1,300  Convergys Corporation* .......      55,068
    300  Corillian Corporation* .......       3,000
    300  Cornell Corrections, Inc.* ...       2,355
    400  Corporate Executive
           Board Company* .............      14,300
    500  CoStar Group, Inc.* ..........       8,937
    200  Cotelligent, Inc.* ...........         188
    400  Credence Systems Corporation*        9,200
    547  Critical Path, Inc.* .........       1,496
    700  Crosswalk.com, Inc.* .........         700
    200  CrossWorlds Software, Inc.* ..         750
    400  CSG Systems International, Inc.*    15,075
    300  CuraGen Corporation* .........       8,344
    100  CUseeMe Networks, Inc.* ......         119
    200  CyberCash, Inc.* .............         150


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         BUSINESS SERVICES  (CONTINUED)
    200  CyberSource Corporation* .....$        597
    200  Cylink Corporation* ...........        450
    200  Datalink Corporation* .........      1,675
    100  Deltathree.com, Inc.* .........        169
    600  Deluxe Corporation ............     14,610
    400  DeVRY, Inc.* ..................     14,496
    300  Digex, Inc.* ..................      5,419
    200  Digital Impact, Inc.* .........        450
    357  Digital Insight Corporation* ..      4,730
    200  Digital River, Inc.* ..........      1,162
    400  DigitalThink, Inc.* ...........      3,450
    500  Digitas, Inc.* ................      2,750
    400  Documentum, Inc.* .............      8,550
    838  DoubleClick, Inc.* ............     11,261
    200  DSET Corporation* .............        487
    900  DST Systems, Inc.* ............     54,900
    550  Dun & Bradstreet Corporation* .     13,805
     71  EarthLink, Inc.* ..............        639
    100  EarthWeb, Inc.* ...............        481
  2,200  eBay, Inc.* ...................     84,322
    100  eBenX, Inc.* ..................        562
    700  Echelon Corporation* ..........     11,594
    400  Eclipsys Corporation* .........      8,450
    900  Ecolab, Inc. ..................     37,755
    200  eCollege.com, Inc.* ...........        875
    500  Edison Schools, Inc.* .........     14,375
    100  Education Management
           Corporation* ................      3,500
    530  eFunds Corporation* ...........      8,083
    200  eGain Communications ..........        575
    200  Egreetings Network, Inc.* .....        169
  3,700  Electronic Data ...............
           Systems Corporation .........    236,171
    300  Embarcadero Technologies, Inc.*      8,850
    300  eMerge Interactive, Inc.,
         Class A* ......................      1,284
  1,100  Engage Technologies, Inc.* ....      1,237
    500  Entrust Technologies, Inc.* ...      4,016
    100  Envision Development
         Corporation* ..................         10
    200  ePresence, Inc.* ..............      1,475
    200  Eprise Corporation* ...........        284
  1,100  Equifax, Inc. .................     33,341

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         BUSINESS SERVICES  (CONTINUED)
    100  eSoft, Inc.* .................$        181
    300  Evolve Sotfware, Inc.* .......       1,800
    400  Exelixis, Inc.* ..............       4,300
    200  Extensity, Inc.* .............       1,762
    700  Exult, Inc.* .................       7,350
    200  F5 Networks, Inc.* ...........       1,394
    400  FactSet Research Systems, Inc.      12,480
    300  Factual Data Corporation* ....       2,044
    300  FileNET Corporation* .........       6,600
    200  FirePond, Inc.* ..............         500
  3,300  First Data Corporation .......     203,808
  1,000  Fiserv, Inc.* ................      49,500
    400  Forrester Research, Inc.* ....      15,625
    300  FreeMarkets, Inc.* ...........       5,512
    600  Frontline Communications
           Corporation* ...............         132
    200  G & K Services, Inc., Class A        4,163
  1,198  Gartner Group, Inc., Class B*        9,704
    700  Genencor International, Inc.*       11,200
    200  GenesisIntermedia.com, Inc.* .       4,275
    400  Global Payments, Inc.* .......       7,600
    500  GoTo.com, Inc.* ..............       3,781
    300  GP Strategies Corporation* ...       1,275
    400  Great Plains Software, Inc.* .      25,825
    100  GRIC Communications, Inc.* ...         194
    500  GTECH Holdings Corporation* ..      13,495
    600  H & R Block, Inc. ............      29,580
    550  HA-LO Industries, Inc.* ......         896
    200  Harris Interactive, Inc.* ....         812
    100  HeadHunter.NET, Inc.* ........         675
    200  HearMe, Inc.* ................         200
    300  Henry (Jack) & Associates ....      13,706
    400  High Speed Access Corporation*         537
    200  HNC Software, Inc.* ..........       4,662
    100  Homeseekers.com, Inc.* .......          34
    100  Hotel Reservations Network,
           Inc., Class A* .............       2,837
    400  HotJobs.com, Ltd.* ...........       2,050
    300  Hunt Corporation .............       2,160
  3,140  i2 Technologies, Inc.* .......      84,387
    600  iBasis, Inc.* ................       2,662


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         BUSINESS SERVICES  (CONTINUED)
    200  IBS Interactive, Inc.* .......$        200
    300  ICOS Corporation* ............      16,237
    300  IDT Corporation* .............       6,750
    200  IDX Systems Corporation* .....       3,900
    600  iGATE Capital Corporation* ...       1,856
    200  iManage, Inc.* ...............         700
    300  Immune Response Corporation* .         825
  2,200  IMS Health, Inc. .............      59,180
    600  InFocus Corporation* .........      12,188
    100  Infonautics, Inc., Class A* ..          91
  1,700  Infonet Services Corporation,
           Class B* ...................       8,959
    200  Information Architects
           Corporation* ...............         375
    100  Inforte Corporation* .........         869
  1,000  Inktomi Corporation* .........      11,312
    400  Innodata Corporation* ........       4,000
    900  INSpire Insurance Solutions,
           Inc.* ......................       1,041
    200  Interact Commerce Corporation*       1,575
    100  Interleukin Genetics, Inc.* ..         231
    300  Interliant, Inc.* ............         881
  1,100  Internap Network
           Services Corporation* ......       4,125
    436  Internet Pictures Corporation*         259
    300  Internet Security Systems,
           Inc.* ......................      16,725
    200  internet.com Corporation* ....       1,362
  2,400  Interpublic Group
           of Companies, Inc. .........      90,240
  1,300  Intertrust Technologies
           Corporation* ...............       5,159
    900  Interwoven, Inc.* ............      14,906
  1,700  Intuit, Inc.* ................      69,912
    300  Invitrogen Corporation* ......      24,150
    400  Iron Mountain, Inc.* .........      15,604
    900  IT Group, Inc.* ..............       4,041
    300  iVillage, Inc.* ..............         408
    700  J.D. Edwards & Company* ......       7,262
    300  Juno Online Services, Inc.* ..         441
    766  Kana Communications, Inc.* ...       2,346
    700  Keane, Inc.* .................      10,514
    400  Kelly Services, Inc., Class A       10,600
    500  Korn/Ferry International* ....       8,835

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         BUSINESS SERVICES  (CONTINUED)
    900  Kroll-O'Gara Company* ........$      5,006
    200  L90, Inc.* ...................         700
    600  Labor Ready, Inc.* ...........       2,400
    600  Lamar Advertising Company* ...      24,750
    300  Lante Corporation* ...........         544
    184  Learn2.com, Inc.* ............          75
  1,400  Legato Systems, Inc.* ........      17,850
    800  Liberate Technologies, Inc.* .       7,550
    200  Lifeminders.com, Inc.* .......         400
    200  Lightbridge, Inc.* ...........       2,375
    100  Lionbridge Technologies,
           Inc.* ......................         600
    600  LookSmart, Ltd.* .............       1,200
    300  Loudeye Technologies, Inc.* ..         403
    200  Luminant Worldwide
           Corporation* ...............         212
    400  Luminex Corporation* .........      12,325
    400  Macrovision Corporation* .....      16,025
    400  Manpower, Inc. ...............      13,612
    500  Manugistics Group, Inc.* .....      15,500
    819  MarchFirst, Inc.* ............       1,152
    200  Marimba, Inc.* ...............       1,081
    100  MarketWatch.com, Inc.* .......         500
    100  Matritech, Inc.* .............         369
    300  MatrixOne, Inc.* .............       7,294
    700  MAXIMUS, Inc.* ...............      24,584
    200  Maxygen, Inc.* ...............       3,175
    200  Mechanical Technology, Inc.* .         912
    200  Mediaplex, Inc.* .............         187
    200  MedicaLogic/Medscape, Inc.* ..         512
    500  MemberWorks, Inc.* ...........      12,937
    600  Mentor Corporation ...........      13,837
    700  Mentor Graphics Corporation* .      17,150
    900  Mercator Software, Inc.* .....       6,272
    300  Mercury Computer Systems,
           Inc.* ......................      11,400
    600  Mercury Interactive
           Corporation* ...............      37,762
    300  Metricom, Inc.* ..............       1,369
    450  Metris Companies, Inc. .......       9,882
    300  MicroStrategy, Inc.* .........       2,691
    200  Microvision, Inc.* ...........       3,425
    200  Millennium Cell, Inc.* .......       1,825
    200  Modem Media, Inc.* ...........         875


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         BUSINESS SERVICES  (CONTINUED)
    800  Modis Professional Services,
         Inc.*                         $      4,904
    200  Momentum Business
           Applications, Inc.* ........       2,475
    100  Morrison Management
           Specialists, Inc. ..........       3,979
    600  Multex.com, Inc.* ............      11,625
    248  MyPoints.com, Inc.* ..........         271
    500  National Data Corporation ....      12,765
    450  National Instruments
           Corporation* ...............      21,881
    400  National Processing, Inc.* ...       7,200
    500  National Service Industries,
           Inc. .......................      12,085
    200  Natural MicroSystems
           Corporation* ...............       1,725
    100  Navidec, Inc.* ...............         366
    400  Navigant Consulting, Inc.* ...       2,320
    500  NCO Group, Inc.* .............      14,562
    500  Neoforma.com, Inc.* ..........         687
    100  NEON Systems, Inc.* ..........         678
    200  NeoRx Corporation* ...........       1,350
    200  Net Perceptions, Inc.* .......         406
    100  net.Genesis Corporation* .....         331
    300  Netcentives, Inc.* ...........         825
    288  NetIQ Corporation* ...........       9,072
    200  NetObjects, Inc.* ............         137
    300  NetRatings, Inc.* ............       3,637
  1,000  Network Associates, Inc.* ....       6,469
    400  Network Commerce, Inc.* ......         100
    100  Netzee, Inc.* ................          69
    200  NHancement Technologies,
           Inc.* ......................       1,113
    600  NOVA Corporation* ............      11,406
    200  Nuance Communications, Inc.* .       4,600
    400  Ogden Corporation ............       6,492
  1,400  Omnicom Group, Inc. ..........     126,966
    100  OneSource Information
           Services, Inc.* ............         937
    100  Online Resources &
           Communications Corporation*          275
    400  Open Market, Inc.* ...........         912
  1,000  Orbital Sciences Corporation*        7,420
    800  Orchid Biosciences, Inc.* ....       5,800
    600  Organic, Inc.* ...............         412
    500  Pac-West Telecomm, Inc.* .....       2,141

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         BUSINESS SERVICES  (CONTINUED)
    300  Packeteer, Inc.* .............$      4,106
    200  Paradigm Genetics, Inc.* .....       1,100
  1,900  Parametric Technology
           Corporation* ...............      25,294
  2,900  Paychex, Inc. ................     115,819
    100  PC-Tel, Inc.* ................         906
    100  Peapod, Inc.* ................         119
    300  Pegasus Solutions, Inc.* .....       3,169
  2,312  PeopleSoft, Inc.* ............      74,562
  1,525  Peregrine Systems, Inc.* .....      37,553
    400  Performance Food
           Group Company* .............      21,200
    600  Perot Systems Corporation,
           Class A* ...................       7,680
    100  Persistence Software, Inc.* ..         297
     81  Pfsweb Inc.* .................          81
    500  Pittston Brink's Group .......       9,925
    400  Pixar, Inc.* .................      13,000
    500  Polycom, Inc.* ...............      10,875
    100  Pomeroy Computer Resources,
           Inc.* ......................       1,519
  1,400  Portal Software, Inc.* .......      10,019
    300  Pre-Paid Legal Services, Inc.*       5,925
    300  Predictive Systems, Inc.* ....         862
    100  Preview Systems, Inc.* .......         294
  1,200  Priceline.com, Inc.* .........       3,225
    100  Primix Solutions, Inc.* ......         197
    100  Primus Knowledge Solutions,
           Inc.* ......................         600
    600  Priority Healthcare
           Corporation, Class B* ......      24,525
    500  Prodigy Communications
           Corporation, Class A* ......       1,469
    100  Professional Detailing, Inc.*        5,213
    500  Profit Recovery Group
           International, Inc.* .......       3,547
    400  Programmer's Paradise, Inc.* .       1,475
  1,200  PROVANT, Inc.* ...............       6,675
    500  Proxicom, Inc.* ..............       2,562
    200  Proxim, Inc.* ................       3,650
  1,300  PSINet ,Inc.* ................       1,666
    700  Puma Technology, Inc.* .......       3,872
    500  PurchasePro.com, Inc.* .......       5,656
    800  QLogic Corporation* ..........      29,900


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         BUSINESS SERVICES  (CONTINUED)
    300  QRS Corporation* .............$      2,662
    100  quepasa.com, inc.* ...........          14
    800  Quest Software, Inc.* ........      20,700
    300  Quintus Corporation* .........          31
    500  Quixote Corporation ..........      11,437
    500  R.H. Donnelley Corporation* ..      13,700
    600  Radiant Systems, Inc.* .......      11,362
  1,200  RealNetworks, Inc.* ..........       8,625
    900  Red Hat, Inc.* ...............       5,794
  1,200  Redback Networks, Inc.* ......      37,031
    100  Register.com, Inc.* ..........         625
    300  Remedy Corporation* ..........       7,294
  1,000  RemedyTemp, Inc., Class A* ...      13,625
    548  Retek, Inc.* .................      12,159
    800  Reynolds & Reynolds Company,
           Class A ....................      17,584
    400  Right Management
           Consultants, Inc.* .........       9,450
  1,200  Robert Half International,
           Inc.* ......................      28,872
    100  Rosetta Inpharmatics, Inc.* ..       1,025
    300  RSA Security, Inc.* ..........      14,250
    400  Saba Software, Inc.* .........       3,500
    600  SafeNet, Inc.* ...............      27,375
    200  Safety-Kleen Corporation .....         127
    500  Sanchez Computer Associates,
           Inc.* ......................       4,937
    800  Sapient Corporation* .........      10,300
    600  SAVVIS Communications
           Corporation* ...............         656
    500  Scient Corporation* ..........       1,469
    100  SciQuest.com, Inc.* ..........         187
    300  SEACOR SMIT, Inc.* ...........      14,355
    200  Secure Computing Corporation*        2,200
    500  SeeBeyond Technology
           Corporation* ...............       8,687
    300  Selectica, Inc.* .............       2,466
    200  Sequenom, Inc.* ..............       2,250
    600  SERENA Software, Inc.* .......      10,238
  1,700  ServiceMaster Company ........      18,241
  3,400  Siebel Systems, Inc.* ........     130,050
    200  SilverStream Software, Inc.* .       2,375
    300  Sirius Satellite Radio, Inc.*        7,050
    100  SkillSoft Corporation* .......       1,637

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         BUSINESS SERVICES  (CONTINUED)
    200  SmartServ Online, Inc.* ......$      1,513
    800  Sonic Foundry, Inc.* .........       1,600
    500  SONICblue, Inc.* .............       3,188
    500  SonicWALL, Inc.* .............       6,094
  1,500  Sonus Networks, Inc.* ........      41,906
    900  Spartech Corporation .........      14,400
  1,000  Spherion Corporation* ........       9,250
    200  SportsLine USA, Inc.* ........       1,225
    600  SPSS, Inc.* ..................      12,225
    100  SS&C Technologies, Inc.* .....         534
    400  Standard Register Company ....       6,820
  1,300  StarMedia Network, Inc.* .....       3,900
    300  StarTek, Inc.* ...............       4,665
    600  Stericycle, Inc.* ............      23,550
    200  StorageNetworks, Inc.* .......       2,950
    500  Strayer Education, Inc. ......      14,906
    800  Structural Dynamics
           Research Corporation* ......      10,600
  1,082  SunGard Data Systems, Inc.* ..      60,267
    100  Sunhawk.com Corporation* .....         434
    300  Switchboard, Inc.* ...........       1,631
  2,100  Sycamore Networks, Inc.* .....      38,062
    700  Sykes Enterprises, Inc.* .....       3,216
    500  Sylvan Learning Systems, Inc.*      10,437
    900  Symantec Corporation* ........      41,006
    300  Symyx Technologies, Inc.* ....       8,287
     85  SYNAVANT Inc.* ...............         478
    500  Synopsys, Inc.* ..............      27,156
    200  Synplicity, Inc.* ............       3,963
    200  Talk City, Inc.* .............          25
    450  TALX Corporation .............       9,731
    100  Technisource, Inc.* ..........         200
    400  Technology Solutions Company*        1,275
    100  Telescan, Inc.* ..............         100
  1,300  TeleTech Holdings, Inc.* .....      20,150
    200  TenFold Corporation* .........         400
    675  Tetra Tech, Inc.* ............      11,686
    100  TETRA Technologies, Inc.* ....       2,070
    300  Texas Biotechnology
           Corporation* ...............       2,361
    400  The viaLink Cmpany* ..........       1,100
    800  theglobe.com, Inc.* ..........         250


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         BUSINESS SERVICES  (CONTINUED)
    200  TheStreet.com, Inc.* .........$        600
  1,600  TIBCO Software, Inc.* ........      21,600
    500  Ticketmaster Online-
           CitySearch, Inc., Class B* .       4,656
    900  TMP Worldwide, Inc.* .........      47,081
    500  Transaction Systems
           Architects, Inc., Class A* .       4,687
    300  True North Communications,
           Inc. .......................      11,550
    500  Tularik, Inc.* ...............      13,031
    110  U.S.-China Industrial
           Exchange, Inc.* ............         990
    600  United Rentals, Inc.* ........      10,266
    700  Universal Electronics, Inc.* .      13,212
    700  UNOVA, Inc.* .................       3,108
    700  URS Corporation ..............      13,895
    342  VA Linux Systems, Inc.* ......       1,432
    200  ValiCert, Inc.* ..............         638
    100  ValueClick, Inc.* ............         437
    100  Variagenics, Inc.* ...........         619
     80  VelocityHSI, Inc.* ...........          18
      1  Ventiv Health, Inc.* .........          16
  1,637  VeriSign, Inc.* ..............      78,525
  3,178  VERITAS Software Corporation*      206,371
    300  Verity, Inc.* ................       7,931
    300  Versata, Inc.* ...............       1,069
    600  VerticalNet, Inc.* ...........       1,894
    400  VIA NET.WORKS, Inc.* .........       2,300
    500  Viad Corporation .............      12,195
  1,916  Vignette Corporation* ........      11,795
  1,400  Vitesse Semiconductor
           Corporation* ...............      55,212
    400  Wackenhut Corporation, Class A       6,640
    300  Wallace Computer Services,
           Inc. .......................       5,346
  4,900  Waste Management, Inc. .......     124,313
    300  WatchGuard Technologies, Inc.*       3,562
    300  Wave Systems Corporation,
           Class A* ...................       1,500
    400  WebEx Communications, Inc.* ..       4,475
  4,445  WebMD Corporation* ...........      42,366
    400  webMethods, Inc.* ............      17,200
    200  Websense, Inc.* ..............       2,825
    300  WebTrends Corporation* .......       4,537

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         BUSINESS SERVICES  (CONTINUED)
    468  Wind River Systems, Inc.* ....$     10,998
    300  Wireless Facilities, Inc.* ...       4,050
    200  WorldGate Communications,
           Inc.* ......................       1,225
    800  Xeta Technologies, Inc. ......       5,750
    300  Xpedior, Inc.* ...............         206
  4,632  Yahoo!, Inc.* ................     110,299
    800  ZixIt Corporation* ...........       6,575
    100  Ziplink, Inc.* ...............           2
                                       ------------
                                          7,425,682
                                       ------------

         CHEMICALS - 1.5%
  1,800  Air Products & Chemicals, Inc.      72,990
  1,000  Airgas, Inc.* ................       8,110
    400  Albemarle Corporation ........       9,540
    800  AMCOL International
           Corporation ................       2,840
    150  Arch Chemicals, Inc.* ........       2,992
    400  Bio-Rad Laboratories, Inc.,
           Class A* ...................      14,020
    400  Brady Corporation, Class A ...      12,920
    400  Cabot Corporation ............      13,716
    112  Cabot Microelectronics
           Corporation* ...............       6,783
  1,200  Celgene Corporation* .........      31,350
    100  ChemFirst, Inc. ..............       2,500
    600  Chromatics Color Sciences
           International, Inc.* .......         244
  1,262  Crompton Corporation .........      15,018
    400  Cytec Industries, Inc.* ......      13,420
  8,811  Dow Chemical Company .........     289,089
  8,600  du Pont (E.I) de Nemours
           & Company ..................     375,734
    600  Eastman Chemical Company .....      30,870
    400  Ferro Corporation ............       9,396
    200  Fuller (H. B.) Company .......       8,275
    200  General Chemical Group, Inc. .         182
    700  Georgia Gulf Corporation .....      12,124
    400  Great Lakes Chemical
           Corporation ................      13,244
    200  Hauser, Inc.* ................         106
  1,100  Hercules, Inc. ...............      15,488
    400  International Specialty
           Products Inc. ..............       3,040
    400  Lubrizol Corporation .........      12,908
    700  Lyondell Chemical Company ....      11,200
    500  MacDermid, Inc. ..............       9,410


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         CHEMICALS  (CONTINUED)
    600  Millennium Chemicals, Inc. ...$     10,740
  3,200  Minnesota Mining
           & Manufacturing Company ....     360,800
    100  NCH Corporation ..............       4,928
    300  Oil-Dri Corporation of America       2,460
    400  Olin Corporation .............       8,300
    200  OM Group, Inc. ...............      10,140
    200  OXiGENE, Inc.* ...............       1,562
    200  Plymouth Rubber Company, Inc.,
           Class A* ...................       1,260
    200  PolyOne Corporation ..........       1,720
  1,300  PPG Industries, Inc. .........      66,430
  1,500  Praxair, Inc. ................      66,900
    200  PubliCARD, Inc.* .............         337
    300  Rogers Corporation* ..........      10,665
  1,758  Rohm & Haas Company ..........      64,606
    900  RPM, Inc. ....................       8,298
    500  Sigma-Aldrich Corporation ....      21,750
    700  Solutia, Inc. ................       9,394
    400  SurModics, Inc.* .............      12,419
    200  Techne Corporation* ..........       5,387
    300  Tredegar Corporation .........       5,475
    200  Trex Company, Inc.* ..........       5,180
    400  Twinlab Corporation* .........         900
    300  Valspar Corporation ..........       9,825
    900  Ventro Corporation* ..........       1,125
    800  Worldwide Xceed Group, Inc.* .         125
    500  W.R. Grace & Company* ........       1,010
                                       ------------
                                          1,689,245
                                       ------------

         CONSTRUCTION - 0.5%
    100  ACMAT Corporation, Class A* ..         853
    400  CARBO Ceramics, Inc. .........      15,600
    600  Centex Construction Products,
           Inc. .......................      17,610
    400  Centex Corporation ...........      16,464
  1,800  Clayton Homes, Inc. ..........      22,950
    100  Continental Materials
           Corporation* ...............       1,580
    300  Craftmade International, Inc.        2,381
    654  D.R. Horton, Inc. ............      14,911
    600  Dycom Industries, Inc.* ......       9,180
    300  EMCOR Group, Inc.* ...........       8,895

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         CONSTRUCTION   (CONTINUED)
    100  Fiberstars, Inc.* ............$        675
    200  Florida Rock Industries, Inc .       8,210
    500  Fluor Corporation ............      19,060
    500  Granite Construction, Inc. ...      16,550
    600  KB HOME ......................      16,770
    800  Lafarge Corporation ..........      24,400
    400  Lennar Corporation ...........      14,200
    100  LSI Industries, Inc. .........       2,019
    300  M/I Schottenstein Homes, Inc.        8,340
    300  Martin Marietta Materials,
           Inc. .......................      13,785
  3,600  Masco Corporation ............      84,132
  1,300  Massey Energy Company ........      25,532
    200  Nobility Homes, Inc. .........       1,175
    800  Oakwood Homes Corporation ....         936
    300  Owens Corning, Inc. ..........         897
    600  Palm Harbor Homes, Inc.* .....      11,100
    300  Performance Technologies,
           Inc.* ......................       3,900
    300  Puerto Rican Cement Company,
           Inc. .......................       8,535
    400  Pulte Corporation ............      13,740
    800  Quanta Services, Inc.* .......      22,088
    500  SBA Communications
           Corporation* ...............      16,500
  1,200  Sherwin-Williams Company .....      30,120
    800  Stanley Works ................      27,840
    100  Starrett (L. S.) Co., Class A        2,241
    200  Texas Industries, Inc. .......       5,644
    300  Toll Brothers, Inc.* .........      10,728
    400  United Dominion Industries,
           Ltd. .......................       6,780
    800  Vulcan Materials Company .....      33,864
    700  Walter Industries, Inc.* .....       6,230
    500  West Corporation* ............      13,625
                                       ------------
                                            560,040
                                       ------------

         CONSUMER DURABLES - 0.4%
    900  Black & Decker Corporation ...      37,359
    400  Champion Enterprises, Inc.* ..       2,200
    400  CompX International, Inc. ....       4,260
    300  Ethan Allen Interiors, Inc. ..      10,188
    800  Furniture Brands
           International, Inc.* .......      19,640
  3,200  Gemstar-TV Guide
           International, Inc.* .......     144,800
    200  Griffon Corporation ..........       1,400


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         CONSUMER DURABLES  (CONTINUED)
    400  Hillenbrand Industries, Inc. .$     20,280
    600  Kimball International, Inc.,
           Class B ....................       9,037
    200  Koss Corporation .............       5,887
    600  La-Z-Boy, Inc. ...............       9,540
  1,600  Leggett & Platt, Inc. ........      30,944
    300  Linens `n Things, Inc.* ......      10,155
    400  Maytag Corporation ...........      13,400
    550  Mity-Lite, Inc.* .............       4,641
    400  Mohawk Industries, Inc.* .....      11,980
    300  Recoton Corporation* .........       3,450
    100  Rent-A-Center, Inc.* .........       4,413
    350  Salton, Inc.* ................       6,594
    600  SLI, Inc.* ...................       5,640
    300  Thomas Industries, Inc. ......       7,965
    363  Virco Mfg. Corporation .......       3,637
     55  Water Pik Technologies, Inc.*          440
    700  Whirlpool Corporation ........      37,009
                                       ------------
                                            404,859
                                       ------------

         CONTAINERS - 0.1%
    100  Ball Corporation .............       4,140
    300  Bemis Company, Inc. ..........      10,206
  1,100  Crown Cork & Seal Company,
           Inc. .......................       6,226
    600  Graphic Packaging
           International Corporation* .       1,050
    300  Greif Brothers Corporation,
           Class A ....................       8,100
    500  Ivex Packaging Corporation* ..       6,500
    400  Mobile Mini, Inc.* ...........       9,500
    800  Owens-Illinois, Inc.* ........       6,280
  1,100  Pactiv Corporation* ..........      14,795
    800  Sealed Air Corporation* ......      31,320
    500  Sonoco Products Company ......      11,110
                                       ------------
                                            109,227
                                       ------------

         COSMETICS - 1.4%
    400  Alberto-Culver Company,
           Class B ....................      16,024
    300  Allou Health & Beauty
           Care, Inc., Class A* .......       1,224
  1,900  Avon Products, Inc. ..........      80,674

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         COSMETICS  (CONTINUED)
    200  Balchem Corporation, Class B .$      2,800
    200  Church & Dwight Co., Inc. ....       4,372
  1,900  Clorox Company ...............      68,324
  4,600  Colgate-Palmolive Company ....     271,630
    109  Del Laboratories, Inc. .......       1,071
    200  Elizabeth Arden, Inc.* .......       2,788
  1,100  Estee Lauder Companies, Inc.,
           Class A ....................      42,504
  8,500  Gillette Company .............     276,335
    800  International Flavors
           & Fragrances, Inc. .........      16,168
  1,200  Nu Skin Enterprises, Inc.,
           Class A* ...................       9,840
 10,600  Procter & Gamble Company .....     747,300
    500  Revlon, Inc., Class A* .......       2,585
    500  Styling Technology
           Corporation* ...............         112
    200  SunStar Healthcare, Inc.* ....           7
    800  The Dial Corporation .........      11,256
    100  Tristar Corporation* .........         475
                                       ------------
                                          1,555,489
                                       ------------

         DOMESTIC OIL - 1.0%
    100  3TEC Engery Corporation* .....       1,694
    800  Amerada Hess Corporation .....      57,600
    400  Ashland, Inc. ................      15,524
    600  Cal Dive International, Inc.*       16,387
    300  Callon Petroleum Company* ....       3,210
  1,600  Chesapeake Energy Corporation*      14,592
  3,900  Conoco, Inc., Class B ........     112,320
    500  CONSOL Energy, Inc. ..........      15,000
    500  Cross Timbers Oil Company ....      12,335
  1,100  Diamond Offshore Drilling,
           Inc. .......................      46,090
    100  EXCO Resources, Inc.* ........       1,663
    600  Getty Realty Corporation .....       9,030
    900  Global Industries, Ltd.* .....      12,262
    400  Gulf Island Fabrication, Inc.*       7,100
    100  GulfMark Offshore, Inc.* .....       3,369
    159  Hallwood Energy Corporation* .       1,486
    100  Holly Corporation ............       2,085
    300  Houston Exploration Company* .       9,030
    100  Howell Corporation ...........       1,246
    100  HS Resources, Inc.* ..........       3,865


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         DOMESTIC OIL  (CONTINUED)
    773  Kerr-McGee Corporation .......$     49,967
    425  Midcoast Energy Resources, Inc.     10,306
    300  Murphy Oil Corporation .......      18,891
    900  National-Oilwell, Inc.* ......      32,580
    500  Newfield Exploration Company*       17,510
    600  Nuevo Energy Company* ........      10,140
  1,400  Ocean Energy, Inc.* ..........      25,200
    100  Patina Oil & Gas Corporation .       2,220
    300  Patterson Energy, Inc.* ......      10,575
  1,100  Pennzoil-Quaker State Company       15,334
  2,000  Phillips Petroleum Company ...     106,620
    700  Pioneer Natural
           Resources Company ..........      11,795
    500  Pogo Producing Company .......      13,185
    600  Pride International, Inc.* ...      14,880
    500  Pure Resources, Inc.* ........      10,450
    600  St. Mary Land
           & Exploration Company ......      13,387
    578  Stone Energy Corporation* ....      31,212
    500  Sunoco, Inc. .................      16,620
    300  TEPPCO Partners, L.P. ........       7,611
  1,100  Tesoro Petroleum Corporation*       13,904
  1,400  Tosco Corporation ............      56,070
    700  TransMontaigne, Inc.* ........       2,576
  2,563  Transocean Sedco Forex, Inc ..     123,357
    500  Ultramar Diamond Shamrock
           Corporation ................      18,200
    100  UniCapital Corporation* ......           1
    500  UNIFAB International, Inc.* ..       4,000
  1,900  Unocal Corporation ...........      66,994
  2,500  USX-Marathon Group ...........      69,050
    500  Varco International, Inc.* ...      11,215
    400  Vintage Petroleum, Inc. ......       7,796
    100  Westport Resources Corporation*      2,085
                                       ------------
                                          1,139,619
                                       ------------
         DRUGS & MEDICINE - 13.2%
    400  3 Dimensional
           Pharmaceuticals, Inc.* .....       4,250
    200  aaiPharma, Inc.* .............       2,000
 12,600  Abbott Laboratories ..........     617,274

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         DRUGS & MEDICINE  (CONTINUED)
    600  Abgenix, Inc.* ...............$     20,400
    300  Accredo Health, Inc.* ........       8,719
    100  Advanced Neuromodulation
           Systems, Inc.* .............       1,344
    600  AdvancePCS* ..................      26,625
    200  Albany Molecular Research, Inc.*    10,300
    100  Alexion Pharmaceuticals, Inc.*       2,937
    400  Alkermes, Inc.* ..............      12,400
  1,100  Allergan, Inc. ...............      95,645
    300  Alliance Pharmaceutical
           Corporation* ...............         750
    300  Allscripts Healthcare Solutions,
           Inc.* ......................       1,725
    600  Alpharma, Inc., Class A ......      19,950
  1,880  ALZA Corporation* ............      74,354
    400  American Healthways, Inc.* ...       6,700
 10,600  American Home Products
           Corporation ................     654,762
    100  American Medical Systems
           Holdings, Inc.* ............       1,125
    200  AmeriPath, Inc.* .............       3,925
    500  AmeriSource Health Corporation,
           Class A* ...................      26,860
  8,300  Amgen, Inc.* .................     598,119
    600  Andrx Group* .................      34,359
    200  Antigenics, Inc.* ............       3,125
    100  Aphton Corporation* ..........       1,787
    900  Apogent Technologies, Inc.* ..      18,072
    500  Apria Healthcare Group, Inc.*       12,305
    200  Ariad Pharmaceuticals, Inc.* .       1,075
    400  Arrow International, Inc. ....      14,625
    700  ArthroCare Corporation* ......      12,512
    100  Atrix Laboratories, Inc.* ....       1,888
    100  Aurora Biosciences Corporation*      1,825
    100  AVAX Technologies, Inc.* .....         262
    100  AVI BioPharma, Inc.* .........         562
    100  AVIDYN, Inc.* ................         594
    100  Avigen, Inc.* ................       1,569
    400  Aviron* ......................      16,775
    100  Bacou USA, Inc.* .............       2,535
    300  Bard (C.R.), Inc. ............      13,311
    200  Barr Laboratories, Inc.* .....      11,120


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------
         DRUGS & MEDICINE  (CONTINUED)
    400  Bausch & Lomb, Inc. ..........$     21,488
  2,400  Baxter International, Inc. ...     221,016
    600  Beckman Coulter, Inc. ........      24,270
  2,100  Becton, Dickinson & Company ..      75,558
  1,000  Bergen Brunswig Corporation,
           Class A ....................      17,990
    400  Bio-Technology
           General Corporation* .......       3,000
  1,200  Biogen, Inc.* ................      85,875
  1,500  Biomet, Inc.* ................      58,219
    200  Biopure Corporation* .........       3,775
    300  BioTime, Inc.* ...............       2,640
    100  BioTransplant, Inc.* .........         550
  3,500  Boston Scientific Cororation*       57,715
 15,800  Bristol-Myers Squibb Company .   1,001,878
  2,490  Cardinal Health, Inc. ........     252,735
  1,300  Caremark Rx, Inc.* ...........      18,200
     61  CareMatrix Corporation* ......          21
    600  Carter-Wallace, Inc. .........      16,140
    400  Cell Pathways, Inc.* .........       2,387
    200  Cell Therapeutics, Inc.* .....       4,763
    300  Cephalon, Inc.* ..............      16,519
    300  Cerus Corporation* ...........      17,381
  1,000  Chattem, Inc. ................       8,000
  1,700  Chiron Corporation* ..........      79,581
    100  CIMA Labs, Inc.* .............       5,825
    200  Columbia Laboratories, Inc.* .       1,228
    500  Community Health Care* .......      14,075
    200  Cooper Companies, Inc. .......       8,180
    400  COR Therapeutics, Inc.* ......      13,750
    400  Corixa Corporation* ..........       6,200
    100  Corvas International, Inc.* ..       1,006
    800  Covance, Inc.* ...............      12,000
    800  Coventry Health Care, Inc.* ..      14,700
    600  Cubist Pharmaceuticals, Inc.*       17,850
     90  Curis, Inc.* .................         495
    300  CV Therapeutics, Inc.* .......      10,725
    600  CYTOGEN Corporation* .........       2,231
    300  Cytyc Corporation* ...........      18,862
    100  DataTRAK International, Inc.*          344
    800  DaVita, Inc.* ................      14,064

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         DRUGS & MEDICINE  (CONTINUED)
    400  Daxor Corporation ............$      5,236
    500  DENTSPLY International, Inc. .      18,812
    100  Diacrin, Inc.* ...............         437
    200  drkoop.com, Inc.* ............          50
  1,100  Edwards Lifesciences Corporation*   23,045
    400  Emisphere Technologies, Inc.*        9,400
    300  Endocare, Inc.* ..............       3,600
    700  EntreMed, Inc.* ..............      13,694
    210  Enzo Biochem, Inc.* ..........       4,053
    300  Enzon, Inc.* .................      19,069
    100  EPIX Medical, Inc.* ..........         912
    300  Express Scripts, Inc., Class A*     26,906
    300  First Health Group Corporation*     12,806
  1,400  Forest Laboratories, Inc.* ...      97,342
    200  Gene Logic, Inc.* ............       4,012
    300  Genelabs Technologies, Inc.* .       1,856
  1,300  Genentech, Inc.* .............      68,250
    100  Genome Therapeutics Corporation*       822
    700  Genzyme Corporation* .........      61,556
    100  Genzyme Molecular Oncology* ..       1,037
    196  Genzyme Corporation - Genzyme
           Biosurgery Division* .......       1,311
    100  Geron Corporation* ...........       1,537
    600  Gilead Sciences, Inc.* .......      22,425
  2,400  Guidant Corporation ..........     122,328
    400  Guilford Pharmaceuticals, Inc.*      9,025
  4,800  HCA-The Healthcare Company ...     190,080
  1,800  Health Management
           Associates, Inc., Class A* .      31,140
    900  Health Net, Inc.* ............      19,773
    100  Healthcare Recoveries, Inc.* .         387
  2,900  HEALTHSOUTH Corporation* .....      46,168
    100  HEICO Corporation ............       1,745
    530  Henry Schein, Inc.* ..........      15,138
    400  Herbalife International, Inc.,
           Class A ....................       3,275
  1,000  Human Genome Sciences, Inc.* .      54,937
  1,300  Humana, Inc.* ................      17,550
    200  Hyseq, Inc.* .................       2,425
    600  i-STAT Corporation* ..........      11,700
    500  ICN Pharmaceuticals, Inc. ....      13,280
  1,200  IDEC Pharmaceuticals Corporation*   67,650


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         DRUGS & MEDICINE  (CONTINUED)
    600  IDEXX Laboratories, Inc.* ....$     14,137
    100  IGEN International, Inc.* ....       1,300
    200  ILEX Oncology, Inc.* .........       3,700
    400  ImClone Systems, Inc.* .......      14,150
  4,200  Immunex Corporation* .........     136,762
    300  ImmunoGen, Inc.* .............       4,725
    900  Immunomedics, Inc.* ..........      11,644
    200  IMPATH, Inc.* ................       9,987
    100  INAMED Corporation* ..........       2,225
    400  Incyte Genomics, Inc.* .......       6,725
    700  Inhale Therapeutic Systems, Inc.*   19,512
    300  Integra LifeSciences Holdings*       3,937
    500  Intermune Pharmaceuticals, Inc.*    14,156
    500  Invacare Corporation .........      18,175
    100  Inverness Medical
           Technology, Inc.* ..........       2,800
  1,100  Isis Pharmaceuticals, Inc.* ..      11,962
  1,200  IVAX Corporation .............      45,000
 11,247  Johnson & Johnson ............   1,094,671
    300  K-V Pharmaceutical Company,
           Class A* ...................       7,410
    100  Kendle International, Inc.* ..       1,344
    200  Kensey Nash Corporation* .....       2,250
  1,406  King Pharmaceuticals, Inc.* ..      64,535
    300  Laboratory Corporation
           of America Holdings* .......      48,150
    305  LifePoint Hospitals, Inc.* ...      11,857
  1,000  Ligand Pharmaceuticals, Inc.,
           Class B* ...................      11,375
  9,100  Lilly (Eli) & Company ........     723,086
    400  Lincare Holdings, Inc.* ......      23,575
    500  Manor Care, Inc.* ............      12,195
    100  Martek Biosciences Corporation*      1,650
    300  Maxim Pharmaceuticals, Inc.* .       1,800
  2,600  McKesson HBOC, Inc. ..........      75,608
    700  Medarex, Inc.* ...............      17,894
    200  Medical Advisory System, Inc.*         700
    100  Medicines Company* ...........       1,325
    200  Medicis Pharmaceutical
           Corporation, Class A* ......      10,520
  1,625  MedImmune, Inc.* .............      70,992

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         DRUGS & MEDICINE  (CONTINUED)
    100  Medstone International, Inc.* $        612
    100  MEDTOX Scientific, Inc.* .....         760
  9,668  Medtronic, Inc. ..............     494,808
 18,700  Merck & Company, Inc. ........   1,499,740
    100  Meridian Medical
           Technologies, Inc.* ........       1,112
    100  Mesa Laboratories, Inc.* .....         512
  1,600  Millennium Pharmaceuticals, Inc.*   54,000
    600  Mine Safety Appliances Company      14,640
    400  MiniMed, Inc.* ...............      14,150
    400  Molecular Devices Corporation*      26,875
    900  Mylan Laboratories, Inc. .....      21,060
    200  Myriad Genetics, Inc.* .......      11,075
    400  National Health Realty, Inc. .       3,444
    200  NCS HealthCare, Inc., Class A*          69
    500  NeoPharm, Inc.* ..............      10,937
    500  Neose Technologies, Inc.* ....      15,625
    200  NeoTherapeutics, Inc.* .......         900
    300  Neurocrine Biosciences, Inc.*        6,544
    125  Nexell Therapeutics, Inc.* ...         363
    700  Northfield Laboratories, Inc.*       8,881
    200  Novavax, Inc.* ...............       1,602
    200  Noven Pharmaceuticals, Inc.* .       6,500
    200  NPS Pharmaceuticals, Inc.* ...       6,450
    600  Oakley, Inc.* ................      10,080
    300  Ocular Sciences, Inc.* .......       5,175
    600  Omnicare, Inc. ...............      13,302
    200  Onyx Pharmaceuticals, Inc.* ..       2,025
    100  OraSure Technologies, Inc.* ..         869
    200  Organogenesis, Inc.* .........       2,360
    100  OrthAlliance, Inc., Class A*           259
    900  Orthodontic Centers
           of America, Inc.* ..........      21,150
    200  OSI Pharmaceuticals, Inc.* ...       8,725
    400  Owens & Minor, Inc. ..........       5,984
    700  Oxford Health Plans, Inc.* ...      23,144
    200  PacifiCare Health Systems, Inc.*     7,825
    700  PAREXEL International
           Corporation* ...............      11,419
    600  Patterson Dental Company* ....      18,975
    500  Pediatrix Medical Group, Inc.*      11,275


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         DRUGS & MEDICINE  (CONTINUED)
 51,244  Pfizer, Inc. .................$  2,305,980
    400  Pharmaceutical Product
           Development, Inc.* .........      22,275
 10,400  Pharmacia Corporation ........     537,680
    200  Pharmacopeia, Inc.* ..........       4,025
    300  Pharmos Corporation* .........         637
    300  PRAECIS Pharmaceuticals, Inc.*       8,269
    300  Precept Business Services, Inc.,
           Class A* ...................           4
    300  Progenics Pharmaceuticals, Inc.*     4,425
    300  Protein Design Labs, Inc.* ...      18,787
    300  Province Healthcare Company* .      10,481
    900  PSS World Medical, Inc.* .....       3,994
    500  Quest Diagnostic, Inc.* ......      52,700
    200  Quidel Corporation* ..........         950
    779  Quintiles Transnational
           Corporation* ...............      14,022
    200  Regeneron Pharmaceuticals, Inc.*     6,275
    300  ResMed, Inc.* ................      13,488
    600  Rochester Medical Corporation*       2,925
    500  SafeScience, Inc.* ...........         547
    100  SangStat Medical Corporation*        1,050
 11,900  Schering-Plough Corporation ..     478,975
    300  SciClone Pharmaceuticals, Inc.*      1,509
  1,000  Scios, Inc.* .................      17,563
    500  Sepracor, Inc.* ..............      25,969
    100  SeraCare, Inc.* ..............         500
    400  Serologicals Corporation* ....       4,400
    800  SICOR, Inc.* .................      10,050
    300  SonoSite, Inc.* ..............       4,406
    100  Spacelabs Medical, Inc.* .....       1,225
    300  SRI/Surgical Express, Inc.* ..       5,288
    600  St. Jude Medical, Inc. .......      33,672
    200  STAAR Surgical Company* ......       1,800
    100  StemCells, Inc.* .............         272
    700  STERIS Corporation* ..........      13,090
    100  Stockwalk.com Group, Inc.* ...         261
  1,500  Stryker Corporation ..........      84,225
    700  Sunrise Assisted Living, Inc.*      16,625
  1,200  Sunrise Technologies
           International, Inc.* .......       2,475

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         DRUGS & MEDICINE  (CONTINUED)
    300  Syncor International
           Corporation* ...............$     10,500
    300  Tanox, Inc.*                        10,144
    200  Targeted Genetics Corporation*         856
  2,600  Tenet Healthcare Corporation*      119,938
    300  Titan Pharmaceuticals, Inc.* .       9,300
    300  Transkaryotic Therapies, Inc.*       5,002
    505  Triad Hospitals, Inc.* .......      16,507
    900  Triangle Pharmaceuticals, Inc.*      5,231
    300  Trigon Healthcare, Inc.* .....      18,057
    200  Trimeris, Inc.* ..............       9,153
  2,737  UnitedHealth Group, Inc. .....     162,113
    100  Universal Display Corporation*         937
    200  Universal Health Services, Inc.,
           Class B* ...................      17,950
     88  US Oncology, Inc.* ...........         924
    300  Valentis, Inc.* ..............       2,269
    400  Ventana Medical Systems, Inc.*       9,025
    400  Vertex Pharmaceuticals, Inc.*       19,900
    100  Vical, Inc.* .................       1,400
    100  ViroPharma, Inc.* ............       2,400
    300  Vital Signs, Inc. ............      11,747
    100  Vysis, Inc.* .................       1,000
    900  Watson Pharmaceuticals, Inc.*       49,950
    500  WellPoint Health Networks, Inc.*    49,425
    300  Zoll Medical Corporation* ....      12,619
    100  Zonagen, Inc.* ...............         256
                                       ------------
                                         14,576,952
                                       ------------
         ELECTRONICS - 6.9%
    600  ACT Manufacturing, Inc.* .....      10,425
    800  Acxiom Corporation* ..........      22,300
  5,930  ADC Telecommunications, Inc.*       65,971
    100  ADE Corporation* .............       1,308
    300  Adelphia Business Solutions, Inc.*   1,753
  1,200  Adelphia Communications
           Corporation, Class A* ......      47,625
    500  Advanced Fibre
           Communication, Inc.* .......       9,469
  2,300  Advanced Micro Devices, Inc.*       49,450
    900  Advanced Radio
           Telecom Corporation* .......       1,350


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         ELECTRONICS  (CONTINUED)
  3,646  Agilent Technologies, Inc.* ...$   131,256
    150  Alliant Techsystems, Inc.* ....     12,713
    900  Alpha Industries, Inc.* .......     14,512
  3,200  Altera Corporation* ...........     74,000
    500  American Access
           Technologies, Inc.* .........        609
  1,400  American Power
           Conversion Corporation* .....     17,062
  1,200  Amkor Technology, Inc.* .......     19,575
    300  Amphenol Corporation, Class A*      10,710
    100  Amtech Systems, Inc.* .........        700
    250  ANADIGICS, Inc.* ..............      3,344
  2,800  Analog Devices, Inc.* .........    104,440
    200  Anaren Microwave, Inc.* .......      3,575
    800  Andrew Corporation* ...........     12,000
    500  Anixter International, Inc.* ..     10,700
    300  ANTEC Corporation* ............      2,691
  1,800  Applera Corporation -
           Applied Biosystems Group ....    124,380
    400  Applera Corporation -
           Celera Genomics Group* ......     17,400
  6,629  Applied Materials, Inc.* ......    280,075
  2,346  Applied Micro Circuits
           Corporation* ................     62,756
    300  APW Ltd.* .....................      8,562
    600  Arrow Electronics, Inc. .......     16,440
    300  AstroPower, Inc.* .............     10,462
    700  Asyst Technologies, Inc.* .....      9,406
  4,200  Atmel Corporation* ............     44,100
    900  Audiovox Corporation, Class A*       9,731
    600  Avanex Corporation* ...........     11,625
    600  Avnet, Inc. ...................     14,700
    600  AVT Corporation* ..............      3,094
  1,300  AVX Corporation ...............     23,153
    300  Aware, Inc.* ..................      2,850
    300  AXT, Inc.* ....................      6,769
    500  BEI Technologies, Inc. ........      7,969
  1,900  Broadcom Corporation, Class A*      93,575
    300  Bruker Daltonics, Inc.* .......      5,419
    300  C-COR.net Corporation* ........      2,700
    300  C & D Technologies, Inc. ......      9,900

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         ELECTRONICS  (CONTINUED)
    600  Cable Design Technologies
           Corporation* ...............$     10,704
  2,200  Cadence Design Systems, Inc.*       55,770
    200  Caliper Technologies Corporation*    5,100
    750  Candela Corporation* .........       5,297
    700  Celeritek, Inc.* .............       9,887
  2,300  CIENA Corporation* ...........     154,531
    800  Cirrus Logic, Inc.* ..........      14,400
  1,997  CMGI, Inc.* ..................       8,113
    200  Coherent, Inc.* ..............       8,375
    300  CommScope, Inc.* .............       6,045
    300  Communications Systems, Inc. .       2,887
  1,600  Conexant Systems, Inc.* ......      19,600
    200  Cox Radio, Inc., Class A* ....       4,402
    600  Cree, Inc.* ..................      12,600
    600  Cubic Corporation ............      17,700
    100  Cyberian Outpost, Inc.* ......          87
    900  Cypress Semiconductor
           Corporation* ...............      17,622
    600  Dallas Semiconductor Corporation    16,740
    300  DDi Corporation* .............       6,394
    800  DMC Stratex Networks, Inc.* ..       7,300
    400  DSP Group, Inc.* .............       7,675
    200  Ducommun, Inc. ...............       2,540
    200  DuPont Photomasks, Inc.* .....      13,187
    300  e.spire Communications, Inc.*          197
    300  Electro Scientific Industries, Inc.* 8,419
    600  Electronics Boutique
           Holdings Corporation* ......      12,600
  1,200  Electronics for Imaging, Inc.*      29,325
    500  EMCORE Corporation* ..........      12,969
    600  Emulex Corporation* ..........      18,487
    300  Engineered Support Systems, Inc.    10,669
    400  Environmental Tectonics
           Corporation* ...............       3,360
    200  Espey Mfg. & Electronics
           Corporation ................       3,590
    200  Exar Corporation* ............       3,800
    400  FuelCell Energy, Inc.* .......      18,775
    100  Fusion Medical Technologies, Inc.*     462
    100  General Cable Corporation ....       1,070


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         ELECTRONICS  (CONTINUED)
    700  General Semiconductor, Inc.* .$      6,265
    600  Genzyme Transgenics
           Corporation* ...............       3,937
    900  Getty Images, Inc.* ..........      22,612
    500  GlobeSpan, Inc.* .............      10,000
    400  Harman International
           Industries, Inc. ...........      11,960
  1,200  Harmonic, Inc.* ..............       8,775
    500  Harris Corporation ...........      12,555
    563  Hearst-Argyle Television, Inc.*     11,356
    900  Hollywood Entertainment
           Corporation* ...............       1,856
    100  Hungarian Telephone
           and Cable Corporation* .....         694
    100  Hutchinson Technology, Inc.* .       1,563
    200  Illumina, Inc.* ..............       3,000
    500  IMRglobal Corporation* .......       3,172
    400  Integrated Circuit Systems, Inc.*    6,450
 54,716  Intel Corporation ............   1,562,826
    400  International Rectifier
           Corporation* ...............      13,200
  1,100  Intersil Holding Corporation*       20,350
    500  ITT Industries, Inc. .........      20,275
    600  Ixia* ........................      13,800
    600  Jaco Electronics, Inc. .......       4,594
 10,330  JDS Uniphase Corporation* ....     276,327
    200  JNI Corporation* .............       2,337
    300  Keithley Instruments, Inc. ...       6,969
    600  KEMET Corporation* ...........      10,092
    100  Kewaunee Scientific Corporation        925
  1,700  KLA-Tencor Corporation* ......      60,775
    400  Kopin Corporation* ...........       2,825
    400  Kulicke & Soffa Industries, Inc.*    4,600
    200  L-3 Communications
           Holdings, Inc.* ............      16,396
    800  Lam Research Corporation* ....      17,200
    700  LightPath Technologies, Inc.,
           Class A* ...................      10,981
  2,700  Linear Technology Corporation      106,987
  1,700  Loral Space
           & Communications Ltd.* .....       6,307

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         ELECTRONICS  (CONTINUED)
  2,400  LSI Logic Corporation* .......$     38,664
 27,286  Lucent Technologies, Inc. ....     316,245
    400  Macromedia, Inc.* ............      11,725
  2,300  Maxim Integrated Products, Inc.*   106,087
    500  Maxwell Technologies, Inc. ...       8,500
  1,147  McDATA Corporation, Class A* .      20,503
    200  McDATA Corporation, Class B* .       3,987
    800  Measurement Specialties, Inc.*      16,600
    800  MEMC Electronic Materials, Inc.*     6,560
    300  Mestek, Inc.* ................       5,505
    900  Metawave Communications
           Corporation* ...............       9,956
    300  Methode Electronics, Inc., Class A   4,669
  3,810  Metromedia Fiber Network, Inc.,
           Class A* ...................      36,195
  4,500  Micron Technology, Inc. ......     153,990
    200  Microtune, Inc.* .............       1,963
    300  MKS Instruments, Inc.* .......       5,250
    100  MOCON, Inc. ..................         706
  1,525  Molex, Inc. ..................      55,377
 17,641  Motorola, Inc. ...............     267,614
    900  Mpower Communications
           Corporation* ...............       3,938
    400  MRV Communications, Inc.* ....       4,925
    600  Nanometrics, Inc.* ...........       9,300
  1,800  National Semiconductor
           Corporation* ...............      36,756
    400  NeoMagic Corporation* ........       1,325
    100  Netopia, Inc.* ...............         553
    300  Netro Corporation* ...........       1,969
    200  Newport Corporation ..........       9,775
  6,400  Nextel Communications, Inc.,
           Class A* ...................     154,000
    200  Nu Horizons Electronics
           Corporation* ...............       2,050
    400  NVIDIA Corporation* ..........      17,875
    700  Packard BioScience Company* ..       7,525
    400  Pericom Semiconductor
           Corporation* ...............       4,800
    400  PerkinElmer, Inc. ............      29,288
    200  Pixelworks, Inc.* ............       2,813


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         ELECTRONICS  (CONTINUED)
    300  Plantronics, Inc.* ...........$      7,935
    320  Plexus Corporation* ..........       9,880
    600  Power Integrations, Inc.* ....       9,488
    500  Power-One, Inc.* .............       8,875
    400  Powerwave Technologies, Inc.*        6,256
    300  PRI Automation, Inc.* ........       5,869
  6,000  QUALCOMM, Inc.* ..............     328,875
    800  Rambus, Inc.* ................      30,500
  1,600  Rational Software Corporation*      55,900
    500  Rayovac Corporation* .........       9,650
    100  Reliability, Inc.* ...........         400
    450  REMEC, Inc.* .................       3,909
  1,100  RF Micro Devices, Inc.* ......      12,237
  2,440  Sanmina Corporation* .........      72,742
  1,100  Sawtek, Inc.* ................      18,150
  1,000  SCI Systems, Inc.* ...........      20,470
  1,200  Scientific-Atlanta, Inc. .....      56,280
    400  Semtech Corporation* .........      10,025
    500  Sensormatic Electronics
           Corporation* ...............      10,950
    500  Silicon Laboratories, Inc.* ..       8,125
  1,800  Silicon Storage Technology, Inc.*   18,000
    400  Silicon Valley Group, Inc.* ..      10,675
    300  Siliconix, Inc.* .............       9,309
    100  SMTEK International, Inc.* ...         697
  5,018  Solectron Corporation* .......     136,740
    900  SpeedFam-IPEC, Inc.* .........       6,862
    428  Superior TeleCom, Inc. .......       1,905
  1,325  Symbol Technologies, Inc. ....      61,414
    600  THQ, Inc.* ...................      16,763
    400  Technitrol, Inc. .............      13,940
    500  Tekelec* .....................       9,469
    800  Tektronix, Inc. ..............      19,752
  1,480  TeleCorp PCS, Inc., Class A* .      31,635
  3,400  Tellabs, Inc.* ...............     148,112
  1,300  Teradyne, Inc.* ..............      40,599
    400  Terayon Communication
           Systems, Inc.* .............       2,212
 13,922  Texas Instruments, Inc. ......     411,395
    300  Therma-Wave, Inc.* ...........       3,281
  1,365  Thermo Electron Corporation* .      38,083

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         ELECTRONICS  (CONTINUED)
    900  Thomas & Betts Corporation ...$     17,172
    200  Three-Five Systems, Inc.* ....       3,426
    100  Tollgrade Communcations, Inc.*       1,956
    442  Too, Inc.* ...................       8,553
  1,100  Transmeta Corporation* .......      22,413
    650  TranSwitch Corporation* ......      13,041
    600  TriQuint Semiconductor, Inc.*       10,912
    200  Tvia, Inc.* ..................         425
    200  Tweeter Home Entertainment
           Group, Inc.* ...............       4,213
    400  Unitil Corporation ...........      10,100
    300  Varian, Inc.* ................       9,131
    300  Varian Medical Systems, Inc. .      19,920
    300  Varian Semiconductor Equipment
           Associates, Inc.* ..........       8,456
  1,100  Viasystems Group, Inc.* ......       6,512
    400  Vicor Corporation* ...........       8,600
  1,700  Virata Corporation* ..........      17,212
    862  Vishay Intertechnology, Inc.*       15,464
    600  VISX, Inc.* ..................      10,230
    300  Vyyo, Inc.* ..................       2,306
  1,000  Waters Corporation* ..........      65,860
    200  Western Digital Corporation* .         824
    500  Western Wireless Corporation,
           Class A* ...................      21,094
    700  Wink Communications, Inc.* ...       4,156
  2,700  Xilinx, Inc.* ................     104,962
                                       ------------
                                          7,596,529
                                       ------------
         ENERGY - RAW MATERIALS - 1.6%
    100  Adams Resources & Energy, Inc.       1,475
    100  Alpine Group, Inc.* ..........         226
  2,128  Anadarko Petroleum Corporation     133,000
  1,000  Apache Corporation ...........      58,700
     98  Arch Coal, Inc. ..............       2,308
    300  Atwood Oceanics, Inc.* .......      13,071
  2,600  Baker Hughes, Inc. ...........     101,920
    200  Barnwell Industries, Inc. ....       3,741
    400  Barrett Resources Corporation*      17,700
    800  BJ Services Company* .........      60,800
    400  Buckeye Partners, L.P. .......      13,560


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         ENERGY - RAW MATERIALS  (CONTINUED)
  1,700  Burlington Resources, Inc. ...$     76,398
    300  Cabot Oil & Gas Corporation,
           Class A ....................       8,130
    600  Cooper Cameron Corporation* ..      35,868
    400  Dawson Geophysical Company* ..       3,950
    922  Devon Energy Corporation .....      52,554
  1,200  ENSCO International, Inc. ....      45,732
    400  Enterprise Products Partners L.P.   13,564
  1,100  EOG Resources, Inc. ..........      47,960
    400  Evergreen Resources, Inc.* ...      12,620
    300  Forest Oil Corporation* ......       9,690
    700  Friede Goldman International, Inc.*  1,897
  1,200  Global Marine, Inc.* .........      34,452
    700  Grant Prideco, Inc.* .........      12,789
    305  Greka Energy Corporation* ....       3,870
  3,700  Halliburton Company ..........     147,334
    300  Helmerich & Payne, Inc. ......      15,567
    500  Kirby Corporation ............      10,075
    400  Louis Dreyfus Natural Gas
           Corporation* ...............      14,464
    100  Lynx Therapeutics, Inc.* .....       1,034
    700  Marine Drilling Companies, Inc.*    20,405
    400  McDermott International, Inc .       5,180
    300  Mitchell Energy & Development
           Corporation, Class A .......      15,975
  1,212  Nabors Industries, Inc.* .....      68,720
    400  NL Industries, Inc. ..........       7,900
    400  Noble Affiliates, Inc. .......      17,740
  1,200  Noble Drilling Corporation* ..      55,860
  2,800  Occidental Petroleum Corporation    67,172
    200  Offshore Logistics, Inc.* ....       4,900
    400  Penn Virginia Corporation ....      12,804
    600  Plains All America Pipeline, L.P.   13,200
    300  Prima Energy Corporation* ....       8,850
    600  Rowan Companies, Inc.* .......      17,130
  4,600  Schlumberger, Ltd. ...........     293,250
    500  Smith International, Inc.* ...      37,800
    400  Swift Energy Company* ........      12,880
    500  Tidewater, Inc. ..............      24,350
    200  Tom Brown, Inc.* .............       6,688
  1,000  USEC, Inc. ...................       6,300

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         ENERGY - RAW MATERIALS  (CONTINUED)
    100  UTI Energy Corporation* ......$      3,594
    400  Valero Energy Corporation ....      14,660
    800  Weatherford International, Inc.*    41,624
    500  Western Gas Resources, Inc. ..      12,700
                                       ------------
                                          1,724,131
                                       ------------
         ENERGY & UTILITIES - 4.0%
    200  Active Power, Inc.* ..........       3,975
  3,900  AES Corporation* .............     210,483
    500  AGL Resources, Inc. ..........      10,815
  1,000  Allegheny Energy, Inc. .......      47,450
    500  ALLETE .......................      11,750
    400  Alliant Energy Corporation ...      13,200
  1,000  Ameren Corporation ...........      42,170
  2,580  American Electric Power
           Company, Inc. ..............     122,653
    500  American Water Works
           Company, Inc. ..............      13,865
    200  Artesian Resources Corporation,
           Class A ....................       4,800
    500  Atmos Energy Corporation .....      11,650
    700  Azurix Corporation* ..........       5,852
    100  Bangor Hydro-Electric Company*       2,582
    200  Black Hills Corporation ......       7,874
    500  California Water Service Group      12,125
  2,200  Calpine Corporation* .........      97,878
    500  Cascade Natural Gas Corporation      9,575
    200  CH Energy Group, Inc. ........       8,800
    100  Chesapeake Utilities Corporation     1,843
  1,400  Cinergy Corporation ..........      45,682
  1,200  CMS Energy Corporation .......      35,460
    500  Conectiv, Inc. ...............      11,150
    200  Connecticut Water Service, Inc.      5,875
  1,700  Consolidated Edison, Inc. ....      62,679
  1,300  Constellation Energy Group, Inc.    55,510
  2,070  Dominion Resources, Inc. .....     135,709
    800  DPL, Inc. ....................      22,960
    400  DQE, Inc. ....................      12,980
  1,100  DTE Energy Company ...........      39,941
  6,000  Duke Energy Corporation ......     244,500
  2,632  Dynegy, Inc., Class A ........     123,704


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         ENERGY & UTILITIES  (CONTINUED)
  2,600  Edison International .........$     38,740
  4,114  El Paso Corporation ..........     289,214
    500  Empire District Electric Company    10,045
    200  Energen Corporation ..........       5,594
    700  Energy East Corporation ......      13,160
    100  EnergySouth, Inc. ............       2,100
  6,200  Enron Corporation ............     424,700
  1,800  Entergy Corporation ..........      69,894
    200  Equitable Resources, Inc. ....      11,480
  2,462  Exelon Corporation ...........     160,941
  1,700  FirstEnergy Corporation ......      47,889
  1,600  FPL Group, Inc. ..............     104,080
  1,100  GPU, Inc. ....................      34,089
    300  Hawaiian Electric Industries, Inc.  11,025
    400  IDACORP, Inc. ................      14,720
    400  IPALCO Enterprises, Inc. .....       9,640
    400  Kansas City Power
           & Light Company ............      10,444
  1,100  KeySpan Corporation ..........      42,845
    900  Kinder Morgan, Inc. ..........      49,860
    400  Madison Gas & Electric Company       9,125
    600  MCN Energy Group, Inc. .......      14,202
    300  MDU Resources Group, Inc. ....       8,490
    100  Middlesex Water Company ......       3,012
  2,500  Mirant Corporation* ..........      62,500
    600  Montana Power Company ........      10,830
    300  National Fuel Gas Company ....      15,540
    200  New Jersey Resources Corporation     7,652
  1,200  Niagara Mohawk Holdings, Inc.       20,616
    500  NICOR, Inc. ..................      18,500
  1,890  NiSource, Inc. ...............      54,111
    800  Northeast Utilities ..........      16,320
    300  Northwest Natural Gas Company        7,335
    100  NorthWestern Corporation .....       2,420
    495  NSTAR ........................      20,122
    300  NUI Corporation ..............       8,265
    400  OGE Energy Corporation .......       9,288
    400  ONEOK, Inc. ..................      17,580
    500  Orion Power Holdings, Inc.* ..      12,475
    400  Peoples Energy Corporation ...      15,660

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         ENERGY & UTILITIES  (CONTINUED)
  2,800  PG&E Corporation .............$     39,088
    803  Philadelphia Suburban
           Corporation ................      18,469
    400  Piedmont Natural Gas
           Company, Inc. ..............      12,828
    600  Pinnacle West Capital Corporation   27,870
    600  Potomac Electric Power Company      13,440
  1,100  PPL Corporation ..............      50,259
  1,541  Progress Energy, Inc. ........      66,664
    600  Progress Energy, Inc., CVO* ..         270
    300  Public Service Company
           of New Mexico ..............       7,704
  1,900  Public Service Enterprise
           Group, Inc. ................      85,139
    700  Puget Energy, Inc. ...........      16,646
    500  Questar Corporation ..........      13,700
  2,400  Reliant Energy, Inc. .........     100,824
  1,800  Republic Services, Inc.* .....      29,952
  1,279  SCANA Corporation ............      34,802
  1,600  Sempra Energy ................      35,760
    600  Sierra Pacific Resources .....       8,316
  5,700  Southern Company .............     176,415
    479  Southern Union Company* ......      10,418
    300  Streicher Mobile Fueling, Inc.*        375
  1,200  TECO Energy, Inc. ............      35,028
  2,100  TXU Corporation ..............      86,604
    400  UGI Corporation ..............       9,788
    200  UIL Holdings Corporation .....       9,724
    600  UniSource Energy Corporation*       11,610
    917  UtiliCorp United, Inc. .......      27,189
    833  Vectren Corporation ..........      18,942
    400  Veritas DGC, Inc.* ...........      12,060
    500  Western Resources, Inc. ......      12,370
    400  WGL Holdings, Inc. ...........      10,952
  4,100  Williams Companies, Inc. .....     170,970
    700  Wisconsin Energy Corporation .      15,484
    200  WPS Resources Corporation ....       7,060
  2,485  Xcel Energy, Inc. ............      70,077
                                       ------------
                                          4,366,790
                                       ------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         FOOD & AGRICULTURE - 3.1%
    100  7-Eleven, Inc.* ..............$      1,031
    300  Agribrands International, Inc.*     16,131
    600  Andersons, Inc. ..............       5,137
  5,620  Archer-Daniels-Midland Company      84,581
    500  Aurora Foods, Inc.* ..........       2,150
    700  Bob Evans Farms, Inc. ........      14,000
  3,400  Campbell Soup Company ........     101,762
 20,100  Coca-Cola Company ............   1,065,903
  3,000  Coca-Cola Enterprises, Inc. ..      68,100
  4,373  ConAgra, Inc. ................      86,061
    500  Corn Products International, Inc.   12,700
    800  Del Monte Foods Company* .....       6,840
    600  Delta & Pine Land Company ....      14,790
    600  Dole Food Company, Inc. ......       9,900
    400  Dreyer's Grand Ice Cream, Inc.      12,025
    100  Earthgrains Company ..........       1,920
    100  Embrex, Inc.* ................       1,413
    600  Flowers Industries, Inc. .....      10,560
    100  Fresh America Corporation* ...         125
    300  Fresh Del Monte Produce, Inc.*       2,325
    200  Gehl Co. .....................       2,975
  2,500  General Mills, Inc. ..........     112,125
    100  Griffin Land & Nurseries, Inc.*      1,350
    350  Group 1 Software, Inc.* ......       4,900
    300  Hain Celestial Group, Inc.* ..       9,300
  2,900  Heinz (H.J.) Company .........     123,482
  1,100  Hershey Foods Corporation ....      70,499
  1,000  Hormel Foods Corporation .....      21,500
  1,100  IBP, Inc. ....................      29,205
    700  IMC Global, Inc. .............       9,625
    200  International Multifoods
           Corporation 3,758
    600  Interstate Bakeries Corporation      9,816
    900  Keebler Foods Company* .......      37,764
  3,500  Kellogg Company ..............      93,065
    100  LESCO, Inc. ..................       1,388
    400  Marsh Supermarkets, Inc., Class B    5,125
    100  Maui Land & Pineapple
           Company, Inc. ..............       2,290
    400  McCormick & Company, Inc. ....      15,720
    200  Mississippi Chemical Corporation       890
    100  Neogen Corporation* ..........       1,338

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         FOOD & AGRICULTURE  (CONTINUED)
    200  Odwalla, Inc.* ...............$      1,950
  1,100  Pepsi Bottling Group, Inc. ...      44,385
  1,000  PepsiAmericas, Inc. ..........      16,160
 11,800  PepsiCo, Inc. ................     543,744
    150  Pilgrim's Pride Corporation,
           Class A ....................       1,065
    500  Pilgrim's Pride Corporation,
           Class B* ...................       5,110
  1,100  Quaker Oats Company ..........     107,272
    700  Ralcorp Holdings, Inc.* ......      12,530
  2,700  Ralston Purina Group .........      84,186
    500  Sanderson Farms, Inc. ........       4,969
  6,700  Sara Lee Corporation .........     145,323
    400  Schultz Sav-O Stores, Inc. ...       4,300
    300  Scotts Company (The), Class A*      12,375
    100  Seneca Foods Corporation,
           Class A* ...................       1,338
    300  Smithfield Foods, Inc.* ......       8,823
    400  Smucker (J.M.) Company, Class A     10,360
    300  Suiza Foods Corporation* .....      14,691
    900  SUPERVALU, Inc. ..............      12,627
  5,400  Sysco Corporation ............     147,204
    400  Tasty Baking Company .........       6,340
    312  Tootsie Roll Industries, Inc.       15,444
  1,500  Tyson Foods, Inc., Class A          18,915
    400  Village Super Market, Inc.,
           Class A* ...................       5,713
    200  Whole Foods Market, Inc.* ....       8,625
    450  Wild Oats Markets, Inc.* .....       3,171
  1,000  Wrigley (Wm.) Jr. Company ....      93,120
                                       ------------
                                          3,403,309
                                       ------------
         GOLD - 0.0%***
    600  Comstock Resources, Inc.* ....       6,000
  1,800  Homestake Mining Company .....      10,116
  1,500  Newmont Mining Corporation ...      25,275
                                       ------------
                                             41,391
                                       ------------
         INSURANCE - 3.9%
    600  21st Century Insurance Group .      11,298
  1,000  Aetna, Inc.* .................      37,230
  2,100  AFLAC, Inc. ..................     126,336


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         INSURANCE  (CONTINUED)
    600  Alfa Corporation .............$     11,738
    100  Alleghany Corporation ........      20,260
    400  Allmerica Financial Corporation     21,260
  5,800  Allstate Corporation .........     231,188
    900  Ambac Financial Group, Inc. ..      50,760
    500  American Financial Group, Inc.      12,000
  2,000  American General Corporation .     152,480
 18,958  American International Group,
           Inc. .......................   1,550,764
    200  American National Insurance
           Company ....................      14,603
    200  AmerUs Group Co.                     5,850
  1,900  Aon Corporation ..............      65,113
    300  Arch Capital Group Ltd.* .....       4,800
    500  Argonaut Group, Inc. .........       8,680
    400  Berkley (W.R.) Corporation ...      17,075
  1,400  Chubb Corporation ............     100,450
  1,200  CIGNA Corporation ............     131,604
  1,200  Cincinnati Financial Corporation    44,175
  1,300  CNA Financial Corporation* ...      49,153
    400  Commerce Group, Inc. .........      11,920
  2,400  Conseco, Inc. ................      33,648
    700  Crawford &  Company, Class B         8,330
    310  Delphi Financial Group, Inc.,
           Class A* ...................      10,645
    500  Enhance Financial Services
           Group, Inc. ................       6,725
    400  Erie Indemnity Company, Class A     11,100
    300  FBL Financial Group, Inc., Class A   4,485
    667  First American
           Financial Corporation ......      20,277
    200  First United Corporation .....       2,625
    100  FPIC Insurance Group, Inc.* ..         963
    800  Fremont General Corporation ..       2,880
    400  Gallagher (Arthur J.) & Co. ..      10,212
    200  Harleysville Group, Inc. .....       4,975
  2,000  Hartford Financial Services
           Group, Inc. ................     127,700
    600  HCC Insurance Holdings, Inc. .      14,112
    200  HealthAxis, Inc.* ............         275
    500  Horace Mann
           Educators Corporation ......       8,310

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         INSURANCE  (CONTINUED)
    600  I.C.H. Corporation* ..........$      3,240
    100  Insurance Management
           Solutions Group, Inc.* .....          46
    800  Jefferson-Pilot Corporation ..      54,008
    100  Kansas City Life
           Insurance Company ..........       3,950
  1,500  Lincoln National Corporation .      65,805
    900  Loews Corporation ............      97,803
    100  Markel Corporation* ..........      17,975
  2,300  Marsh & McLennan Companies, Inc.   246,100
    800  MBIA, Inc. ...................      60,784
    115  Medical Assurance, Inc.* .....       1,771
    200  Merchants Group, Inc. ........       3,820
    300  Mercury General Corporation ..      10,260
  6,500  MetLife, Inc. ................     200,525
    900  MGIC Investment Corporation ..      52,155
    600  MONY Group, Inc.* ............      22,200
    200  Nationwide Financial
           Services, Inc., Class A ....       8,280
    100  Navigators Group, Inc.* ......       1,388
    100  NYMAGIC, Inc. ................       1,840
    600  Ohio Casualty Corporation ....       5,381
    800  Old Republic International
           Corporation ................      22,600
    300  Penn Treaty American Corporation*    5,604
    200  Penn-America Group, Inc. .....       1,860
    700  Progressive Corporation ......      69,300
    900  Protective Life Corporation ..      27,090
    200  Radian Group, Inc. ...........      12,370
    400  Reinsurance Group of America, Inc.  15,460
  1,200  Reliance Group Holdings, Inc.           72
    200  RLI Corporation ..............       8,400
  1,200  SAFECO Corporation ...........      26,100
    300  SCPIE Holdings, Inc. .........       7,869
    200  Selective Insurance Group, Inc.      4,350
  2,000  St. Paul Companies, Inc. .....      92,580
    400  StanCorp Financial Group, Inc.      15,640
    300  Superior National Insurance
           Group, Inc.* ...............          39
    300  The PMI Group, Inc. ..........      16,803
    900  Torchmark Corporation ........      31,302


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         INSURANCE  (CONTINUED)
    200  Transatlantic Holdings, Inc. .$     19,936
    300  Trenwick Group Ltd. ..........       6,588
    100  Triad Guaranty, Inc.* ........       2,900
    400  UICI* ........................       3,280
    100  United Fire & Casualty Company       2,094
    500  Unitrin, Inc. ................      19,250
  1,857  UnumProvident Corporation ....      48,598
    400  Zenith National
           Insurance Corporation ......      10,920
                                       ------------
                                          4,274,335
                                       ------------
         INTERNATIONAL OIL - 2.8%
  5,200  Chevron Corporation ..........     445,432
 28,220  Exxon Mobil Corporation ......   2,287,231
  1,000  Santa Fe International Corporation  37,450
  4,400  Texaco, Inc. .................     282,040
                                       ------------
                                          3,052,153
                                       ------------
         LIQUOR - 0.4%
  7,200  Anheuser-Busch Companies, Inc.     314,640
    500  Brown-Forman Corporation,
           Class B ....................      31,750
    200  Constellation Brands, Inc.,
           Class A* ...................      12,770
    300  Coors (Adolph) Company,
           Class B ....................      20,085
    100  Genesee Corporation, Class B .       2,813
    100  Robert Mondavi Corporation,
           Class A* ...................       4,863
                                       ------------
                                            386,921
                                       ------------
         MEDIA - 3.2%
    600  Ackerley Group, Inc. .........       8,358
    600  AMC Entertainment, Inc. ......       3,600
  1,600  American Tower Corporation,
           Class A ....................      46,304
    300  At Comm Corporation* .........       3,244
    300  Banta Corporation ............       7,833
    600  Belo (A.H.) Corporation, Class A    10,800
    200  BHC Communications, Inc.,
           Class A* ...................      27,350

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         MEDIA  (CONTINUED)
  1,100  Cablevision Systems Corporation,
           Class A* ...................$     85,360
    800  Carmike Cinemas, Inc., Class A*        300
  1,600  Charter Communications, Inc.,
           Class A* ...................      34,200
    209  Chris-Craft Industries, Inc.*       14,818
    400  Citadel Communications
           Corporation* ...............      10,000
  4,857  Clear Channel
           Communications, Inc.* ......     277,578
    837  CNET Networks, Inc.* .........      10,410
  7,520  Comcast Corporation,
           Special Class A ............     325,710
    200  Consolidated Graphics, Inc.* .       2,704
  4,538  Cox Communications, Inc.,
           Class A* ...................     188,418
    500  Cymer, Inc.* .................      10,687
 17,000  Disney (Walt) Company ........     526,150
    900  Donnelley (R.R.)& Sons Company      26,685
    700  Dow Jones & Company, Inc. ....      43,120
  2,100  EchoStar Communications
           Corporation, Class A* ......      54,863
    600  Efficient Networks, Inc.* ....      13,875
    400  Emmis Communications
           Corporation, Class A* ......      10,575
    400  Entercom Communications
           Corporation* ...............      16,300
  1,400  Fox Entertainment Group, Inc.,
           Class A* ...................      33,460
  2,100  Gannett Company, Inc. ........     138,894
  1,100  Gray Communications
           System, Inc., Class B ......      18,865
    500  Harte-Hanks, Inc. ............      11,770
    900  Hispanic Broadcasting Corporation*  20,250
    900  Hollinger International Inc. .      14,670
    200  Houghton Mifflin Company .....       8,496
    400  Hungry Minds, Inc.* ..........       2,575
    200  ImageX.com, Inc.* ............         400
    300  Insight Communications
           Company, Inc.* .............       7,406
    200  Intraware, Inc.* .............         413


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         MEDIA  (CONTINUED)
    500  Journal Register Company* ....$      8,125
    600  Knight-Ridder, Inc. ..........      35,850
    200  Launch Media, Inc.* ..........         225
    400  Lee Enterprises, Inc. ........      12,648
    400  Liberty Digital, Inc., Class A*      3,500
    800  Loews Cineplex
           Entertainment Corporation* .         128
    400  McClatchy Company, Class A ...      16,660
  1,600  McGraw-Hill Companies, Inc. ..      94,336
    300  Media General, Inc., Class A .      15,060
    700  Mediacom Communications
           Corporation* ...............      13,081
    200  Medialink Worldwide, Inc.* ...         728
    300  Meredith Corporation .........      10,782
  1,300  Metro-Goldwyn-Mayer, Inc.* ...      24,999
    100  N2H2, Inc.* ..................          50
  1,200  New York Times Company,
           Class A ....................      53,040
    100  NewsEdge Corporation* ........         238
    200  Penton Media, Inc. ...........       4,518
    500  Playboy Enterprises, Inc.,
           Class B* ...................       6,450
  1,368  PRIMEDIA, Inc.* ..............      12,998
    200  Quipp, Inc. ..................       4,713
    700  Reader's Digest Association, Inc.,
           Class A ....................      22,463
    100  Salem Communications
           Corporation, Class A* ......       1,419
    400  Scholastic Corporation* ......      17,100
    600  Scripps (E.W.) Company, Class A     37,758
    100  Sinclair Broadcast Group, Inc.,
           Class A* ...................         906
    100  Tag-It Pacific, Inc.* ........         400
    400  TiVo, Inc.* ..................       1,762
  2,601  Tribune Company ..............     105,601
    100  United Television, Inc.* .....      12,438
  1,700  Univision Communications, Inc.,
           Class A* ...................      56,100
  2,200  USA Networks, Inc.* ..........      51,838
    300  Valassis Communications, Inc.*       9,069
    100  ValueVision International, Inc.,
           Class A* ...................       1,525


                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         MEDIA  (CONTINUED)
 14,448  Viacom, Inc., Class B* .......$    718,085
    100  Washington Post Company,
           Class B ....................      62,150
    800  Westwood One, Inc. ...........      17,232
    600  Wiley (John) & Sons, Inc.,
           Class A ....................      12,612
    300  XM Satellite Radio Holdings, Inc.,
           Class A* ...................       3,075
    400  Young Broadcasting, Inc.,
           Class A* ...................      13,700
                                       ------------
                                          3,479,803
                                       ------------

         MISCELLANEOUS - 0.6%
    100  1-800-FLOWERS.COM, Inc.* .....         594
    100  3Dshopping.com* ..............          30
    400  Accelerated Networks, Inc.* ..         750
    200  Aclara Biosciences, Inc.* ....       1,075
    600  Acme Communications, Inc.* ...       5,513
    100  AeroGen, Inc.* ...............         600
    100  Alaska Communications Systems
           Holdings, Inc.* ............         681
    450  ANC Rental Corporation* ......       1,378
    600  AT&T Latin America Corporation,
           Class A* ...................       1,856
     50  Avenue A, Inc.* ..............          69
    400  Be Free, Inc.* ...............         869
    500  Be, Inc.* ....................         750
    100  billserv.com, Inc.* ..........         350
    200  BlackRock, Inc.* .............       7,880
    100  Braun Consulting, Inc.* ......         656
    200  Breakaway Solutions, Inc.* ...         200
     36  Brokat AG, ADR* ..............         248
    100  C-bridge Internet Solutions, Inc.*     313
    300  Caldera Systems, Inc.* .......         609
  1,000  Capitol Federal Financial ....      15,938
    148  Catalytica Energy Systems, Inc.*     2,405
    200  Charles River Laboratories
           International, Inc.* .......       4,840
    450  Choice One Communications, Inc.*     3,797
    400  Ciphergen Biosystems, Inc.* ..       2,525
    100  Cobalt Group, Inc.* ..........         288
  1,660  Commerce One, Inc.* ..........      28,946
    800  Corinthian Colleges, Inc.* ...      31,500
    159  Cybear Group*                           50


                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         MISCELLANEOUS  (CONTINUED)
    600  Data Return Corporation* .....$      1,950
    600  Dendreon Corporation* ........       7,050
    500  Digital Island, Inc.* ........       1,719
    200  Ditech Communications
           Corporation* ...............       1,794
    300  Docent, Inc.* ................       2,344
    500  DSL.net, Inc.* ...............       1,031
    300  E-LOAN, Inc.* ................         422
    600  E.piphany, Inc.* .............      10,088
    700  Ecometry Corporation * .......       1,181
    100  Educational Video
           Conferencing, Inc.* ........         144
    300  eMagin Corporation* ..........       1,014
    100  Energy Partners, Ltd.* .......       1,137
    900  Extreme Networks, Inc.* ......      20,348
  1,300  Fairchild Semiconductor
           International Corporation,
           Class A* ...................      19,097
    200  FiberNet Telecom Group, Inc.*          813
  1,900  Finisar Corporation* .........      22,444
    700  Frontline Capital Group* .....       9,669
    100  Gabelli Asset Management, Inc.,
           Class A* ...................       3,003
    100  garden.com, Inc.* ............          13
    100  GlobalNet Financial.com, Inc.          100
    400  GoAmerica, Inc.* .............       1,788
    300  I-many, Inc.* ................       5,400
    700  i3 Mobile, Inc.* .............       1,313
    400  iBeam Broadcasting Corporation*        525
    800  Informatica Corporation* .....      19,100
    100  InforMax, Inc.* ..............       1,000
  2,100  InfoSpace.com, Inc.* .........       8,006
    300  Interactive Intelligence, Inc.*      6,900
    200  InterCept Group, Inc.* .......       5,425
    100  Internet America, Inc.* ......          84
    200  Internet Capital Group, Inc.*          769
    100  Interspeed, Inc.* ............          13
    200  InterWorld Corporation* ......         100
    100  Ista Pharmaceuticals Inc.* ...         588
    500  ixL Enterprises, Inc.*                 625

                                            Value
Shares                                    (Note 1)
------                                    --------

         MISCELLANEOUS  (CONTINUED)
  2,900  John Hancock Financial
           Services, Inc.* ............$     99,760
    100  Jupiter Media Metrix, Inc.* ..         494
    650  Key3Media Group, Inc.* .......       7,852
    200  Keynote Systems, Inc. * ......       2,575
    300  Lexicom Genetics, Inc. .......       2,775
    200  Liquid Audio, Inc.* ..........         600
    300  Mail.com, Inc.* ..............         347
    300  Management Network Group, Inc.*      3,413
    300  MicroFinancial, Inc. .........       3,870
    400  National Information
           Consortium, Inc.* ..........       1,213
    400  NaviSite, Inc.* ..............         763
    100  Netgateway, Inc.* ............          50
    100  Netsol International, Inc.* ..         400
    300  Network Access
           Solutions Corporation* .....         347
    700  NetZero, Inc.* ...............         613
    500  New Focus, Inc.* .............      10,844
    400  NewPower Holdings, Inc.* .....       2,500
    500  Niku Corporation* ............       3,031
    200  Nucentrix Broadband
           Networks, Inc.* ............       2,425
    500  OmniSky Corporation* .........       1,273
    200  On2.com, Inc.* ...............         146
  1,383  Openwave Systems, Inc.* ......      50,955
  1,100  Oplink Communications, Inc.* .       8,456
    100  OraPharma, Inc.* .............         838
    300  OTG Software, Inc.* ..........       3,206
  4,911  Palm, Inc.* ..................      85,329
    200  Paradyne Networks, Inc.* .....         481
    100  ProcureNet, Inc.* ............          15
    100  Promotions.com, Inc.* ........          39
    500  Proton Energy Systems, Inc.* .       4,750
    500  Radio One, Inc.* .............       7,500
    200  Resources Connection, Inc. * .       4,613
    300  Rudolph Technologies, Inc.* ..      10,763
    200  Sage, Inc.* ..................       1,381
    800  Sagent Technology, Inc.* .....       2,400
    300  Sangamo BioSciences, Inc.* ...       5,025
    200  Sequoia Software Corporation*          650


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         MISCELLANEOUS  (CONTINUED)
    300  Silicon Image, Inc.* .........$      1,163
    200  SpeechWorks International, Inc.*     3,288
    400  Support.com, Inc.* ...........       3,938
    299  Sybron Dental Specialties, Inc.*     5,875
    100  TeleCommunication
           Systems, Inc., Class A* ....         616
    171  Tradestation Group, Inc.* ....         385
    100  Travelocity.com, Inc.* .......       2,225
    300  TriZetto Group, Inc.* ........       4,200
    205  Tumbleweed Communications
           Corporation* ...............         762
    200  U.S. Interactive, Inc.* ......          13
    100  United Therapeutics Corporation*     1,213
    700  Universal Access, Inc.* ......       5,075
    200  Uproar, Inc.* ................         594
    100  US SEARCH.com, Inc.* .........          63
    700  Valley Media, Inc.* ..........         525
    300  Vastera, Inc.* ...............       4,369
    100  Viador, Inc.* ................          84
    200  Vicinity Corporation* ........         500
    800  Virologic, Inc.* .............       2,675
    800  Visteon Corporation ..........      11,520
    200  Web Street, Inc.* ............         194
    200  Webvan Group, Inc.* ..........          56
  1,200  Williams Communications
           Group, Inc.* ...............      14,952
    600  Wit Soundview Group, Inc.* ...       1,781
    300  WJ Communications, Inc.* .....       1,809
    300  Women.com Networks, Inc.* ....         103
    200  Zengine, Inc.* ...............       1,325
                                       ------------
                                            672,702
                                       ------------

         MISCELLANEOUS FINANCE - 8.4%
    315  1st Source Corporation .......       6,202
    300  Acacia Research Corporation* .       3,150
    100  Acadiana Bancshares, Inc. ....       1,895
    200  Affiliated Managers Group, Inc.*    10,300
    500  Airlease Ltd. - LP ...........       6,225
    200  Alexandria Real Estate
           Equities, Inc. .............       7,594

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         MISCELLANEOUS FINANCE  (CONTINUED)
  1,600  Alliance Capital Management
           Holding L.P. ...............$     74,816
    500  Allied Capital Corporation ...      11,938
    600  AMB Property Corporation .....      14,826
    500  AMCORE Financial, Inc. .......       9,969
    100  American Bank of Connecticut .       2,085
 10,800  American Express Company .....     473,904
    100  American Industrial
           Properties REIT ............       1,244
    600  AmeriCredit Corporation* .....      20,508
  1,300  Ameritrade Holding Corporation,
           Class A* ...................      10,644
    500  Amli Residential Properties Trust   10,900
    200  Annaly Mortgage
           Management, Inc. ...........       2,300
    472  Apartment Investment &
           Management Company, Class A       20,768
  1,300  Archstone Communities Trust ..      31,863
    400  Arden Realty, Inc. ...........       9,541
    100  ASB Financial Corporation ....         888
    400  Astoria Financial Corporation       21,875
    400  Avalonbay Communities, Inc. ..      18,996
    200  Bank of the Ozarks, Inc. .....       2,713
    100  Banner Corporation ...........       1,650
    500  Bay View Capital Corporation .       3,150
    955  Bear Stearns Companies, Inc ..      49,832
    200  Bedford Property Investors, Inc.     3,974
    361  Berkshire Hathaway, Inc.,
           Class B* ...................     844,379
    500  Brandywine Realty Trust ......       9,500
    400  BRE Properties, Inc., Class A       11,712
    400  Cadiz, Inc.* .................       4,000
    400  Camden Property Trust ........      12,808
  1,600  Capital One Financial Corporation   88,400
    100  Captec Net Lease Realty, Inc.        1,219
    400  CarrAmerica Realty Corporation      11,960
    900  Cash America International, Inc.     5,715
    300  Cathay Bancorp, Inc. .........      17,456
    100  CBL & Associates Properties, Inc.    2,670
    100  CCF Holding Company ..........       1,250


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         MISCELLANEOUS FINANCE  (CONTINUED)
    300  CenterPoint Properties
           Corporation ................$     13,815
  1,530  Charter One Financial, Inc. ..      43,697
  2,700  CIT Group, Inc., Class A .....      62,370
 40,979  Citigroup, Inc. ..............   2,015,347
    300  Citizens First
           Financial Corporation ......       3,825
    200  Classic Bancshares, Inc. .....       2,513
    100  Coastal Bancorp, Inc. ........       2,613
    600  Cohoes Bancorp, Inc. .........      11,588
    300  Colonial Properties Trust ....       8,043
    200  Columbia Financial
           of Kentucky, Inc. ..........       1,650
    700  Commercial Federal Corporation      15,414
    800  CompuCredit Corporation* .....       7,100
    100  Cornerstone Realty Income
           Trust, Inc. ................       1,097
  3,660  Corrections Corporation
           of America* ................       3,587
  1,100  Countrywide Credit Industries,
           Inc. .......................      48,653
    450  Cousins Properties, Inc. .....      11,646
    600  Crescent Real Estate
           Equities Company ...........      12,744
    357  CVB Financial Corporation ....       5,534
  1,100  Dime Bancorp, Inc. ...........      32,890
    400  Downey Financial Corporation .      17,220
  2,600  E*TRADE Group, Inc.* .........      23,426
    600  Eaton Vance Corporation ......      18,354
    800  Edwards (A.G.), Inc. .........      31,096
  2,698  Equity Office Properties Trust      77,756
  1,077  Equity Residential Properties
           Trust ......................      56,112
    200  Essex Property Trust, Inc. ...      10,030
  8,100  Fannie Mae ...................     645,570
    400  Farm Family Holdings, Inc.* ..      17,496
    750  Federated Investors, Inc.,
           Class B ....................      20,250
    200  FFD Financial Corporation ....       1,700
    200  Fidelity Holdings, Inc.* .....         106
    400  Fidelity National Financial, Inc.   12,384
    400  Financial Federal Corporation*      11,840
  1,400  FINOVA Group, Inc. ...........       2,660
    264  First Federal Bankshares, Inc.       2,772

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         MISCELLANEOUS FINANCE  (CONTINUED)
    300  First Financial Corporation ..$      9,506
    300  First Industrial Realty Trust,
           Inc. .......................       9,855
    500  First Washington Realty Trust,
           Inc. .......................      12,965
    100  FirstCity Financial Corporation*       131
    300  Flagstar Bancorp, Inc. .......       6,806
    100  Flushing Financial Corporation       1,788
  1,900  Franklin Resources, Inc. .....      79,306
  5,700  Freddie Mac ..................     375,345
    200  G&L Realty Corporation .......       2,070
    100  Gables Residential Trust .....       2,730
    462  Glacier Bancorp, Inc. ........       6,930
    100  Glenborough Realty Trust, Inc.       1,842
  1,000  Golden State Bancorp, Inc.* ..      27,400
  1,300  Golden West
           Financial Corporation ......      71,305
  1,100  Goldman Sachs Group, Inc. ....     100,925
    300  Golf Trust of America, Inc. ..       2,712
    100  GraphOn Corporation* .........         203
    900  GreenPoint Financial Corporation    31,050
    400  GS Financial Corporation .....       5,875
    100  Guaranty Financial Corporation         713
    400  Health Care Property
           Investors, Inc. ............      12,524
    400  Health Care REIT, Inc. .......       7,632
    400  Healthcare Realty Trust, Inc.        8,884
    500  Heller Financial, Inc., Class A     16,905
    300  HF Financial Corporation .....       3,300
    500  Highwoods Properties, Inc. ...      12,450
    400  Hospitality Properties Trust .      10,380
  3,800  Household International, Inc.      220,096
    700  HRPT Properties Trust ........       5,677
    400  IndyMac Bancorp, Inc.* .......      10,564
    300  Innkeepers USA Trust .........       3,303
    212  International Bancshares
           Corporation ................       7,592
    259  Investment Technology
           Group, Inc.* ...............      13,339
    200  Investors Financial
           Services Corporation .......      15,738
    200  Investors Title Cmpany .......       3,000
    664  iStar Financial, Inc. ........      16,600


                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         MISCELLANEOUS FINANCE  (CONTINUED)
    200  ITLA Capital Corporation* ....$      3,878
    100  ITT Educational Services, Inc.*      3,038
    100  Jacksonville Bancorp, Inc. ...       1,788
    200  Jefferies Group, Inc. ........       5,980
    200  John Nuveen Company, Class A .      10,930
    200  JP Realty, Inc. ..............       3,738
    300  Keystone Property Trust ......       3,903
    400  Kimco Realty Corporation .....      16,740
    700  Klamath First Bancorp, Inc. ..       9,450
  1,300  Knight Trading Group, Inc.* ..      21,125
    500  Koger Equity, Inc. ...........       7,710
    300  LabOne, Inc. .................       1,744
    300  LaBranche & Co., Inc.* .......      13,020
    400  Legg Mason, Inc. .............      19,136
  1,900  Lehman Brothers Holdings, Inc.     130,435
    400  Leucadia National Corporation       13,644
    200  Lexington Corporate
           Properties Trust ...........       2,580
    400  Liberty Financial Companies, Inc.   18,072
    500  Liberty Property Trust .......      13,465
    600  LTC Properties, Inc. .........       2,412
    500  Mack-Cali Realty Corporation .      13,400
    300  Mahaska Investment Company ...       3,000
    800  Mail-Well, Inc.* .............       5,200
    100  Malan Realty Investors, Inc. .         997
    300  Manufactured Home
           Communities, Inc. ..........       8,280
    100  Matrix Bancorp, Inc.* ........         925
  6,800  MBNA Corporation .............     223,584
    100  McGrath Rentcorp .............       1,944
    550  MDC Holdings, Inc. ...........      19,663
  6,600  Merrill Lynch & Company, Inc.      395,340
    300  MessageMedia, Inc.* ..........         281
    400  Midas, Inc. ..................       5,188
    200  Mills Corporation ............       3,862
    300  Mississippi Valley Bancshares,
           Inc. .......................      10,500
  1,200  Moody's Corporation ..........      32,352
    300  Morgan Keegan, Inc. ..........       8,055
  9,200  Morgan Stanley Dean Witter
           & Company ..................     599,196
    100  MSB Financial, Inc. ..........         953

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         MISCELLANEOUS FINANCE  (CONTINUED)
    100  Mystic Financial, Inc.        $      1,441
    200  National Golf Properties, Inc.       4,436
     42  NCO Portfolio Management, Inc.*         31
    400  Neuberger Berman, Inc. .......      29,880
    300  New Century
           Financial Corporation* .....       3,000
    800  New Plan Excel Realty Trust, Inc.   12,128
    400  NextCard, Inc.* ..............       3,750
    420  Northrim Bank ................       4,909
    100  Oregon Trail
           Financial Corporation ......       1,419
    200  Pacific Capital BanCorporation       5,663
  1,800  Pacific Northwest Bancorp ....      29,138
    400  Parkway Properties, Inc. .....      11,640
    200  Penford Corporation ..........       2,575
    300  Peoples Holding Company ......       5,775
    200  Philips International
           Realty Corporation .........         860
    200  PHS Bancorp, Inc. ............       2,381
    200  PMC Commercial Trust, SBI ....       2,400
    600  Point West Capital Corporation*        347
    400  Prentiss Properties Trust ....       9,880
  1,010  ProLogis Trust ...............      20,725
    120  Promistar Financial Corporation      2,018
  2,500  Providian Financial Corporation    125,025
    200  PS Financial, Inc. ...........       2,375
    686  Public Storage, Inc. .........      17,651
    231  PVF Capital Corporation ......       2,252
    400  Raymond James Financial, Inc.       13,240
    400  Realty Income Corporation ....      10,080
    300  Reckson Associates
           Realty Corporation .........       6,990
    600  Redwood Trust, Inc.* .........      11,508
    600  Regency Centers Corporation ..      14,370
    300  Resource Bancshares Mortgage
           Group, Inc. ................       2,363
    300  RFS Hotel Investors, Inc. ....       4,200
    100  Ridgewood Financial, Inc. ....       1,763
    400  Roslyn Bancorp, Inc. .........       9,900
    450  Santander BanCorp ............       8,550
 11,264  Schwab (Charles) Corporation .     235,418


                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         MISCELLANEOUS FINANCE  (CONTINUED)
    400  Security Capital Group, Inc.,
           Class B* ...................$      8,288
    500  SEI Investments Company ......      42,727
     70  Senior Housing Properties Trust        723
    300  Siebert Financial Corporation        1,575
    700  SierraCities.com, Inc.* ......       3,938
    300  Smith Charles E. Residential
           Realty, Inc. ...............      13,005
    100  SNB Bancshares, Inc. .........       1,425
    100  Southern Banc Company, Inc. ..       1,018
    363  Southwest Securities Group, Inc.     7,587
  1,700  Sovereign Bancorp, Inc. ......      15,141
    500  Spieker Properties, Inc. .....      27,990
    110  Stan Lee Media, Inc.* ........          14
    400  Stewart Information
           Services Corporation .......       7,320
  2,000  Stilwell Financial, Inc.* ....      63,800
  1,000  T. Rowe Price Group, Inc.           35,688
    100  Tanger Factory Outlet
           Centers, Inc. ..............       2,175
    220  Tarragon Realty Investors, Inc.      2,420
    400  Taubman Centers, Inc. ........       4,620
    236  Transcontinental Realty
           Investors, Inc. ............       2,832
    600  Tucker Anthony Sutro Corporation    14,130
  1,000  United Dominion Realty
           Trust, Inc. ................      12,060
  1,200  UnitedGlobalCom, Inc., Class A*     18,975
    400  Universal Health Realty
           Income Trust ...............       8,004
  1,500  USA Education, Inc. ..........     108,795
    200  W Holding Company, Inc. ......       2,375
    450  Waddell & Reed Financial, Inc.,
           Class A ....................      13,824
    781  Washington Federal, Inc. .....      20,306
  4,960  Washington Mutual, Inc. ......     254,795
    300  Washington Real Estate
           Investment Trust ...........       6,600
    404  Webster Financial Corporation       11,489
    300  Weingarten Realty Investors ..      12,597
    800  Westfield America, Inc. ......      13,224


                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         MISCELLANEOUS FINANCE  (CONTINUED)
    100  White Mountains Insurance
           Group Inc. .................$     31,200
    100  Willow Grove Bancorp, Inc. ...       1,163
    100  Winfield Capital Corporation*          288
                                       ------------
                                          9,242,858
                                       ------------

         MOTOR VEHICLES - 1.2%
    400  A.S.V., Inc.* ................       4,325
    450  ArvinMeritor, Inc. ...........       6,908
    200  Autoweb.com, Inc.* ...........          69
    300  BorgWarner, Inc. .............      13,110
    100  Cascade Corporation* .........       1,560
    900  Coachmen Industries, Inc. ....      10,080
    400  CSK Auto Corporation* ........       2,412
    300  Cummins Engine Company, Inc. .      11,085
    800  Dana Corporation .............      13,544
  5,076  Delphi Automotive
           Systems Corporation ........      71,216
    500  Donaldson Company, Inc. ......      13,305
    500  Eaton Corporation ............      35,575
    400  Federal-Mogul Corporation ....       1,376
    500  Fleetwood Enterprises, Inc. ..       6,025
 15,335  Ford Motor Company ...........     426,466
  4,700  General Motors Corporation ...     250,604
  6,000  General Motors Corporation,
           Class H ....................     136,020
    700  Gentex Corporation* ..........      17,544
  1,100  Genuine Parts Company ........      29,656
  2,600  Harley-Davidson, Inc. ........     112,710
    100  Keystone Automotive
           Industries, Inc.* ..........         713
    700  Lear Corporation* ............      22,442
    100  Lithia Motors, Inc., Class A*        1,323
    400  Navistar International
           Corporation* ...............      10,008
    200  Noble International, Ltd.* ...       1,013
    600  O'Reilly Automotive, Inc.* ...      11,363
    300  Oshkosh Truck Corporation ....      14,681
  2,600  Return Assured, Inc.* ........       1,544
    600  Rush Enterprises, Inc.* ......       2,475
    300  Smith (A.O.) Corporation .....       5,556
    400  Sonic Automotive, Inc.* ......       3,380


                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         MOTOR VEHICLES  (CONTINUED)
    300  SPX Corporation ..............$     29,100
    300  Stoneridge, Inc.* ............       2,265
    300  Superior Industries
           International, Inc. ........      11,190
    100  Thor Industries, Inc. ........       2,467
    300  Winnebago Industries, Inc. ...       5,100
                                       ------------
                                          1,288,210
                                       ------------

         NON-DURABLES & Entertainment - 1.1%
    300  Action Performance
           Companies, Inc.* ...........       1,641
    700  American Greetings Corporation,
           Class A ....................       9,142
    400  Applebee's International, Inc.      12,250
    300  Ark Restaurants Corporation* .       2,081
    200  barnesandnoble.com, inc.* ....         275
    300  Boston Celtics, L.P.* ........       3,030
    210  Bowl America, Inc., Class A ..       1,969
    600  Brinker International, Inc.* .      17,736
    100  Canterbury Park
           Holding Corporation* .......         684
    800  CBRL Group, Inc.* ............      15,150
    450  CEC Entertainment, Inc.* .....      18,000
    400  Cedar Fair, L.P. .............       8,240
    300  Centillium Commuications, Inc.*      8,663
    200  Cheesecake Factory (The), Inc.*      7,913
    300  Churchill Downs, Inc. ........       8,213
    600  CKE Restaurants, Inc. ........       2,220
    200  Cooker Restaurant Corporation          256
  2,700  Corvis Corporation* ..........      28,181
    700  Darden Restaurants, Inc. .....      15,211
    600  Dave & Buster's, Inc.* .......       5,820
    400  Diedrich Coffee, Inc.* .......         225
    100  Dixon Ticonderoga Company* ...         455
    800  Dover Downs Entertainment, Inc.      9,680
  1,200  Electronic Arts, Inc.* .......      60,000
    633  Energizer Holdings, Inc.* ....      15,762
    200  Factory 2-U Stores, Inc.* ....       7,625
    300  Fastenal Company .............      18,000
  1,200  Fortune Brands, Inc. .........      40,536

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         NON-DURABLES & ENTERTAINMENT  (CONTINUED)
    450  Fossil, Inc.* ................$      7,875
    500  Frisch's Restaurants, Inc. ...       6,450
    500  Harcourt General, Inc. .......      28,020
    950  Hasbro, Inc. .................      11,666
    500  Hollywood Media Corporation* .       1,969
    300  Huffy Corporation ............       2,190
    100  ICU Medical, Inc.* ...........       3,013
    200  Il Fornaio Corporation* ......       2,725
    600  International Game Technology*      32,400
    512  International Speedway
           Corporation, Class A .......      23,104
    500  Jack in the Box, Inc.* .......      14,910
  1,300  JAKKS Pacific, Inc.* .........      16,819
    300  Kreisler Manufacturing Corporation*  1,594
    400  Lancaster Colony Corporation .      11,800
    600  Luby's, Inc. .................       4,110
  3,980  Mattel, Inc. .................      67,501
 10,600  McDonald's Corporation .......     311,640
    500  Moore Medical Corporation* ...       3,725
    300  Movado Group, Inc. ...........       4,519
    500  MP3.com, Inc.* ...............       1,500
  2,236  Newell Rubbermaid, Inc. ......      58,829
  1,100  ONI Systems Corporation* .....      36,988
    500  Outback Steakhouse, Inc.* ....      13,300
    200  P.F. Chang's China Bistro, Inc.*     6,700
    500  Peco II, Inc.* ...............       6,875
    400  Piccadilly Cafeterias, Inc. ..         720
    400  Richton International Corporation*  10,200
    100  Riviana Foods, Inc. ..........       1,888
    900  Ruby Tuesday, Inc. ...........      15,300
    100  Russ Berrie and Company, Inc.        2,600
  2,200  Service Corporation International*   7,854
    500  Sotheby's Holdings, Inc., Class A   12,640
    100  Star Buffet, Inc.* ...........         244
  1,500  Starbucks Corporation* .......      71,438
    900  Stewart Enterprises, Inc., Class A   3,009
  1,100  Tricon Global Restaurants, Inc.*    42,350
    600  Tupperware Corporation .......      14,160
  1,200  Wendy's International, Inc. ..      29,700
                                       ------------
                                          1,211,283
                                       ------------


                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         NON-FERROUS METALS - 0.3%
  7,048  Alcoa, Inc. ..................$    252,036
    100  Chase Industries, Inc.* ......       1,015
    400  Commercial Metals Company ....      10,228
    300  Commonwealth Industries, Inc.        1,538
    700  Engelhard Corporation ........      16,751
    900  Freeport-McMoRan Copper
           & Gold, Inc., Class B* .....      12,645
    500  Mueller Industries, Inc.* ....      15,200
    720  Phelps Dodge Corporation .....      33,120
    450  Reliance Steel & Aluminum Co.       11,520
    600  Southern Peru
           Copper Corporation .........       8,700
    300  Stillwater Mining Company* ...       9,987
    100  United Park City Mines Company*      2,030
    300  Verado Holdings, Inc., Class B*        281
    300  Wolverine Tube, Inc.* ........       3,873
                                       ------------
                                            378,924
                                       ------------

         OPTICAL & PHOTO - 0.3%
  7,419  Corning, Inc. ................     201,055
    200  CPI Corporation ..............       4,250
  2,400  Eastman Kodak Company ........     108,000
    400  Imation Corporation* .........       8,840
    700  Ingram Micro, Inc., Class A* .       9,660
    700  Lexar Media, Inc.* ...........         875
    525  Photronics, Inc.* ............      16,538
    200  Zygo Corporation* ............       4,175
                                       ------------
                                            353,393
                                       ------------

         PAPER & FOREST PRODUCTS - 0.8%
    400  Boise Cascade Corporation ....      12,832
    400  Bowater, Inc. ................      20,132
    600  Caraustar Industries, Inc. ...       5,400
    100  Chesapeake Corporation .......       2,580
    200  CSS Industries, Inc.* ........       4,370
    800  EarthShell Corporation* ......       1,075
    500  FiberMark, Inc.* .............       4,500
    400  Georgia Pacific Corporation
           (Timber Group) .............      12,692
  2,017  Georgia-Pacific Group ........      60,530
  4,192  International Paper Company ..     157,871

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         PAPER & FOREST PRODUCTS  (CONTINUED)
  4,274  Kimberly-Clark Corporation ...$    305,591
    600  Longview Fibre Company .......       7,614
    700  Lydall, Inc.* ................       7,560
    900  Mead Corporation .............      24,651
    800  Packaging Corp of America* ...      11,600
    100  Pope & Talbot, Inc. ..........       1,385
    400  Potlatch Corporation .........      12,840
    400  Rayonier, Inc. ...............      16,816
  2,000  Smurfit-Stone
           Container Corporation* .....      28,875
    500  St. Joe Company (The) ........      11,470
    400  Temple-Inland, Inc. ..........      19,036
    800  Westvaco Corporation .........      20,968
  1,900  Weyerhaeuser Company .........     102,106
    800  Willamette Industries, Inc. ..      37,184
                                       ------------
                                            889,678
                                       ------------

         PRODUCER GOODS - 5.2%
    200  Actrade Financial
           Technologies, Ltd.* ........       4,975
     60  Actuant Corporation, Class A*          888
    400  Aeroflex, Inc.* ..............       5,350
    808  Albany International Corporation,
           Class A ....................      14,625
    700  American Standard
           Companies, Inc.* ...........      39,641
    400  AMETEK, Inc. .................      11,040
    600  Applied Industrial
           Technologies, Inc. .........      10,950
    200  AptarGroup, Inc. .............       5,740
    700  Astec Industries, Inc.* ......       9,319
    100  Ault, Inc.* ..................         613
    900  Avery Dennison Corporation ...      47,700
  1,189  Axcelis Technologies, Inc.* ..      10,961
    500  Baldor Electric Company ......      10,500
    400  Blyth Industries, Inc.* ......       9,344
    100  Briggs & Stratton Corporation        3,956
    500  Capstone Turbine Corporation*       12,313
  2,700  Caterpillar, Inc. ............     112,320
    200  Chicago Rivet & Machine Co. ..       4,000
    200  Cognex Corporation* ..........       4,113


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         PRODUCER GOODS (CONTINUED)
    500  Comfort Systems USA, Inc.* ...$      1,240
    600  Concord Camera Corporation* ..       3,975
    700  Cooper Industries, Inc. ......      30,100
    300  Curtiss-Wright Corporation ...      14,370
    100  Daisytek International
           Corporation* ...............         898
  1,800  Deere & Company ..............      73,260
    150  DiamondCluster
           International, Inc., Class A*      3,159
  1,700  Dover Corporation ............      65,212
  1,500  DT Industries, Inc. ..........       5,250
    100  DuraSwitch Industries, Inc.* .       1,119
    450  Eastern Company (The) ........       6,840
    100  Edelbrock Corporation ........       1,050
    100  Elantec Semiconductor, Inc.* .       1,981
  3,400  Emerson Electric Company .....     227,460
    750  Encompass Services Corporation*      4,343
    500  Federal Signal Corporation ...      11,075
    500  Fisher Scientific
           International, Inc.* .......      18,000
    500  Flowserve Corporation ........      10,500
    200  FMC Corporation ..............      15,352
    200  Franklin Electric Company, Inc.     14,350
 80,300  General Electric Company .....   3,733,950
    150  Graco, Inc.* .................       4,020
    700  Grainger (W.W.), Inc. ........      24,507
    300  H Power Corporation* .........       1,706
    400  Hanover Compressor Company* ..      15,000
    400  Harsco Corporation ...........      11,040
    100  Hexcel Corporation* ..........       1,098
    500  HON INDUSTRIES, Inc. .........      12,425
  6,375  Honeywell International, Inc.      297,776
    500  Hubbell, Inc., Class B .......      13,975
    300  IDEX Corporation .............       9,579
  2,423  Illinois Tool Works, Inc. ....     146,713
  1,200  Ingersoll-Rand Company .......      52,020
    200  Invivo Corporation ...........       1,775
    100  Ionics, Inc.* ................       2,586
  1,500  Jabil Circuit, Inc.* .........      33,720
    700  JLG Industries, Inc. .........       9,100
    900  Johnson Controls, Inc. .......      59,832

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         PRODUCER GOODS (CONTINUED)
    400  Kaydon Corporation ...........$     10,156
    400  Kennametal, Inc. .............      12,460
    200  Lancer Corporation* ..........         980
    700  Lattice Semiconductor
           Corporation* ...............      12,950
    200  Libbey, Inc. .................       6,330
    300  Lone Star Technologies, Inc.*       13,347
    700  MagneTek, Inc.* ..............       7,840
    350  Manitowoc Company, Inc. ......       9,870
    300  MasTec, Inc.* ................       4,494
    200  Material Sciences Corporation*       1,760
    100  Matthews International
           Corporation, Class A .......       3,113
    400  Merix Corporation* ...........       5,000
    600  Micrel, Inc.* ................      16,875
    500  Milacron, Inc. ...............       9,930
    500  Miller (Herman), Inc. ........      12,813
    300  Millipore Corporation ........      15,750
    100  Misonix, Inc.* ...............         819
    400  Nordson Corporation ..........      11,175
    200  Norstan, Inc.* ...............         288
    400  Nortek, Inc.* ................      11,648
    500  Oceaneering International, Inc.*    10,300
    800  Pall Corporation .............      18,296
    500  Park-Ohio Holdings Corporation*      2,750
    829  Parker-Hannifin Corporation ..      35,672
    400  Penn Engineering
           & Manufacturing Corporation       16,040
    400  Pentair, Inc. ................      11,080
    300  Plug Power, Inc.* ............       4,725
    400  Precision Castparts Corporation     15,420
    600  Roper Industries, Inc. .......      23,268
  1,400  Safeguard Scientifics, Inc.* .      10,066
    400  Scott Technologies, Inc.* ....       9,100
    200  Sequa Corporation, Class A ...       8,968
    600  Shaw Group, Inc.* ............      30,186
    700  Snap-on, Inc. ................      19,810
    300  Standex International Corporation    7,320
    300  Steelcase, Inc. ..............       4,275
    300  Strattec Security Corporation*       9,928
    300  Tech/Ops Sevcon, Inc. ........       2,580


                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         PRODUCER GOODS (CONTINUED)
    200  Tecumseh Products Company,
           Class A ....................$     10,075
    300  Teleflex, Inc. ...............      12,885
    100  Tenneco Automotive, Inc. .....         315
    200  Terex Corporation* ...........       3,690
    700  Timken Company ...............      11,200
    600  Trinity Industries, Inc. .....      13,194
    100  Twin Disc, Inc. ..............       1,450
    800  U.S. Industries, Inc. ........       6,680
    100  U.S.A. Floral Products, Inc.*           13
    700  UCAR International, Inc.* ....       9,100
    800  Valhi, Inc. ..................       8,392
    600  Valmont Industries, Inc. .....      10,988
    200  Watsco, Inc. .................       2,520
    100  Woodhead Industries, Inc. ....       1,763
    200  Zebra Technologies Corporation,
           Class A* ...................       9,013
                                       ------------
                                          5,767,364
                                       ------------

         RAILROAD & SHIPPING - 0.4%
    200  Alexander & Baldwin, Inc. ....       5,163
  3,400  Burlington Northern Santa Fe
           Corporation ................     102,034
  2,000  CSX Corporation ..............      66,880
    300  Florida East Coast Industries,
           Inc. .......................      10,275
     92  Florida East Coast Industries
           Inc., Class B ..............       3,054
    300  GATX Corporation .............      13,116
    100  Genesee & Wyoming, Inc.,
           Class A* ...................       2,688
    200  Greenbrier Companies, Inc. ...       1,970
    100  International Shipholding
           Corporation ................         800
    400  Kansas City Southern
           Industries, Inc. ...........       5,992
    300  Newport News Shipbuilding, Inc.     16,395
  3,000  Norfolk Southern Corporation .      54,270
    100  Overseas Shipholding Group, Inc.     2,750
    600  Transport Corporation
           of America, Inc.* ..........       3,150
  2,000  Union Pacific Corporation ....     109,880

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         RAILROAD & SHIPPING  (CONTINUED)
    400  Wabtec Corporation ...........$      5,600
    500  Wisconsin Central
           Transportation Corporation*        7,938
                                       ------------
                                            411,955
                                       ------------

         REAL PROPERTY - 0.2%
    100  Alexander's, Inc.* ...........       6,601
    100  American Retirement Corporation*       425
    600  Boston Properties, Inc. ......      24,204
    900  Burnham Pacific Properties, Inc.     4,590
    900  Catellus Development
           Corporation* ...............      16,218
    400  CB Richard Ellis Services, Inc.*     6,196
    100  Center Trust, Inc. ...........         625
    876  Duke-Weeks Realty Corporation       20,060
    600  Fairfield Communities, Inc.* .       8,976
    400  FelCor Lodging Trust, Inc. ...       9,520
    400  Forest City Enterprises, Inc.,
           Class A ....................      16,856
    400  General Growth Properties, Inc.     13,504
    200  HomeServices.Com, Inc.* ......       2,250
    700  HomeStore.com, Inc.* .........      20,913
    300  JDN Realty Corporation .......       3,795
    200  Jones Lang LaSalle, Inc.* ....       2,820
    400  Kilroy Realty Corporation ....      10,556
    400  Mid-Atlantic Reatly Trust ....       5,140
    400  Newhall Land & Farming Co. ...      10,600
    300  Post Properties, Inc. ........      10,950
    500  Rouse Company ................      12,525
    400  Saul Centers, Inc. ...........       7,400
  1,200  Simon Property Group, Inc. ...      30,732
    700  Vornado Realty Trust .........      26,467
                                       ------------
                                            271,923
                                       ------------

         RETAIL - 5.7%
    200  99 Cents Only Stores* ........       7,710
    100  A.C. Moore Arts & Crafts, Inc.*        844
  3,308  Albertson's, Inc. ............      96,097
    100  Alloy Online, Inc.* ..........       1,225
  2,900  Amazon.com, Inc.* ............      29,544
    450  American Eagle Outfitters, Inc.*    15,666


                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         RETAIL  (CONTINUED)
    300  Ames Department Stores, Inc.* $      1,163
    200  Ashford.com, Inc.* ...........         131
  1,200  AutoZone, Inc.* ..............      30,312
    900  Barnes & Noble, Inc.* ........      24,300
  2,800  Bed Bath & Beyond, Inc.* .....      68,950
  1,800  Best Buy Company, Inc.* ......      73,728
    500  BJ's Wholesale Club, Inc.* ...      22,755
    400  Blair Corporation ............       7,260
    100  Blue Rhino Corporation* ......         238
    100  Brookstone, Inc.* ............       1,500
    500  Burlington Coat Factory
           Warehouse Corporation ......       9,775
    700  Casey's General Stores, Inc. .       8,619
  7,000  Cendant Corporation* .........      91,560
    700  Central Garden & Pet Company*        5,425
  2,200  Circuit City Stores, Inc. ....      33,375
    800  Consolidated Stores Corporation*    12,408
    100  Cost-U-Less, Inc.* ...........         156
  3,600  Costco Wholesale Corporation .     150,300
  3,100  CVS Corporation ..............     189,100
    200  DAMARK International, Inc.,
           Class A* ...................         950
  1,204  Delhaize America, Inc. .......      26,006
    100  dELIA*s Corporation, Class A*          384
    700  Dillard's, Inc., Class A .....      13,160
  2,331  Dollar General Corporation ...      43,357
    750  Dollar Tree Stores, Inc.* ....      20,859
    400  Drugstore.com, Inc.* .........         525
    200  Egghead.com, Inc.* ...........         156
    400  Enesco Group, Inc. ...........       2,120
    700  eToys, Inc.* .................          66
  1,800  Family Dollar Stores, Inc. ...      47,268
  1,600  Federated Department Stores, Inc.*  77,360
  7,250  Gap, Inc. ....................     197,490
    400  Gardenburger, Inc.* ..........         325
    400  Great Atlantic & Pacific Tea
           Company, Inc. ..............       3,820
    500  Guitar Center, Inc.* .........       7,844
 19,050  Home Depot, Inc. .............     809,625
    300  Insight Enterprises, Inc.* ...       6,806
  3,950  Intimate Brands, Inc. ........      62,410

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         RETAIL  (CONTINUED)
  3,600  Kmart Corporation* ...........$     33,660
  2,800  Kohl's Corporation* ..........     184,548
  6,500  Kroger Company* ..............     157,560
    300  Lands' End, Inc.* ............       6,966
  3,300  Limited, Inc. ................      58,245
    500  Longs Drug Stores, Inc. ......      13,950
  3,264  Lowe's Companies, Inc. .......     182,392
  2,450  May Department Stores Company       96,996
    800  Michaels Stores, Inc.*              26,200
    300  Neiman Marcus Group, Inc.,
           Class A ....................      10,920
  1,100  Nordstrom, Inc. ..............      20,295
  2,600  Office Depot, Inc.* ..........      23,920
  1,100  OfficeMax, Inc.* .............       3,366
    200  Payless ShoeSource, Inc.* ....      15,276
  1,967  Penney (J.C.) Company, Inc. ..      31,826
    300  PriceSmart, Inc.* ............       9,745
  1,700  RadioShack Corporation .......      72,760
  1,300  Rite Aid Corporation .........       6,786
    700  Ross Stores, Inc. ............      14,700
    100  RoweCom, Inc.* ...............          59
  4,000  Safeway, Inc.* ...............     217,240
  1,000  Saks, Inc.* ..................      12,000
    100  School Specialty, Inc.* ......       2,206
  2,700  Sears, Roebuck & Company .....     110,835
    300  Sharper Image Corporation* ...       2,569
    300  Shop At Home, Inc.* ..........         450
    300  Stamps.com, Inc.* ............         891
  4,200  Staples, Inc.* ...............      62,475
    700  Sunglass Hut International, Inc.*    7,919
    700  Systemax, Inc.* ..............       1,477
  7,400  Target Corporation ...........     288,600
  1,500  Tiffany & Company ............      46,665
  2,300  TJX Companies, Inc. ..........      70,334
  1,600  Toys "R" Us, Inc.* ...........      39,360
    400  UniFirst Corporation .........       5,168
    200  United Stationers, Inc.* .....       5,013
    700  Value America, Inc.* .........          10
    800  Venator Group, Inc.* .........       8,808
 36,200  Wal-Mart Stores, Inc. ........   1,813,258
  8,200  Walgreen Company .............     363,424


                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         RETAIL  (CONTINUED)
    300  Weis Markets, Inc. ...........$     10,761
    200  West Marine, Inc.* ...........       1,125
    350  Whitehall Jewellers, Inc.* ...       2,937
    400  Williams-Sonoma, Inc.* .......      10,900
  1,000  Winn-Dixie Stores, Inc. ......      25,540
    300  Zale Corporation* ............       9,438
    100  Zany Brainy, Inc.* ...........          66
                                       ------------
                                          6,292,311
                                       ------------

         STEEL - 0.1%
    700  AK Steel Holding Corporation .       6,671
    950  Allegheny Technologies, Inc. .      16,834
    100  Ampco-Pittsburgh Corporation .       1,230
    400  Carpenter Technology
           Corporation ................      11,080
    200  Gibraltar Steel Corporation* .       2,938
    600  Intermet Corporation .........       2,025
    100  Northwest Pipe Company* ......       1,175
    500  Nucor Corporation ............      22,100
    500  Oregon Steel Mills, Inc. .....       1,990
    500  Ryerson Tull, Inc. ...........       5,190
    100  Steel Dynamics, Inc.* ........       1,244
    900  USX-U.S. Steel Group .........      13,716
    200  WHX Corporation* .............         316
    900  Worthington Industries, Inc. .       8,865
                                       ------------
                                             95,374
                                       ------------

         TELEPHONE - 5.6%
    400  ADTRAN, Inc.* ................       9,525
    700  Alamosa Holdings, Inc.* ......       7,350
    800  Allegence Telcom, Inc.* ......      16,200
  1,200  Allied Riser Communications
           Corporation* ...............       2,888
  2,601  ALLTEL Corporation ...........     139,674
    400  Applied Innovation, Inc.* ....       4,350
 30,732  AT&T Corporation .............     706,836
  2,990  Avaya, Inc.* .................      41,860
 15,200  BellSouth Corporation ........     637,792
  1,739  Broadwing, Inc.* .............      40,901
    900  Centennial Cellular Corporation,
           Class A* ...................      17,494

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         TELEPHONE  (CONTINUED)
  1,100  CenturyTel, Inc. .............$     31,702
  2,000  Citizens Communications
           Company ....................      30,920
    300  Commonwealth Telephone
           Enterprises, Inc.* .........      10,200
    200  Convergent Communications, Inc.*        69
    400  Copper Mountain Networks, Inc.*      1,638
    122  CoreComm Limited* ............         221
  1,100  Covad Communications Group, Inc.*    1,959
  1,900  Crown Castle International
           Corporation* ...............      47,738
    200  Davel Communications, Inc.* ..           6
    600  Dobson Communications
           Corporation, Class A* ......      11,138
    700  Electric Lightwave, Inc., Class A*   2,669
  2,800  Exodus Communications, Inc.* .      40,950
    200  Focal Communications Corporation*    2,563
  1,100  Global TeleSystems Group, Inc.*      1,342
    300  Globix Corporation* ..........       1,163
    500  ICG Communications, Inc.* ....          86
    300  Illuminet Holdings, Inc.* ....       7,763
    400  Inet Technologies, Inc.* .....       6,025
    300  Inter-Tel, Inc. ..............       2,906
    900  Intermedia Communications, Inc.*    14,231
    400  ITXC Corporation* ............       2,400
    200  Leap Wireless International, Inc.*   6,113
  3,000  Level 3 Communications, Inc.*       75,938
    400  Lexent, Inc.* ................       2,800
  5,094  McLeodUSA, Inc., Class A* ....      66,859
    300  National Wireless Holdings, Inc.*    4,219
    700  NEON Communications, Inc.* ...       3,697
    200  Net2Phone, Inc.* .............       2,050
    400  Network Plus Corporation* ....       1,725
    600  Next Level Communications, Inc.*     5,269
  1,200  Nextel Partners, Inc., Class A*     23,325
  2,181  NTL, Inc.* ...................      56,684
    700  Pacific Gateway Exchange, Inc.*         23
    600  Pegasus Communications
           Corporation* ...............      16,763
    300  Pinnacle Holdings, Inc.* .....       2,841
    200  Powertel, Inc.* ..............      11,788


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         TELEPHONE  (CONTINUED)
    462  Price Communications
           Corporation* ...............$      8,524
    800  Primus Telecommunications
           Group, Inc.* ...............       2,375
 13,470  Qwest Communications
           International, Inc.* .......     497,986
  1,100  RCN Corporation* .............      10,175
  1,500  Rhythms NetConnections, Inc.*        1,453
 27,791  SBC Communications, Inc. .....   1,325,631
    800  Spectrasite Holdings, Inc.* ..      10,950
  7,400  Sprint Corporation ...........     165,464
  8,100  Sprint Corporation (PCS Group)*    203,958
    400  Stratos Lightwave, Inc.* .....       3,300
    500  Sunrise Telecom, Inc.* .......       3,156
    900  Talk.com, Inc.* ..............       1,322
    600  Telephone & Data Systems, Inc.      56,070
    200  Time Warner Telecom, Inc., Class A* 12,938
    300  Triton PCS Holdings, Inc., Class A* 10,444
    100  Tut Systems, Inc.* ...........         459
    300  Ulticom, Inc.* ...............       7,388
    600  United States Cellular Corporation* 35,568
    400  UTStarcom, Inc.* .............       7,900
    400  Vari-L Company, Inc.* ........       1,400
 22,206  Verizon Communications .......   1,099,197
  1,296  VoiceStream Wireless Corporation*  123,120
    600  WinStar Communications, Inc.*        7,575
    900  World Access, Inc.* ..........       1,069
 23,384  WorldCom, Inc.* ..............     388,759
  2,114  XO Communications, Inc., Class A*   31,446
  1,500  Z-Tel Technologies, Inc.* ....       7,313
                                       ------------
                                          6,147,593
                                       ------------

         TIRES & RUBBER - 0.1%
    200  American Biltrite, Inc. ......       2,940
    300  Bandag, Inc. .................      11,100
    100  Carlisle Companies, Inc. .....       3,450
    900  Cooper Tire & Rubber Company .      12,024
  1,159  Danaher Corporation ..........      73,527
  1,600  Goodyear Tire & Rubber Company      40,800
                                       ------------
                                            143,841
                                       ------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         TOBACCO - 0.9%
 18,000  Philip Morris Companies, Inc. $    867,240
    832  R.J. Reynolds Tobacco
           Holdings, Inc. .............      47,008
    500  Schweitzer-Mauduit
           International, Inc. ........      10,600
    300  Universal Corporation ........      11,328
  1,100  UST, Inc. ....................      31,724
    110  Vector Group Ltd. ............       2,305
                                       ------------
                                            970,205
                                       ------------

         TRAVEL & RECREATION - 0.6%
    600  Brunswick Corporation ........      12,774
    700  Callaway Golf Company ........      16,835
  4,700  Carnival Corporation .........     156,698
  1,100  Choice Hotels International, Inc.*  14,850
    300  Coastcast Corporation ........       3,300
    900  Dollar Thrifty Automotive
           Group, Inc.* ...............      17,955
    100  Ellett Brothers, Inc. ........         244
    400  Expedia, Inc., Class A* ......       6,250
  1,200  Extended Stay America, Inc.* .      17,760
  1,100  Harrah's Entertainment, Inc.*       34,122
    400  Hertz Corporation, Class A ...      14,192
  2,865  Hilton Hotels Corporation ....      30,684
  1,500  Host Marriott Corporation ....      18,930
    300  Lodgian, Inc. ................         990
  1,100  Mandalay Resort Group* .......      22,308
  1,900  Marriott International, Inc.,
            Class A ...................      81,092
    800  MeriStar Hospitality Corporation    16,080
  1,400  MGM Mirage, Inc. .............      37,632
  2,300  Park Place Entertainment
           Corporation* ...............      25,645
    600  Pinnacle Entertainment, Inc.*        6,450
    500  Prime Hospitality Corporation*       6,375
    300  Quokka Sports, Inc.* .........          47
    200  Rawlings Sporting Goods
           Company, Inc.* .............         900
    200  ResourtQuest International, Inc.*    1,760
  1,800  Royal Carribean Cruises, Ltd.       50,850
    300  Shuffle Master, Inc.* ........       5,100


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                             FEBRUARY 28, 2001
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

                                             Value
 Shares                                    (Note 1)
 ------                                    --------

         TRAVEL & RECREATION  (CONTINUED)
    700  Six Flags, Inc.* .............$     15,113
    800  Sodexho Marriott Services, Inc.     23,360
    600  Speedway Motorsports, Inc.* ..      14,130
  1,473  Starwood Hotels & Resorts
           Worldwide, Inc. ............      51,408
    300  Trendwest Resorts, Inc.* .....       8,494
                                       ------------
                                            712,328
                                       ------------

         TRUCKING & FREIGHT - 0.2%
    100  Avert, Inc. ..................       1,700
    400  Boyd Bros. Transportation, Inc.*     1,038
    600  C.H. Robinson Worldwide, Inc.       17,925
    400  CNF Transportation, Inc. .....      13,816
    400  Consolidated Freightways
           Corporation* ...............       2,700
    500  Covenant Transport, Inc., Class A*   6,344
    500  Expeditors International
           of Washington, Inc. ........      29,188
    150  Forward Air Corporation* .....       5,541
    200  Knight Transportation, Inc.* .       4,575
    100  M.S. Carriers, Inc.* .........       2,941
    200  Marten Transport, Ltd.* ......       2,700
    100  Old Dominion Freight Line, Inc.*     1,025
    700  PACCAR, Inc. .................      32,463
    100  RailWorks Corporation* .......         150
    400  Roadway Express, Inc. ........      10,325
    500  Ryder System, Inc. ...........      10,255
    400  Shurgard Storage Centers Inc.,
           Class A ....................      10,012
    950  Swift Transportation Company, Inc.* 16,447
    900  United Parcel Service, Inc.,
           Class B ....................      50,877
    300  USFreightways Corporation ....       9,563
    200  Wabash National Corporation ..       2,160
    500  Werner Enterprises, Inc. .....       8,344
                                       ------------
                                            240,089
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $114,597,570) ........ 110,275,125
                                       ------------


         WARRANTS - 0.0%***
  1,100  Dime Bancorp, Inc.,
           Litigation Tracking Warrant*$        275
                                       ------------
         TOTAL WARRANTS
           (Cost $223) ................         275
                                       ------------

RIGHTS - 0.0%***
    200  Bank United Corporation,
           Contingent Payment Rights* .          69
    174  Bluefly, Inc.,
           Rights Expire 03/26/01* ....           8
    300  Elan Corporation plc,
           Contingent Value Rights
           Expire 03/31/03* ...........         347
  1,800  Seagate Tax Refund Rights* ...         144
                                       ------------
         TOTAL RIGHTS
           (Cost $68) .................         568
                                       ------------

TOTAL INVESTMENTS
   (Cost $114,597,861**) ...... 100.1%  110,275,968
OTHER ASSETS AND LIABILITIES
   (Net) ......................  (0.1%)     (64,089)
                                -----  ------------
NET ASSETS .....................100.0% $110,211,879
                                =====  ============


--------------------------------------------------------------------------------
*    Non-income producing security.
**   Aggregate  cost  for  Federal  tax  purposes  is  $114,597,861.
***  Amount represents less than 0.1% of net assets.

Abbreviations:
ADR - American Depositary Receipt
CVO - Contingent Value Obligation


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     STATEMENTS OF ASSETS AND LIABILITIES
                                                 FEBRUARY 28, 2001   (UNAUDITED)
--------------------------------------------------------------------------------

                                       LARGE         LARGE          SMALL          SMALL       WILSHIRE
                                      COMPANY       COMPANY        COMPANY        COMPANY        5000
                                      GROWTH         VALUE         GROWTH          VALUE         INDEX
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                    -------------  ------------  -------------  -------------  ------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules.....   $ 542,566,540  $ 95,391,732  $  14,335,838  $  26,553,756  $ 110,275,968

Cash.............................              --       813,546         83,368         26,379        127,946
Dividends receivable.............         290,398       312,199          2,101         87,760        134,749
Receivable for Portfolio shares
  sold                                    838,416        96,258         16,000         30,403        158,605
Prepaid expenses and other assets           9,755           763          5,389            146            977
                                    -------------  ------------  -------------  -------------   ------------
  Total Assets...................     543,705,109    96,614,498     14,442,696     26,698,444    110,698,245
                                    -------------  ------------  -------------  -------------   ------------

LIABILITIES:
Payable for investment securities
  purchased......................              --       387,443             --             --             --
Payable for Portfolio shares
  redeemed                              1,419,443        96,413          2,476         48,927        294,817
Investment advisory fee payable
  (Note 2).......................         110,754        18,849          1,114          2,099             --
Administration fee payable
  (Note 2) ......................          65,633        14,299         10,116          6,365             --
Distribution and service fees
  payable (Note 3)...............         129,052        10,332          1,833          3,362         48,772
Directors' fees payable (Note 2).           9,133           786            243            630          1,646
Transfer agent fees payable......          69,561        15,378          7,764          5,978          9,928
Custodian fees payable (Note 2)..         150,238        20,495         20,781         32,912         64,537
Printing fees payable............          64,672         6,648          1,102          2,140          3,192
Legal and Audit fees payable.....          48,320         2,045             --             --          4,895
Accrued expenses and other
  payables ......................              --        13,362             --          2,747         58,579
                                    -------------  ------------  -------------  -------------   ------------
  Total Liabilities..............       2,066,806       586,050         45,429        105,160        486,366
                                    -------------  ------------  -------------  -------------   ------------

NET ASSETS.......................   $ 541,638,303  $ 96,028,448  $  14,397,267  $  26,593,284  $ 110,211,879
                                    -------------  ------------  -------------  -------------   ------------
Investments, at cost (Note 1)....   $ 489,810,514  $ 79,188,910  $  13,271,521  $  23,352,824  $ 114,597,861
                                    =============  ============  =============  =============   ============



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                               [GRAPHIC OMITTED]
     STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                                 FEBRUARY 28, 2001   (UNAUDITED)
--------------------------------------------------------------------------------

                                       LARGE         LARGE          SMALL          SMALL       WILSHIRE
                                      COMPANY       COMPANY        COMPANY        COMPANY        5000
                                      GROWTH         VALUE         GROWTH          VALUE         INDEX
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                    -------------  ------------  -------------  -------------  ------------
ASSETS:
NET ASSETS consist of:
Undistributed net investment
  income/(loss).....................$    (950,436) $    670,110  $     (94,334) $     161,399  $    288,764


Accumulated net realized loss
  on investments sold...............  (22,104,305)     (681,064)    (1,467,199)    (3,326,697)   (3,677,018)
Net unrealized appreciation/
  (depreciation) of investments.....   52,756,026    16,202,822      1,064,317      3,200,932    (4,321,893)
Par value...........................       16,678         4,486          1,125          1,882        11,386
Paid-in capital.....................  511,920,340    79,832,094     14,893,358     26,555,768   117,910,640
                                    -------------  ------------  -------------  -------------  ------------
                                    $ 541,638,303  $ 96,028,448  $  14,397,267  $  26,593,284  $110,211,879
                                    =============  ============  =============  =============  ============
NET ASSETS:
Investment Class shares.............$ 428,620,574  $ 34,365,482  $   8,280,198  $  13,003,176  $ 83,192,263
                                    =============  ============  =============  =============  ============
  (50,000,000 shares authorized,
  per class, per Portfolio, par
  value $.001 per share)
Institutional Class shares..........$ 113,017,729  $ 61,662,966  $   6,117,069  $  13,590,108  $ 23,380,710
                                    =============  ============  =============  =============  ============
  (50,000,000 shares authorized,
  per class, per Portfolio, par
  value $.001 per share)
Qualified Class shares............. $          --  $         --  $          --  $          --  $  1,877,601
                                    =============  ============  =============  =============  ============
  (10,000,000 shares authorized,
  per class, par value $.001 per
  share)
Horace Mann Class shares............ $         --  $         --  $          --  $          --  $  1,761,305
                                    =============  ============  =============  =============  ============
  (10,000,000 shares authorized,
  per class, par value $.001 per
  share)
SHARES OUTSTANDING:
Investment Class shares.............   13,218,306     1,606,376        649,477        919,824     8,594,789
                                    =============  ============  =============  =============  ============
Institutional Class shares..........    3,459,368     2,879,375        475,744        962,008     2,414,303
                                    =============  ============  =============  =============  ============
Qualified Class shares..............           --            --             --             --       194,501
                                    =============  ============  =============  =============  ============
Horace Mann Class shares............           --            --             --             --       182,413
                                    =============  ============  =============  =============  ============
INVESTMENT CLASS SHARES:
Net asset value, offering and
  redemption price per share........$       32.43  $      21.39  $       12.75  $       14.14  $       9.68
                                    =============  ============  =============  =============  ============
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and
  redemption price per share........$       32.67  $      21.42  $       12.86  $       14.13  $       9.68
                                    =============  ============  =============  =============  ============
QUALIFIED CLASS SHARES:
Net asset value, offering and
  redemption price per share........$          --  $         --  $          --  $          --  $       9.65
                                    =============  ============  =============  =============  ============
HORACE MANN CLASS SHARES:
Net asset value, offering and
  redemption price per share........$          --  $         --  $          --  $          --  $       9.66
                                    =============  ============  =============  =============  ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     STATEMENTS OF OPERATIONS                                  [GRAPHIC OMITTED]
       FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001  (UNAUDITED)
--------------------------------------------------------------------------------

                                       LARGE         LARGE          SMALL          SMALL       WILSHIRE
                                      COMPANY       COMPANY        COMPANY        COMPANY        5000
                                      GROWTH         VALUE         GROWTH          VALUE         INDEX
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                    -------------  ------------  -------------  -------------  ------------

INVESTMENT INCOME:
Dividends........................   $   1,575,738  $    992,734  $      15,099  $     291,991  $    594,778
Other Income.....................              --            --             --          2,107            --
                                    -------------  ------------  -------------  -------------  ------------
  Total Income...................       1,575,738       992,734         15,099        294,098       594,778
                                    -------------  ------------  -------------  -------------  ------------

EXPENSES:
Investment advisory fee (Note 2).         834,818       105,870         18,261         26,760        52,897
Administration fee (Note 2)......         514,278        76,887         26,775         29,440        91,743
Transfer agent fees (Note 2).....         149,702        47,350         21,926         24,765        39,445
Custodian fees (Note 2)..........          29,385        35,737         23,048         38,918        83,405
Registration and filing fees.....          19,701        13,732         12,986         13,304        20,686
Legal and Audit fees.............          52,801         6,545          2,016          2,926         9,047
Printing fees....................          57,972         6,123          1,307          2,046        11,159
Directors' fees and expenses (Note 2)      33,035         3,673            748          1,364         5,310
Distribution and service fees (Note 3)    835,043        39,150         11,913         12,080       142,445
Other............................          20,457         5,457          4,538          4,563        36,465
                                    -------------  ------------  -------------  -------------  ------------
  Subtotal.......................       2,547,192       340,524        123,518        156,166       492,602
Fees waived and reimbursed by
  investment adviser (Note 2)....              --            --        (10,953)       (16,053)      (55,134)
Fees waived by Funds' administrator
  (Note 2).......................              --            --             --             --      (112,570)
Custody earnings credits (Note 2)         (21,018)      (17,741)        (3,132)        (7,163)      (19,418)
                                    -------------  ------------  -------------  -------------  ------------
  Total net expenses.............       2,526,174       322,783        109,433        132,950       305,480
                                    -------------  ------------  -------------  -------------  ------------

NET INVESTMENT INCOME/(LOSS).....        (950,436)      669,951        (94,334)       161,148       289,298
                                    -------------  ------------  -------------  -------------  ------------

NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS
  (Notes 1 and 4)
Net realized gain/(loss) on investments
  during the period..............     (11,259,828)    5,794,998     (1,082,906)       681,636       191,610
Net change in unrealized appreciation/
  (depreciation) of investments
  during the period..............    (218,907,804)      680,644     (1,432,868)     2,364,311   (23,548,907)
                                    -------------  ------------  -------------  -------------  ------------

NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS.....    (230,167,632)    6,475,642     (2,515,774)     3,045,947   (23,357,297)
                                    -------------  ------------  -------------  -------------  ------------

NET INCREASE/(DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS.....................   $(231,118,068) $  7,145,593  $  (2,610,108) $   3,207,095  $(23,067,999)
                                    =============  ============  =============  =============  ============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     STATEMENTS OF CHANGES IN NET ASSETS                       [GRAPHIC OMITTED]
       FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001  (UNAUDITED)
--------------------------------------------------------------------------------

                                       LARGE         LARGE          SMALL          SMALL       WILSHIRE
                                      COMPANY       COMPANY        COMPANY        COMPANY        5000
                                      GROWTH         VALUE         GROWTH          VALUE         INDEX
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                    -------------  ------------  -------------  -------------  ------------
Operations:
Net investment income/(loss)......  $    (950,436) $    669,951  $     (94,334) $     161,148  $    289,298
                                    -------------  ------------  -------------  -------------  ------------
Net realized gain/(loss)
  on investments sold during the
  period                              (11,259,828)     5,794,998     (1,082,906)      681,636       191,610
Net change in unrealized
  appreciation/ (depreciation) of
  investments during the period......(218,907,804)      680,644     (1,432,868)     2,364,311   (23,548,907)
                                    -------------  ------------  -------------  -------------  ------------
Net increase/(decrease) in net assets
  resulting from operations......    (231,118,068)    7,145,593     (2,610,108)     3,207,095   (23,067,999)
Distributions to shareholders from:
Net investment income:
  Investment Class shares.........             --      (238,470)            --        (90,301)     (206,288)
  Institutional Class shares......             --      (579,823)            --       (143,606)     (133,266)
  Qualified Class shares..........             --            --             --             --        (6,003)
  Horace Mann Class shares........             --            --             --             --        (8,050)
Net realized gain on investments:
  Investment Class shares.........     (7,080,000)           --     (1,248,272)            --    (1,012,298)
  Institutional Class shares......     (1,717,897)           --       (922,980)            --      (309,356)
  Qualified Class shares..........             --            --             --             --       (14,617)
  Horace Mann Class shares........             --            --             --             --       (21,065)
                                    -------------  ------------  -------------  -------------  ------------
Total distributions to shareholders    (8,797,897)     (818,293)    (2,171,252)      (233,907)   (1,710,943)
Capital Stock Transactions: (Dollars)
Investment Class shares:
  Shares sold.....................     64,461,587    21,480,031      5,608,319      8,045,407    28,643,303
  Shares issued as reinvestment of
  dividends                             6,658,798       231,399      1,128,408         79,794     1,133,524
  Shares redeemed.................   (105,881,651)  (10,858,323)    (4,504,686)    (3,698,282)  (13,359,900)
                                    -------------  ------------  -------------  -------------  ------------
Total Investment Class shares.....    (34,761,266)   10,853,107      2,232,041      4,426,919    16,416,927
                                    -------------  ------------  -------------  -------------  ------------
Institutional Class shares:
  Shares sold.....................     28,126,271     4,892,381        399,448        897,429    11,476,365
  Shares issued as reinvestment of
  dividends                             1,615,470       551,825        920,032        141,175       437,330
  Shares redeemed.................    (19,180,196)   (6,651,788)       (45,597)      (916,430)   (1,039,659)
                                    -------------  ------------  -------------  -------------  ------------
Total Institutional Class shares..     10,561,545    (1,207,582)     1,273,883        122,174    10,874,036
                                    -------------  ------------  -------------  -------------  ------------
Qualified Class shares:
  Shares sold.....................             --            --             --             --     1,459,064
  Shares issued as reinvestment of
  dividends                                    --            --             --             --        20,628
  Shares redeemed.................             --            --             --             --      (440,765)
                                    -------------  ------------  -------------  -------------  ------------
Total Qualified Class shares......             --            --             --             --     1,038,927
                                    -------------  ------------  -------------  -------------  ------------
Horace Mann Class shares:
  Shares sold.....................             --            --             --             --       779,131
  Shares issued as reinvestment of
  dividends                                    --            --             --             --        28,976
  Shares redeemed.................             --            --             --             --       (92,175)
                                    -------------  ------------  -------------  -------------  ------------
Total Horace Mann Class shares....             --            --             --             --       715,932
                                    -------------  ------------  -------------  -------------  ------------
Net increase/(decrease) in net assets
  from Capital Stock transactions.....(24,199,721)    9,645,525      3,505,924      4,549,093    29,045,822
                                    -------------  ------------  -------------  -------------  ------------
Net increase/(decrease) in net assets(264,115,686)   15,972,825     (1,275,436)     7,522,281     4,266,880
                                    -------------  ------------  -------------  -------------  ------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)         [GRAPHIC OMITTED]
       FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001  (UNAUDITED)
--------------------------------------------------------------------------------

                                       LARGE         LARGE          SMALL          SMALL       WILSHIRE
                                      COMPANY       COMPANY        COMPANY        COMPANY        5000
                                      GROWTH         VALUE         GROWTH          VALUE         INDEX
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                    -------------  ------------  -------------  -------------  ------------
NET ASSETS:
Beginning of period..............     805,753,989    80,055,623     15,672,703     19,071,003   105,944,999
                                    -------------  ------------  -------------  -------------  ------------
End of period....................   $ 541,638,303  $ 96,028,448  $  14,397,267  $  26,593,284  $110,211,879
                                    =============  ============  =============  =============  ============
Undistributed net investment
  income/(loss)..................   $    (950,436) $    670,110  $     (94,334) $     161,399  $    288,764
                                    =============  ============  =============  =============  ============
Capital Share Transactions:
Investment Class shares:
  Shares sold....................       1,648,794     1,040,058        366,860        597,442     2,705,054
  Shares issued as reinvestment
   of dividends..................         176,720        10,808         86,468          5,770       109,342
  Shares redeemed................      (2,772,675)     (523,828)      (302,145)      (278,987)   (1,227,361)
                                    -------------  ------------  -------------  -------------  ------------
Net increase/(decrease) in Investment
  Class shares outstanding.......        (947,161)      527,038        151,183        324,225     1,587,035
                                    =============  ============  =============  =============  ============
Institutional Class shares:
  Shares sold....................         724,229       235,873         28,552         70,537     1,042,060
  Shares issued as reinvestment
   of dividends..................          42,580        25,762         69,911         10,215        42,075
  Shares redeemed................        (503,515)     (321,583)        (2,561)       (72,364)     (110,758)
                                    -------------  ------------  -------------  -------------  ------------
Net increase/(decrease) in
  Institutional Class shares
  outstanding.......                      263,294       (59,948)        95,902          8,388       973,377
                                    =============  ============  =============  =============  ============
Qualified Class shares:
  Shares sold....................              --            --             --             --       137,487
  Shares issued as reinvestment
   of dividends..................              --            --             --             --         1,991
  Shares redeemed................              --            --             --             --       (39,671)
                                    -------------  ------------  -------------  -------------  ------------
Net increase in Qualified Class
  shares outstanding.............              --            --             --             --        99,807
                                    =============  ============  =============  =============  ============
Horace Mann Class shares:
  Shares sold....................              --            --             --             --        71,081
  Shares issued as reinvestment
   of dividends..................              --            --             --             --         2,796
  Shares redeemed................              --            --             --             --        (8,622)
                                    -------------  ------------  -------------  -------------  ------------
Net increase in Horace Mann Class
  shares outstanding.............              --            --             --             --        65,255
                                    =============  ============  =============  =============  ============




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     STATEMENTS OF CHANGES IN NET ASSETS                       [GRAPHIC OMITTED]
       YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------

                                       LARGE         LARGE          SMALL          SMALL       WILSHIRE
                                      COMPANY       COMPANY        COMPANY        COMPANY        5000
                                      GROWTH         VALUE         GROWTH          VALUE         INDEX
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                    -------------  ------------  -------------  -------------  ------------
Operations:
Net investment income/(loss)......  $  (1,538,169) $  1,277,668  $    (189,394) $     437,754  $    594,221
Net realized gain/(loss) on
  investments sold during the period       78,602    (5,946,643)     2,644,817     (3,207,574)   (2,388,902)
Net change in unrealized appreciation/
  (depreciation) of investments
  during the year.................    169,171,050     5,663,060      1,811,036       (416,950)   20,206,896
                                    -------------  ------------  -------------  -------------  ------------
Net increase/(decrease) in net assets
  resulting from operations.......    167,711,483       994,085      4,266,459     (3,186,770)   18,412,215
Distributions to shareholders from:
Net investment income:
  Investment Class shares.........             --      (290,710)            --       (465,434)     (433,884)
  Institutional Class shares......             --    (1,143,646)            --       (237,337)       (1,583)
  Qualified Class shares..........             --            --             --             --            --
  Horace Mann Class shares........             --            --             --             --          (643)
Net realized gain on investments:
  Investment Class shares.........     (5,828,884)     (940,507)            --       (501,864)     (202,301)
  Institutional Class shares......     (1,041,216)   (2,920,286)            --       (208,302)         (484)
  Qualified Class shares..........             --            --             --             --            --
  Horace Mann Class shares........             --            --             --             --            --
                                    -------------  ------------  -------------  -------------  ------------
Total distributions to shareholders    (6,870,100)   (5,295,149)            --     (1,412,937)     (638,895)
Capital Stock Transactions: (Dollars)
Investment Class shares:
  Shares sold.....................    337,687,044    29,568,055     18,837,145     11,261,907    58,388,533
  Shares issued as reinvestment of
  dividends                             5,450,826     1,184,449             --        942,183       614,597
  Shares redeemed.................   (275,518,972)  (27,579,905)   (21,434,968)   (27,713,472)  (90,079,080)
                                    -------------  ------------  -------------  -------------  ------------
Total Investment Class shares.....     67,618,898     3,172,599     (2,597,823)   (15,509,382)  (31,075,950)
                                    -------------  ------------  -------------  -------------  ------------
Institutional Class shares:
  Shares sold.....................     69,532,368    18,132,195        129,000      1,155,826    17,361,855
  Shares issued as reinvestment of
  dividends                               982,475     3,894,347             --        445,640         1,801
  Shares redeemed.................    (20,846,415)  (17,375,488)       (43,056)      (442,478)     (720,373)
                                    -------------  ------------  -------------  -------------  ------------
Total Institutional Class shares..     49,668,428     4,651,054         85,944      1,158,988    16,643,283
                                    -------------  ------------  -------------  -------------  ------------
Qualified Class shares:
  Shares sold.....................             --            --             --             --     1,154,230
  Shares issued as reinvestment of
  dividends                                    --            --             --             --            --
  Shares redeemed.................             --            --             --             --       (68,858)
                                    -------------  ------------  -------------  -------------  ------------
Total Qualified Class shares......             --            --             --             --     1,085,372
                                    -------------  ------------  -------------  -------------  ------------
Horace Mann Class shares:
  Shares sold.....................             --            --             --             --     1,454,602
  Shares issued as reinvestment of
  dividends                                    --            --             --             --           643
  Shares redeemed.................             --            --             --             --      (105,301)
                                    -------------  ------------  -------------  -------------  ------------
Total Horace Mann Class shares....             --            --             --             --     1,349,944
                                    -------------  ------------  -------------  -------------  ------------
Net increase/(decrease) in net assets
  from Capital Stock transactions.    117,287,326     7,823,653     (2,511,879)   (14,350,394)  (11,997,351)
                                    -------------  ------------  -------------  -------------  ------------
Net increase/(decrease) in net assets 278,128,709     3,522,589      1,754,580    (18,950,101)    5,775,969
                                    -------------  ------------  -------------  -------------  ------------

---------------------------
* Wilshire 5000 Index Portfolio Horace Mann and Qualified Class Shares commenced operations on December 10, 1999 and May 12, 2000 respectively.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     STATEMENTS OF CHANGES IN NET ASSETS                       [GRAPHIC OMITTED]
       YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------

                                       LARGE         LARGE          SMALL          SMALL       WILSHIRE
                                      COMPANY       COMPANY        COMPANY        COMPANY        5000
                                      GROWTH         VALUE         GROWTH          VALUE         INDEX
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                    -------------  ------------  -------------  -------------  ------------
NET ASSETS:
  Beginning of year..............     527,625,280    76,533,034     13,918,123     38,021,104   100,169,030
                                    -------------  ------------  -------------  -------------  ------------
  End of year....................   $ 805,753,989  $ 80,055,623  $  15,672,703  $  19,071,003  $105,944,999
                                    =============  ============  =============  =============  ============
  Undistributed net investment
  income                            $          --  $    818,452  $          --  $     233,948  $    353,073
                                    =============  ============  =============  =============  ============
Capital Share Transactions:
Investment Class shares:
  Shares sold....................       8,095,111     1,574,588      1,190,465        920,872     5,112,554
  Shares issued as reinvestment
    of dividends.................         134,329        62,946             --         77,962        53,093
  Shares redeemed................      (6,570,834)   (1,500,980)    (1,359,841)    (2,344,728)   (7,843,742)
                                    -------------  ------------  -------------  -------------  ------------
Net increase/(decrease) in Investment
  Class shares outstanding.......       1,658,606       136,554       (169,376)    (1,345,894)   (2,678,095)
                                    =============  ============  =============  =============  ============
Institutional Class shares:
  Shares sold....................       1,676,425       977,806          7,736         99,044     1,484,044
  Shares issued as reinvestment
   of dividends..................          24,114       207,211             --         36,956           155
  Shares redeemed................        (500,004)     (940,994)        (2,451)       (36,891)      (60,997)
                                    -------------  ------------  -------------  -------------  ------------
Net increase in Institutional Class
  shares outstanding.............       1,200,535       244,023          5,285         99,109     1,423,202
                                    =============  ============  =============  =============  ============
Qualified Class shares:
  Shares sold....................              --            --             --             --       100,614
  Shares issued as reinvestment
   of dividends..................              --            --             --             --            --
  Shares redeemed................              --            --             --             --        (5,920)
                                    -------------  ------------  -------------  -------------  ------------
Net increase in Qualified Class
  shares outstanding.............              --            --             --             --        94,694
                                    =============  ============  =============  =============  ============
Horace Mann Class shares:
  Shares sold....................              --            --             --             --       125,961
  Shares issued as reinvestment
   of dividends..................              --            --             --             --            55
  Shares redeemed................              --            --             --             --        (8,858)
                                    -------------  ------------  -------------  -------------  ------------
Net increase in Horace Mann Class
  shares outstanding.............              --            --             --             --       117,158
                                    =============  ============  =============  =============  ============

---------------------------
* Wilshire 5000 Index Portfolio Horace Mann and Qualified Class Shares commenced operations on December 10, 1999 and May 12, 2000 respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS                                      [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                          INVESTMENT CLASS SHARES
                                                ------------------------------------------------------------------------------
                                                SIX MONTHS                      YEAR ENDED AUGUST 31,
                                                   ENDED   -----------------------------------------------------------------
                                                 2/28/01+          2000           1999       1998       1997        1996
                                                ----------       --------       --------   --------   --------    --------
Net asset value, beginning of period..........   $   46.36       $  36.37       $  26.09   $  23.92   $  19.35    $  16.34
                                                 ---------       --------       --------   --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)..................       (0.07)***      (0.12)***      (0.05)      0.04       0.04***     0.07
Net realized and unrealized gain/(loss) on
  investments                                       (13.35)         10.55          12.30       2.71       7.29        3.45
                                                 ---------       --------       --------   --------   --------    --------
Total from investment operations..............      (13.42)         10.43          12.25       2.75       7.33        3.52
                                                 ---------       --------       --------   --------   --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income..........          --             --          (0.02)     (0.06)     (0.03)      (0.12)
Distributions from capital gains..............       (0.51)         (0.44)         (1.95)     (0.52)     (2.73)      (0.39)
                                                 ---------       --------       --------   --------   --------    --------
Total distributions...........................       (0.51)         (0.44)         (1.97)     (0.58)     (2.76)      (0.51)
                                                 ---------       --------       --------   --------   --------    --------
Net asset value, end of period................   $   32.43       $  46.36       $  36.37   $  26.09   $  23.92   $   19.35
                                                 =========       ========       ========   ========   ========   =========
Total return (a)..............................      (29.10)%**      28.84%         48.46%     11.61%     40.91%      21.90%
                                                 =========       ========       ========   ========   ========   =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)..........    $428,621       $656,711       $454,853   $ 81,569   $ 73,480    $ 19,035
Operating expenses including reimbursement/
  waiver/custody earnings credit..............        0.82%*         0.83%          0.90%      0.71%      0.81%       0.93%
Operating expenses excluding custody earnings
  credit......................................        0.82%*         0.84%          0.95%      0.73%      0.91%         --
Operating expenses excluding reimbursement/waiver
  custody earnings credit.....................        0.82%*         0.84%          0.95%      0.77%      1.09%       0.96%
Net investment income/(loss) including reimburse-
  ment/waiver/custody earnings credit.........       (0.34)%*       (0.28)%        (0.11)%     0.16%      0.20%       0.39%
Portfolio turnover rate.......................          21%**          50%            35%        57%        43%         44%

---------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the period.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)                        [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                          INSTITUTIONAL CLASS SHARES
                                                ------------------------------------------------------------------------------
                                                SIX MONTHS                      YEAR ENDED AUGUST 31,              PERIOD
                                                   ENDED   ------------------------------------------------------- ENDED
                                                 2/28/01+          2000           1999       1998       1997      8/31/96 (1)
                                                ----------       --------       --------   --------   --------    ------------
Net asset value, beginning of period..........   $   46.63       $  36.47       $  26.12    $ 23.91   $  19.35    $  18.27
                                                 ---------       --------       --------    -------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)..................       (0.01)***       0.01***        0.03       0.08       0.05***     0.01
Net realized and unrealized gain/(loss) on
  investments                                       (13.44)         10.59          12.31       2.72       7.29        1.07
                                                 ---------       --------       --------    -------   --------    --------
Total from investment operations..............      (13.45)         10.60          12.34       2.80       7.34        1.08
                                                 ---------       --------       --------    -------   --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income..........          --             --          (0.04)     (0.07)     (0.05)         --
Distributions from capital gains..............       (0.51)         (0.44)         (1.95)     (0.52)     (2.73)         --
                                                 ---------       --------       --------    -------   --------    --------
Total distributions...........................       (0.51)         (0.44)         (1.99)     (0.59)     (2.78)         --
                                                 ---------       --------       --------    -------   --------    --------
Net asset value, end of period................   $   32.67       $  46.63       $  36.47   $  26.12   $  23.91    $  19.35
                                                 =========       ========       ========    =======   ========    ========

Total return (a)..............................      (28.99)%**      29.23%         48.81%     11.78%     40.99%       5.91%**
                                                 =========       ========       ========    =======   ========    ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Net assets, end of period (in 000's)..........   $ 113,018       $149,043       $ 72,773   $ 34,993   $ 41,881    $  7,763
Operating expenses including reimbursement/
  waiver/custody earnings credit..............        0.52%*         0.52%          0.62%      0.60%      0.78%       0.91%*
Operating expenses excluding custody earnings
  credit......................................        0.52%*         0.53%          0.67%      0.62%      0.87%         --
Operating expenses excluding reimbursement/waiver/
  custody earnings credit.....................        0.52%*         0.53%          0.67%      0.66%      1.06%       0.94%*
Net investment income/(loss) including reimburse-
  ment/waiver/custody earnings credit.........       (0.04)%*        0.03%          0.18%      0.27%      0.23%       0.41%*
Portfolio turnover rate.......................          21%**          50%            35%        57%        43%         44%**

---------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares
    outstanding   method  for  the  period.
(1) Large Company Growth PortfolioInstitutional Class Shares commenced operations on July 15, 1996.
(a) Total return represents aggregate total return for the period indicated.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)                        [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                          INVESTMENT CLASS SHARES
                                                ------------------------------------------------------------------------------
                                                SIX MONTHS                      YEAR ENDED AUGUST 31,
                                                   ENDED   ------------------------------------------------------------------
                                                 2/28/01+          2000           1999       1998       1997         1996
                                                ----------       --------       --------   --------   --------    --------
Net asset value, beginning of period..........   $   19.91       $  21.02       $  19.29   $  20.49   $  17.80    $  16.02
                                                 ---------       --------       --------   --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................        0.14***        0.28***        0.28       0.38       0.47***     0.85
Net realized and unrealized gain/(loss) on
  investments.................................        1.52          (0.02)          3.32       0.01       5.13        1.91
                                                 ---------       --------       --------   --------   --------    --------
Total from investment operations..............        1.66           0.26           3.60       0.39       5.60        2.76
                                                 ---------       --------       --------   --------   --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income..........       (0.18)         (0.31)         (0.33)     (0.38)     (0.60)      (0.47)
Distributions from capital gains..............          --          (1.06)         (1.54)     (1.21)     (2.31)      (0.51)
                                                 ---------       --------       --------   --------   --------    --------
Total distributions...........................       (0.18)         (1.37)         (1.87)     (1.59)     (2.91)      (0.98)
                                                 ---------       --------       --------   --------   --------    --------
Net asset value, end of period................   $   21.39       $  19.91       $  21.02   $  19.29   $  20.49    $  17.80
                                                 =========       ========       ========   ========   ========    ========

Total return (a)..............................        8.33%**        1.71%         18.78%      1.34%     34.27%      17.52%
                                                 =========       ========       ========   ========   ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........   $  34,365       $ 21,490       $ 19,814   $ 13,055   $ 13,989    $ 17,960
Operating expenses including reimbursement/waiver/
  custody earnings credit.....................        0.96%*         0.98%          1.04%      0.83%      0.91%       0.89%
Operating expenses excluding custody earnings
  credit......................................        1.00%*         1.01%          1.06%      0.86%      0.96%         --
Operating expenses excluding reimbursement/waiver/
  custody earnings credit.....................        1.00%*         1.01%          1.06%      0.91%      1.18%       0.92%
Net investment income including reimbursement/
  waiver/custody earnings credit..............        1.47%*         1.51%          1.58%      1.88%      2.51%       3.12%
Portfolio turnover rate.......................          38%**         110%            57%        56%        65%         56%

----------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the period.
(a) Total return represents aggregate total return for the period indicated.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)                        [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                          INSTITUTIONAL CLASS SHARES
                                                ------------------------------------------------------------------------------
                                                SIX MONTHS                      YEAR ENDED AUGUST 31,              PERIOD
                                                   ENDED   ------------------------------------------------------- ENDED
                                                 2/28/01+          2000           1999       1998       1997      8/31/96 (1)
                                                ----------       --------       --------   --------   --------    ------------
Net asset value, beginning of period..........   $   19.93       $  21.04       $  19.29   $  20.47   $  17.80    $  17.19
                                                 ---------       --------       --------   --------   --------    --------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................        0.17***        0.33***        0.37       0.41       0.47***     0.07
Net realized and unrealized gain/(loss) on
  investments.................................        1.52          (0.01)          3.28       0.01       5.13        0.54
                                                 ---------       --------       --------   --------   --------    --------
Total from investment operations..............        1.69           0.32           3.65       0.42       5.60        0.61
                                                 ---------       --------       --------   --------   --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income..........       (0.20)         (0.37)         (0.36)     (0.39)     (0.62)         --
Distributions from capital gains..............          --          (1.06)         (1.54)     (1.21)     (2.31)         --
                                                 ---------       --------       --------   --------   --------    --------
Total distributions...........................       (0.20)         (1.43)         (1.90)     (1.60)     (2.93)         --
                                                 ---------       --------       --------   --------   --------    --------
Net asset value, end of period................   $   21.42$         19.93       $  21.04   $  19.29   $  20.47    $  17.80
                                                 =========       ========       ========   ========   ========    ========

Total return (a)..............................        8.50%**        2.06%         19.05%      1.47%     34.26%       3.55%**
                                                 =========       ========       ========   ========   ========    ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Net assets, end of period (in 000's)..........   $  61,663       $ 58,566       $ 56,719   $ 46,017   $ 49,334    $ 17,425
Operating expenses including reimbursement/waiver/
  custody earnings credit.....................        0.68%*         0.71%          0.77%      0.73%      0.91%       0.87%*
Operating expenses excluding custody earnings
  credit......................................        0.72%*         0.74%          0.79%      0.76%      0.96%         --
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..............        0.72%*         0.74%          0.79%      0.81%      1.18%       0.90%*
Net investment income including reimbursement/
  waiver/custody earnings credit..............        1.75%*         1.78%          1.86%      1.98%      2.51%       3.14%*
Portfolio turnover rate.......................          38%**         110%            57%        56%        65%         56%**

---------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the period.
(1) Large Company Growth Value Institutional Class Shares commenced operations on July 15, 1996.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS                                      [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                          INVESTMENT CLASS SHARES
                                                ------------------------------------------------------------------------------
                                                SIX MONTHS                      YEAR ENDED AUGUST 31,
                                                   ENDED   ------------------------------------------------------------------
                                                 2/28/01+          2000           1999       1998       1997         1996
                                                ----------       --------       --------   --------   --------    --------

Net asset value, beginning of period..........   $   17.80       $  13.34       $  11.78   $  16.61   $  18.56    $  18.55
                                                 ---------       --------       --------   --------   --------    --------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss...........................       (0.10)***      (0.21)***      (0.57)     (0.18)     (0.17)***   (0.19)
Net realized and unrealized gain/(loss) on
  investments.................................       (2.50)          4.67           3.01      (3.98)      2.38        3.06
                                                 ---------       --------       --------   --------   --------    --------
Total from investment operations..............       (2.60)          4.46           2.44      (4.16)      2.21        2.87
                                                 ---------       --------       --------   --------   --------    --------
LESS DISTRIBUTIONS:
Dividends from capital gains..................       (2.45)            --          (0.88)     (0.67)     (4.16)      (2.86)
                                                 ---------       --------       --------   --------   --------    --------
Total distributions...........................       (2.45)            --          (0.88)     (0.67)     (4.16)      (2.86)
                                                 ---------       --------       --------   --------   --------    --------
Net asset value, end of period................   $   12.75$         17.80       $  13.34   $  11.78   $  16.61    $  18.56
                                                 =========       ========       ========   ========   ========    ========

Total return (a)..............................      (14.94)%**      33.43%         20.79%    (26.02)%    15.16%      17.50%
                                                 =========       ========       ========   ========   ========    ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Net assets, end of period (in 000's)..........   $   8,280       $  8,871       $  8,907   $  9,659  $  14,471    $ 18,049
Operating expenses including reimbursement/waiver/
  custody earnings credit.....................        1.61%*         1.52%          1.46%      1.26%      1.22%       1.01%
Operating expenses excluding custody earnings
  credit......................................        1.66%*         1.56%          1.50%      1.28%      1.24%         --
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..............        1.81%*         1.71%          1.65%      1.43%      1.45%       1.05%
Net investment loss including reimbursement/
  waiver/custody earnings credit..............       (1.03)%*       (1.36)%        (1.20)%    (1.05)%    (1.05)%     (0.78)%
Portfolio turnover rate.......................          41%**         127%           153%        74%       105%         87%

---------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the period.
(a) Total return represents aggregate total return for the period indicated.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)                        [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                          INSTITUTIONAL CLASS SHARES
                                                ------------------------------------------------------------------------------
                                                SIX MONTHS                      YEAR ENDED AUGUST 31,              PERIOD
                                                   ENDED   ------------------------------------------------------- ENDED
                                                 2/28/01+          2000           1999       1998       1997      8/31/96 (1)
                                                ----------       --------       --------   --------   --------    ------------
Net asset value, beginning of period..........   $   17.91       $  13.38       $  11.79   $  16.61   $  18.56    $  16.66
                                                 ---------       --------       --------   --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss...........................       (0.08)***      (0.17)***      (0.54)     (0.17)     (0.17)***   (0.02)
Net realized and unrealized gain/(loss) on
   investments................................       (2.52)          4.70           3.01      (3.98)      2.38        1.92
                                                 ---------       --------       --------   --------   --------    --------
Total from investment operations..............       (2.60)          4.53           2.47      (4.15)      2.21        1.90
                                                 ---------       --------       --------   --------   --------    --------
LESS DISTRIBUTIONS:
Distributions from capital gains..............       (2.45)            --          (0.88)     (0.67)     (4.16)         --
                                                 ---------       --------       --------   --------   --------    --------
Total distributions...........................       (2.45)            --          (0.88)     (0.67)     (4.16)         --
                                                 ---------       --------       --------   --------   --------    --------
Net asset value, end of period................   $   12.86       $  17.91       $  13.38   $  11.79   $  16.61    $  18.56
                                                 =========       ========       ========   ========   ========    ========

Total return (a)..............................      (14.85)%**      33.86%         21.04%    (25.95)%    15.14%      11.40%**
                                                 =========       ========       ========   ========   ========    ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Net assets, end of period (in 000's)..........   $   6,117       $  6,802       $  5,011   $  4,054   $  4,599    $  3,577
Operating expenses including reimbursement/waiver/
   custody earnings credit....................        1.33%*         1.24%          1.27%      1.17%      1.22%       0.98%*
Operating expenses excluding custody earnings
   credit.....................................        1.38%*         1.28%          1.31%      1.19%      1.24%         --
Operating expenses excluding reimbursement/
   waiver/custody earnings credit.............        1.53%*         1.43%          1.46%      1.34%      1.45%       1.02%*
Net investment loss including reimbursement/
   waiver/custody earnings credit.............       (0.74)%*       (1.08)%        (1.01)%    (0.96)%    (1.05)%     (0.75)%*
Portfolio turnover rate.......................          41%**         127%           153%        74%       105%         87%**

---------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the period.
(1) Small Company Growth Portfolio Institutional Class Shares commenced operations on July 15, 1996.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS                                      [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                          INVESTMENT CLASS SHARES
                                                --------------------------------------------------------------------------
                                                SIX MONTHS                      YEAR ENDED AUGUST 31,
                                                   ENDED         ---------------------------------------------------------
                                                 2/28/01+          2000           1999       1998       1997        1996
                                                ----------       --------       --------   --------   --------    --------
Net asset value, beginning of period..........   $   12.31       $  13.60       $  13.77   $  17.25   $  15.92    $  15.41
                                                 ---------       --------       --------   --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................        0.09***       0.18***         0.09       0.36       0.40***     0.56
Net realized and unrealized gain/(loss)
on investments ...............................        1.86          (0.98)          0.79      (1.50)      4.27        0.95
                                                 ---------       --------       --------   --------   --------    --------
Total from investment operations..............        1.95          (0.80)          0.88      (1.14)      4.67        1.51
                                                 ---------       ---------      --------   --------   --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income..........       (0.12)         (0.24)         (0.19)     (0.37)     (0.75)      (0.56)
Distributions from capital gains..............          --          (0.25)         (0.86)     (1.97)     (2.59)      (0.44)
                                                 ---------       --------       --------   --------   --------    --------
Total distributions...........................       (0.12)         (0.49)         (1.05)     (2.34)     (3.34)      (1.00)
                                                 ---------       --------       --------   --------   --------    --------
Net asset value, end of period................   $   14.14       $  12.31       $  13.60   $  13.77   $  17.25    $  15.92
                                                 =========       ========       ========   ========   ========    ========

Total return (a)..............................       15.89%**      (5.83)%          6.20%     (8.79)%    33.73%      10.01%
                                                 =========       ========       ========   ========   ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Net assets, end of period (in 000's)..........   $  13,003       $  7,332       $ 26,395   $ 17,602   $ 20,299    $ 27,329
Operating expenses including reimbursement/waiver/
  custody earnings credit.....................        1.38%*         1.15%          1.02%      0.83%      0.86%       0.88%
Operating expenses excluding custody
  earnings credit                                     1.44%*         1.17%          1.08%      0.85%      0.90%         --
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..............        1.59%*         1.32%          1.23%      1.00%      1.15%       0.92%
Net investment income including reimbursement/
  waiver/custody earnings credit..............        1.37%*         1.51%          1.71%      1.61%      2.58%       3.13%
Portfolio turnover rate.......................          36%**          94%           113%        74%       105%         81%

-----------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the period.
(a) Total return represents  aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)                        [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                          INSTITUTIONAL CLASS SHARES
                                                --------------------------------------------------------------------------
                                                SIX MONTHS                      YEAR ENDED AUGUST 31,              PERIOD
                                                   ENDED         -------------------------------------------------  ENDED
                                                 2/28/01+          2000           1999       1998       1997      8/31/96 (1)
                                                ----------       --------       --------   --------   --------    --------
Net asset value, beginning of period..........   $   12.31       $  13.61       $  13.76   $  17.23   $  15.92    $  15.45
                                                 ---------       --------       --------   --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................        0.10***        0.21***        0.14       0.38       0.40***     0.06
Net realized and unrealized gain/(loss) on
  investments.................................        1.87          (0.99)          0.77      (1.50)      4.27        0.41
                                                 ---------       --------       --------   --------   --------    --------
Total from investment operations..............        1.97          (0.78)          0.91      (1.12)      4.67        0.47
                                                 ---------       --------       --------   --------   --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income..........       (0.15)         (0.27)         (0.20)     (0.38)     (0.77)         --
Distributions from capital gains..............          --          (0.25)         (0.86)     (1.97)     (2.59)         --
                                                 ---------       --------       --------   --------   --------    --------
Total distributions...........................       (0.15)         (0.52)         (1.06)     (2.35)     (3.36)         --
                                                 ---------       --------       --------   --------   --------    --------
Net asset value, end of period................   $   14.13       $  12.31       $  13.61   $  13.76   $  17.23    $  15.92
                                                 =========       ========       ========   ========   ========    ========
Total return (a)..............................       16.02%**      (5.61)%          6.43%    (8.72)%     33.74%       3.04%**
                                                 =========       ========       ========   ========   ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Net assets, end of period (in 000's)..........   $  13,590       $ 11,739       $ 11,627   $ 10,454   $ 26,412    $  7,335
Operating expenses including reimbursement/waiver/
  custody earnings credit.....................        1.15%*         0.93%          0.79%      0.74%      0.86%       0.85%*
Operating expenses excluding custody earnings
  credit......................................        1.21%*         0.95%          0.85%      0.76%      0.90%         --
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..............        1.36%*         1.10%          1.00%      0.91%      1.15%       0.89%*
Net investment income including reimbursement/
  waiver/custody earnings credit..............        1.60%*         1.73%          1.94%      1.70%      2.58%       3.16%*
Portfolio turnover rate.......................          36%**          94%           113%        74%       105%         81%**

---------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares
    outstanding   method  for  the  period.
(1) Small  Company  Value   Portfolio Institutional  Class Shares  commenced
    operations  on July 15, 1996.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS                                      [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                               INVESTMENT CLASS SHARES
                                                             ----------------------------------------------------------
                                                             SIX MONTHS             YEAR ENDED                 PERIOD
                                                              ENDED               ---------------               ENDED
                                                              2/28/01+                8/31/00               8/31/99 (1)
                                                             -----------          ---------------           -----------
Net asset value, beginning of period................         $  12.23                 $ 10.32                 $   10.00
                                                             --------                 -------                 ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................             0.03***                 0.06***                   0.02
Net realized and unrealized gain/(loss) on investments          (2.41)                   1.91                      0.30
                                                             --------                 -------                 ---------
Total from investment operations....................            (2.38)                   1.97                      0.32
                                                             --------                 -------                 ---------
LESS DISTRIBUTIONS:
Dividends from net investment income................            (0.03)                  (0.04)                       --
Distributions from capital gains....................            (0.14)                  (0.02)                       --
                                                             --------                 -------                 ---------
Total distributions.................................            (0.17)                  (0.06)                       --
                                                             --------                 -------                 ---------
Net asset value, end of period......................         $   9.68                 $ 12.23                 $   10.32
                                                             ========                 =======                 =========

Total return (a)....................................           (19.59)%**               19.14%                     3.20%**
                                                             ========                 =======                 =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)................         $ 83,192                 $85,704                 $  99,986
Operating expenses including reimbursement/waiver/
  custody earnings credit...........................             0.65%*                  0.60%                     0.60%*
Operating expenses excluding custody earnings credit             0.68%*                  0.62%                     0.69%*
Operating expenses excluding reimbursement/waiver/
  custody earnings credit...........................             1.00%*                  0.97%                     1.33%*
Net investment income including reimbursement/waiver/
  custody earnings credit...........................             0.47%*                  0.54%                     0.60%*
Portfolio turnover rate.............................                5%**                   61%                        4%**

------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding  method  for the  period.
(1) The Wilshire 5000 Index Portfolio Investment Class Shares commenced operations on February 1, 1999.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)                        [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                              INSTITUTIONAL CLASS SHARES
                                                             ----------------------------------------------------------
                                                             SIX MONTHS             YEAR ENDED                 PERIOD
                                                              ENDED               ---------------               ENDED
                                                              2/28/01+                8/31/00               8/31/99 (1)
                                                             -----------          ---------------           -----------
Net asset value, beginning of period................         $  12.25                 $ 10.33                 $   10.00
                                                             --------                 -------                 ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................             0.04***                 0.10***                   0.03
Net realized and unrealized gain/(loss) on investments          (2.41)                   1.91                      0.30
                                                             --------                 -------                 ---------
Total from investment operations....................            (2.37)                   2.01                      0.33
                                                             --------                 -------                 ---------
LESS DISTRIBUTIONS:
Dividends from net investment income................            (0.06)                  (0.07)                       --
Dividends from capital gains........................            (0.14)                  (0.02)                       --
                                                             --------                 -------                 ---------
Total distributions.................................            (0.20)                  (0.09)                       --
                                                             --------                 -------                 ---------
Net asset value, end of period......................         $   9.68                 $ 12.25                 $   10.33
                                                             ========                 =======                 =========
Total return (a)....................................           (19.49)%**               19.45%                     3.30%**
                                                             ========                 =======                 =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)................         $ 23,381                 $17,651                 $     183
Operating expenses including reimbursement/waiver/custody
   earnings credit..................................             0.31%*                  0.35%                     0.35%*
Operating expenses excluding custody earnings credit             0.34%*                  0.37%                     0.48%*
Operating expenses excluding reimbursement/waiver/custody
   earnings credit..................................             0.66%*                  0.72%                     1.32%*
Net investment income including reimbursement/waiver/custody
   earnings credit..................................             0.81%*                  0.79%                     1.20%*
Portfolio turnover rate.............................                5%**                   61%                        4%**

------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding  method  for the  period.
(1) The Wilshire 5000 Index Portfolio Institutional Class Shares commenced operations on February 1, 1999.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)                        [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                             HORACE MANN CLASS SHARES
                                                        -------------------------------------
                                                          SIX MONTHS               PERIOD
                                                             ENDED                  ENDED
                                                           2/28/01+               8/31/00 (1)
                                                        -------------------------------------

Net asset value, beginning of period................         $  12.22              $ 10.00
                                                             --------              -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................             0.03***              0.07***
Net realized and unrealized gain/(loss) on investments          (2.40)                2.21
                                                             --------              -------
Total from investment operations....................            (2.37)                2.28
                                                             --------              -------
LESS DISTRIBUTIONS:
Dividends from net investment income ...............            (0.05)               (0.06)
Dividends from capital gains .......................            (0.14)                  --
                                                             --------              -------
Total distributions.................................            (0.19)               (0.06)
                                                             --------              -------
Net asset value, end of period......................         $   9.66              $ 12.22
                                                             ========              =======

Total return (a)....................................           (19.54)%**            22.87%**
                                                             ========              =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)................         $  1,761              $ 1,432
Operating expenses including reimbursement/waiver/custody
  earnings credit...................................             0.66%*               0.70%*
Operating expenses excluding custody earnings credit             0.69%*               0.72%*
Operating expenses excluding reimbursement/waiver/custody
  earnings credit...................................             1.01%*               1.07%*
Net investment income including reimbursement/waiver/custody
  earnings credit...................................             0.46%*               0.44%*
Portfolio turnover rate.............................                5%**                61%**

------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding  method for the period.
(1) The Wilshire 5000 Index Portfolio Horace Mann Class Shares commenced operations on December 10, 1999.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)                        [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                               QUALIFIED CLASS SHARES
                                                        -------------------------------------
                                                          SIX MONTHS               PERIOD
                                                             ENDED                  ENDED
                                                           2/28/01+               8/31/00 (1)
                                                        -------------------------------------

Net asset value, beginning of period................         $  12.23             $ 10.94
                                                             --------             -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................             0.02***             0.09***
Net realized and unrealized gain/(loss) on investments          (2.41)               1.20
                                                             --------             -------
Total from investment operations....................            (2.39)               1.29
                                                             --------             -------
LESS DISTRIBUTIONS:
Dividends from net investment income                            (0.05)                 --
Distributions from capital gains                                (0.14)                 --
                                                             --------             -------
Total distributions.................................            (0.19)                 --
                                                             --------             -------
Net asset value, end of period......................         $   9.65             $ 12.23
                                                             --------             -------
Total return (a)....................................           (19.65)%**           11.79%**
                                                             ========             =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)................         $  1,878             $ 1,158
Operating expenses including reimbursement/waiver/custody
  earnings credit...................................             0.71%*              0.60%*
Operating expenses excluding custody earnings credit             0.74%*              0.62%*
Operating expenses excluding reimbursement/waiver/custody
  earnings credit...................................             1.06%*              0.97%*
Net investment income including reimbursement/waiver/custody
  earnings credit...................................             0.41%*              0.54%*
Portfolio turnover rate.............................                5%**               61%**

--------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding  method  for the  period.
(1) The  Wilshire  5000  Index  Portfolio
    Qualified  Class Shares  commenced  operations on May 12, 2000.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                 [GRAPHIC OMITTED]
--------------------------------------------------------------------------------


1.       SIGNIFICANT ACCOUNTING POLICIES.

         Wilshire Target Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Fund operates as a series company and presently offers five series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio (the "Portfolios"). The Fund accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares (the "shares"), each of which has equal rights as to class and voting privileges. The Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments is recognized on the accrual basis.



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EXPENSES:  Distribution  and Service fees  directly  attributable  to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually. The Portfolio's net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by each Portfolio as a whole.


FEDERAL INCOME TAXES: The Fund intends to qualify each Portfolio each year as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.


2.       Investment Advisory Fee, Administration Fee and Other Transactions.


         The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Wilshire Associates Incorporated ("Wilshire"). Under the terms of the Advisory Agreement dated July 11, 1996, the Fund has agreed to pay Wilshire a fee, computed daily and paid monthly, at the annual rate of .25 of 1% of the value of the Portfolio's average daily net assets of the Large Company Growth, Large Company Value, Small Company Growth and Small Company Value Portfolios.


Wilshire voluntarily has undertaken to waive .15 of 1% of the average daily net asset otherwise payable under the Advisory Agreement on the Small Company Growth and Small Company Value Portfolios. Prior to December 31, 1997, Wilshire voluntarily waived .15 of 1% of the average daily net assets for the Large Company Growth and Large Company Value Portfolios. The voluntary waiver may be terminated at any time by Wilshire by notice to the Directors of the Fund.


With respect to the Wilshire 5000 Index Portfolio, the Fund has entered into an investment advisory agreement (the "5000 Advisory Agreement") with Wilshire. Under the terms of the 5000 Advisory Agreement, the Portfolio has agreed to pay Wilshire a fee computed daily and paid monthly at the annual rate of .10% of the value of the Portfolio's average daily net assets. However, Wilshire has agreed to waive advisory fees and reimburse other expenses






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to the extent  necessary to maintain the  Portfolio's  expense ratio (other than
12b-1 fees) at 0.35% of the Portfolio's daily net assets until September 30, 2000.


For the six months ended February 28, 2001, Wilshire voluntarily waived fees and reimbursed other expenses as follows:

  FUND
 ------
Small Company Growth Portfolio.........................    $10,953
Small Company Value Portfolio..........................     16,053
Wilshire 5000 Index Portfolio..........................     55,134


PFPC Inc. ("PFPC") serves as the Fund's administrator pursuant to a Services Agreement (the "Services Agreement"). Under the terms of the Services Agreement, the Fund has agreed to pay PFPC an administration fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the Fund's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Fund's monthly average net assets on the next $4 billion in aggregate assets, and .08 of 1% of the Fund's monthly average net assets on the excess net assets. In addition, the Fund has agreed to pay PFPC an annual fee of $25,000 per Portfolio and $2,000 for each additional class.


With respect to the Wilshire 5000 Index Portfolio, PFPC has agreed to waive certain administration and accounting asset fees, transfer agent and fund accounting flat fees for a period of three years from inception.


For the six months ended February 28, 2001, PFPC voluntarily waived fees as follows:

Administration and Accounting..........................    $91,743
Transfer Agency........................................     20,827


The Northern Trust Company serves as the Fund's custodian. Each Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as Custody earnings credits in the Statements of Operations. Each Portfolio incurred overdraft charges. For the six months ended February 28, 2001, the charges were as follows: Large Company Growth, $24,491; Large Company Value, $5,623; Small Company Growth, $1,624; Small Company Value, $1,090; Wilshire 5000 Index, $1,705.


No officer, director or employee of Wilshire, PFPC, or any affiliate thereof, receives any compensation from the Fund for serving as Director or officer of the Fund. The Fund pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Fund also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.



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3.       Service and Distribution Plan.


         The Directors of the Fund, the Investment Class shareholders of each Portfolio and the Qualified Class shareholders of the Wilshire 5000 Index
Portfolio have adopted service and distribution plans pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 Index Portfolio. Under the Plans, each such Portfolio reimburses PFPC Distributors, Inc. ("the Distributor"), the Fund's distributor, at an annual rate of up to .25 of 1% of the value of the average daily net assets attributable to the Investment Class shares of such Portfolio for certain service fees provided by securities dealers or other financial intermediaries ("service fees") and for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class shares or Qualified Class shares. Prior to January 2, 2001, Provident Distributors, Inc. served as the distributor of the Fund. For the six months ended February 28, 2001, the distribution and service fees expenses incurred for such classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were .25%, .25%, .25%, .25% and .25% of average net assets, respectively.


In addition, Investment Class and Institutional Class shares pay the expenses associated with their respective shareholder servicing arrangements, provided that payment of such fees to any shareholder service provider do not exceed in any year .10% of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider. For the six months ended February 28, 2001, the shareholder service provider fees incurred for Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were .06%, .05%,
 .03%, .02% and .09% of attributable average net assets, respectively.


The Directors of the Fund, and the Horace Mann Class shareholders of the Wilshire 5000 Index Portfolio, have adopted a service and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 Index Portfolio. Under such Plan, the Fund pays the Distributor a fee equal to .35 of 1% of the value of the average daily net assets of the Wilshire 5000 Index Portfolio attributable to the Horace Mann Class Shares. For the six months ended February 28, 2001, the distribution fees expenses incurred for the Horace Mann Class were .35% of attributable average net assets.



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4.       Securities Transactions.


         For the six months ended February 28, 2001 aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

  FUND                                           PURCHASES             SALES
 ------                                        ------------        ------------
Large Company Growth Portfolio.................$143,162,153        $173,014,092
Large Company Value Portfolio..................  41,717,827          32,718,463
Small Company Growth Portfolio.................   7,271,323           6,064,097
Small Company Value Portfolio .................  12,379,872           7,871,171
Wilshire 5000 Index Portfolio..................  32,864,151           5,123,688


The aggregate gross unrealized appreciation and depreciation, as computed on a federal income tax basis, at February 28, 2001 for each Portfolio is as follows:

                                             UNREALIZED          UNREALIZED
  FUND                                      APPRECIATION        DEPRECIATION
 ------                                     ------------        ------------
Large Company Growth Portfolio ............ $106,742,039         $53,986,013
Large Company Value Portfolio .............   18,146,834           1,944,012
Small Company Growth Portfolio.............    3,002,538           1,938,221
Small Company Value Portfolio .............    3,910,105             709,173
Wilshire 5000 Index Portfolio..............   12,384,580          16,706,473



5.       Significant Shareholder Activity.


         At February 28, 2001, a significant shareholder owned approximately the following percentage of total outstanding Institutional Class shares of each of the Portfolios:

  FUND
   ------
Large Company Growth Portfolio.......................        12%
Large Company Value Portfolio........................        33%
Small Company Growth Portfolio.......................        91%
Small Company Value Portfolio........................        90%
Wilshire 5000 Index Portfolio........................        70%



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[GRAPHIC OF WILSHIRE TARGET FUNDS, INC. LOGO OMITTED]
P.O. Box 60488
King of Prussia, Pennsylvania 19406-0488